UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de. St. Paer

Schwab Strategic Trust - Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2020

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  August 31, 2020
Schwab U.S. REIT ETF

                  Ticker Symbol  SCHH
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2020
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	-12.61%
NAV Return[1]	-12.47%
Dow Jones Equity All REIT Capped Index[2]	N/A
REIT Spliced Index	-12.53%
ETF Category: Morningstar Real Estate[3]	-5.95%
Performance Details	pages 7-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Effective June 22, 2020, the fund changed its primary comparative index from the Dow Jones U.S. Select REIT IndexTM to the Dow Jones Equity All REIT Capped Index (index) in connection with a change to the fund’s investment objective and investment strategies to invest its assets in accordance with the index. The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The six-month reporting period ended August 31, 2020 has been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. U.S. real estate securities were also generating mostly positive returns, supported by accommodative monetary policies and solid fundamentals. But the rapid spread of COVID-19 around the world brought many economies to an abrupt halt and sent stock markets reeling. A new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% over just 22 trading days in late February and early March. Stay-at-home orders, business closures, and social distancing restrictions resulted in steep declines in global real estate securities, particularly real estate investment trusts (REITs). By the end of the reporting period, however, many stocks had rebounded and major equity indices reached new highs in August. U.S. REITs, however, showed fewer signs of recovery, though certain segments fared better than others. In this environment, the S&P 500® Index returned 19.6% for the six-month reporting period ended August 31, 2020. The Dow Jones U.S. Select REIT IndexTM returned -11.8% for the same period, while the FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned -10.4%.
Although the current environment is unprecedented, this varied performance of asset classes is a good reminder of the importance of diversification. At Charles Schwab Investment Management, we believe that maintaining exposure to a mix of asset classes that perform differently over time is one of the best ways to help weather market cycles. Since real estate securities tend to be influenced by a different combination of factors than stocks and bonds, REITs may add another layer of diversification when combined with more traditional asset classes in a portfolio. The Schwab U.S. REIT ETF offers a simple, low-cost way to capture the performance of U.S. REITs. The Schwab ETFs also offer potential tax-efficiency. In fact, since the launch of the first Schwab ETFs in 2009, we have paid zero capital gains on our entire ETF lineup.1
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The Schwab U.S. REIT ETF offers a simple, low-cost way to capture the performance of U.S. REITs.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	There is no guarantee that capital gains distributions will not be made in the future.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment

The six-month reporting period ended August 31, 2020 was a historically volatile one for global equity markets. The COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. International securities followed suit. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. U.S. real estate investment trusts (REITs) began to recover somewhat, although not to the extent of major market indices, several of which hit new highs by the end of the reporting period. For the reporting period, the Dow Jones U.S. Select REIT IndexTM, which represents U.S. real estate investment trusts (REITs) returned -11.76%. The FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned -10.39%. The S&P 500® Index, returned 19.63% for the same period.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining 5% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined in May through August, dropping below double digits in August. Consumer confidence, which remained solid through February, also fell steeply in March and April. By June, consumer confidence recovered before falling again in July and August. Inflation crept up slightly in January and February, before retreating in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment (continued)

Many central banks around the world, including the U.S. Federal Reserve (Fed) reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates during the reporting period—by 0.50% in early March and by 1.00% in mid-March—resulting in a federal funds rate of 0.00% to 0.25%. Demand for U.S. Treasuries surged, driving yields to historic lows. Short-term rates fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.99% to 0.11%. Longer-term yields also fell, with the yield on the 10-year U.S. Treasury falling from 1.50% to 0.72%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment.
Despite low interest rates, REITs fell under severe pressure during the reporting period as funding for development waned and demand in multiple sectors fell. Among REIT sub-industries in the Dow Jones Select U.S. REIT IndexTM, all but two, industrial REITs and specialized REITs, posted negative returns for the reporting period. Industrial REITs benefitted from a surge in e-commerce that boosted demand for facilities. Specialized REITs benefited from positive performance of data centers and infrastructure REITs as a result of increased demand for online and mobile communications. Retail REITs and hotel & resort REITs were particularly hard-hit amid diminishing consumer spending and curtailed travel.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	-12.61%	-18.25%	3.07%	6.69%
NAV Return[2]	-12.47%	-18.34%	3.07%	6.68%
Dow Jones Equity All REIT Capped Index[3]	N/A	N/A	N/A	N/A
REIT Spliced Index	-12.53%	-18.39%	3.14%	6.78%
Dow Jones U.S. Select REIT IndexTM	-11.76%	-17.67%	3.32%	6.88%
ETF Category: Morningstar Real Estate[4]	-5.95%	-9.17%	5.27%	N/A
Fund Expense Ratio[5]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Effective June 22, 2020, the fund changed its primary comparative index from the Dow Jones U.S. Select REIT IndexTM to the Dow Jones Equity All REIT Capped Index (index) in connection with a change to the fund’s investment objective and investment strategies to invest its assets in accordance with the index. The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	145
Weighted Average Market Cap (millions)	$32,773
Price/Earnings Ratio (P/E)	35.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	52% [2,3]
Industry Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2020 and held through August 31, 2020.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/20	Ending Account Value (Net of Expenses) at 8/31/20	Expenses Paid During Period 3/1/20-8/31/20[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$ 875.30	$0.33
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$42.29	$43.29	$37.08	$42.08	$37.71	$40.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.32	1.29	1.20	1.04	1.03
Net realized and unrealized gains (losses)	(5.96)	(1.00)	6.33	(5.28)	4.48	(2.38)
Total from investment operations	(5.31)	0.32	7.62	(4.08)	5.52	(1.35)
Less distributions:
Distributions from net investment income	(0.35)	(1.32)	(1.41)	(0.92)	(1.15)	(0.98)
Net asset value at end of period	$36.63	$42.29	$43.29	$37.08	$42.08	$37.71
Total return	(12.47%) [2]	0.59%	20.85%	(9.91%)	14.74%	(3.41%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.66% [3]	2.88%	3.17%	2.93%	2.50%	2.70%
Portfolio turnover rate[4]	52% [2]	6%	7%	8%	14%	12%
Net assets, end of period (x 1,000)	$4,361,272	$5,717,395	$5,127,268	$3,691,377	$3,037,968	$1,823,208

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 3.7%
Alexander & Baldwin, Inc.	284,840	3,449,412
American Assets Trust, Inc.	202,199	5,166,184
Armada Hoffler Properties, Inc.	238,402	2,407,860
Colony Capital, Inc. *	2,026,105	5,490,745
Empire State Realty Trust, Inc., Class A	609,172	3,837,784
Essential Properties Realty Trust, Inc.	386,925	6,566,117
Global Net Lease, Inc.	376,385	6,586,738
iStar, Inc.	306,261	3,791,511
PS Business Parks, Inc.	84,390	10,650,018
STORE Capital Corp.	936,414	25,320,635
VEREIT, Inc.	4,534,790	30,473,789
Washington Real Estate Investment Trust	346,352	7,598,963
WP Carey, Inc.	725,357	50,318,015
		161,657,771

Health Care REITs 9.1%
CareTrust REIT, Inc.	402,337	7,793,268
Community Healthcare Trust, Inc.	86,846	4,055,708
Diversified Healthcare Trust	996,924	3,788,311
Global Medical REIT, Inc.	167,889	2,147,300
Healthcare Realty Trust, Inc.	567,945	16,385,213
Healthcare Trust of America, Inc., Class A	918,698	24,244,440
Healthpeak Properties, Inc.	2,264,725	62,596,999
LTC Properties, Inc.	164,908	6,017,493
Medical Properties Trust, Inc.	2,222,879	41,301,092
Omega Healthcare Investors, Inc.	954,860	29,572,014
Physicians Realty Trust	851,490	15,454,543
Sabra Health Care REIT, Inc.	865,278	12,832,073
Universal Health Realty Income Trust	53,048	3,539,363
Ventas, Inc.	1,569,811	64,691,911
Welltower, Inc.	1,756,601	101,039,690
		395,459,418

Hotel & Resort REITs 2.3%
Apple Hospitality REIT, Inc. *	881,735	8,967,245
Chatham Lodging Trust *	196,669	1,360,949
DiamondRock Hospitality Co. *	840,092	4,452,488
Hersha Hospitality Trust *	150,774	969,477
Host Hotels & Resorts, Inc. *	2,966,629	33,315,244
Park Hotels & Resorts, Inc. *	991,577	9,410,066
Pebblebrook Hotel Trust	549,902	6,939,763
RLJ Lodging Trust	694,381	6,554,957
Ryman Hospitality Properties, Inc. *	231,006	8,815,189
Service Properties Trust	692,640	5,686,574
Summit Hotel Properties, Inc. *	442,553	2,606,637
Sunstone Hotel Investors, Inc. *	906,974	7,555,093
Xenia Hotels & Resorts, Inc. *	478,460	4,296,571
		100,930,253

Industrial REITs 11.0%
Americold Realty Trust	842,716	32,318,159
Duke Realty Corp.	1,550,049	59,754,389
EastGroup Properties, Inc.	164,373	21,887,909
Security	Number of Shares	Value ($)
First Industrial Realty Trust, Inc.	534,972	22,816,556
Industrial Logistics Properties Trust	274,187	5,914,214
Innovative Industrial Properties, Inc.	89,590	11,027,633
Lexington Realty Trust	1,163,168	13,225,220
Monmouth Real Estate Investment Corp.	411,677	5,973,433
Prologis, Inc.	2,399,830	244,446,684
Rexford Industrial Realty, Inc.	515,934	24,754,513
STAG Industrial, Inc.	625,700	20,210,110
Terreno Realty Corp.	284,829	16,987,201
		479,316,021

Office REITs 8.4%
Alexandria Real Estate Equities, Inc.	530,981	89,406,581
Boston Properties, Inc.	607,939	52,811,661
Brandywine Realty Trust	716,800	7,977,984
City Office REIT, Inc.	199,369	1,602,927
Columbia Property Trust, Inc.	481,198	5,678,136
Corporate Office Properties Trust	472,299	11,637,447
Cousins Properties, Inc.	625,051	18,657,772
Douglas Emmett, Inc.	693,522	19,363,134
Easterly Government Properties, Inc.	316,166	7,648,056
Equity Commonwealth	511,117	16,043,963
Highwoods Properties, Inc.	437,009	16,282,955
Hudson Pacific Properties, Inc.	645,128	15,147,605
JBG SMITH Properties	494,925	13,694,575
Kilroy Realty Corp.	445,434	26,066,798
Mack-Cali Realty Corp.	381,090	4,813,167
Office Properties Income Trust	202,820	4,835,229
Paramount Group, Inc.	802,753	5,940,372
Piedmont Office Realty Trust, Inc., Class A	529,733	8,110,212
SL Green Realty Corp.	322,004	15,056,907
Vornado Realty Trust	667,475	23,915,629
		364,691,110

Residential REITs 14.7%
American Campus Communities, Inc.	578,791	19,621,015
American Homes 4 Rent, Class A	1,074,296	30,767,837
Apartment Investment & Management Co., Class A	625,935	22,552,438
AvalonBay Communities, Inc.	592,156	93,596,177
Camden Property Trust	409,809	37,268,030
Equity LifeStyle Properties, Inc.	766,431	50,806,711
Equity Residential	1,471,857	83,086,328
Essex Property Trust, Inc.	275,272	59,599,141
Front Yard Residential Corp. *	206,365	2,012,059
Independence Realty Trust, Inc.	399,112	4,673,602
Investors Real Estate Trust	51,242	3,643,306
Invitation Homes, Inc.	2,288,127	65,509,076
Mid-America Apartment Communities, Inc.	481,098	56,346,198
NexPoint Residential Trust, Inc.	91,655	3,794,517
Preferred Apartment Communities, Inc., Class A	199,238	1,314,971
Sun Communities, Inc.	413,489	61,642,940
UDR, Inc.	1,240,619	43,185,947
		639,420,293

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Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retail REITs 8.9%
Acadia Realty Trust *	362,887	4,115,139
Agree Realty Corp.	226,384	15,149,617
Alexander's, Inc.	8,841	2,255,074
American Finance Trust, Inc.	454,792	3,108,503
Brixmor Property Group, Inc. *	1,247,199	14,716,948
Federal Realty Investment Trust	295,784	23,437,924
Getty Realty Corp.	144,679	4,237,648
Kimco Realty Corp. *	1,819,190	21,812,088
Kite Realty Group Trust	354,824	3,988,222
National Retail Properties, Inc.	723,536	25,642,116
Pennsylvania Real Estate Investment Trust *(a)	252,556	277,812
Realty Income Corp.	1,444,994	89,632,978
Regency Centers Corp.	713,727	28,342,099
Retail Opportunity Investments Corp. *	489,657	5,449,882
Retail Properties of America, Inc., Class A *	900,574	5,682,622
RPT Realty *	337,718	1,979,027
Seritage Growth Properties, Class A *(a)	147,187	2,065,034
Simon Property Group, Inc.	1,286,524	87,290,653
SITE Centers Corp.	626,687	4,706,419
Spirit Realty Capital, Inc.	433,110	15,379,736
Tanger Factory Outlet Centers, Inc. (a)	391,685	2,228,688
Taubman Centers, Inc.	259,200	9,927,360
The Macerich Co. (a)	489,911	3,884,994
Urban Edge Properties *	465,882	4,919,714
Washington Prime Group, Inc. *(a)	782,713	532,245
Weingarten Realty Investors	506,697	8,851,997
		389,614,539

Specialized REITs 41.8%
American Tower Corp.	1,566,283	390,239,409
CoreCivic, Inc. *	504,039	4,692,603
CoreSite Realty Corp.	169,522	20,757,969
Crown Castle International Corp.	1,679,333	274,151,112
CubeSmart	814,695	25,760,656
CyrusOne, Inc.	484,701	40,487,075
Digital Realty Trust, Inc.	1,128,907	175,714,375
EPR Properties *	325,931	10,530,831
Equinix, Inc.	256,903	202,896,851
Extra Space Storage, Inc.	543,160	57,873,698
Four Corners Property Trust, Inc.	295,613	7,464,228
Gaming & Leisure Properties, Inc.	870,759	31,652,090
Iron Mountain, Inc.	1,211,435	36,452,079
Lamar Advertising Co., Class A	363,354	25,154,997
Life Storage, Inc.	197,434	20,815,467
National Storage Affiliates Trust	260,565	8,939,985
Security	Number of Shares	Value ($)
Outfront Media, Inc. *	606,434	10,266,928
PotlatchDeltic Corp.	281,563	12,963,160
Public Storage	632,457	134,333,867
QTS Realty Trust, Inc., Class A	253,620	17,200,508
Rayonier, Inc.	582,681	17,060,900
Safehold, Inc.	55,913	3,101,494
SBA Communications Corp.	469,657	143,747,918
The GEO Group, Inc.	510,465	5,696,789
Uniti Group, Inc.	817,205	8,024,953
VICI Properties, Inc.	1,971,974	44,053,899
Weyerhaeuser Co. *	3,139,802	95,167,399
		1,825,201,240
Total Common Stock
(Cost $4,499,429,619)		4,356,290,645

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (b)	1,095,059	1,095,059

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (b)	7,905,275	7,905,275
Total Other Investment Companies
(Cost $9,000,334)		9,000,334

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 09/18/20	127	4,098,290	13,178
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,346,353.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

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Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,356,290,645	$—	$—	$4,356,290,645
Other Investment Companies[1]	9,000,334	—	—	9,000,334
Futures Contracts[2]	13,178	—	—	13,178
Total	$4,365,304,157	$—	$—	$4,365,304,157
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,500,524,678) including securities on loan of $7,346,353		$4,357,385,704
Collateral invested for securities on loan, at value (cost $7,905,275)		7,905,275
Deposit with broker for futures contracts		1,505,000
Receivables:
Dividends		2,608,055
Fund shares sold		1,831,697
Income from securities on loan	+	49,469
Total assets		4,371,285,200
Liabilities
Collateral held for securities on loan		7,905,275
Payables:
Investments bought		1,825,823
Management fees		241,637
Variation margin on futures contracts	+	40,640
Total liabilities		10,013,375
Net Assets
Total assets		4,371,285,200
Total liabilities	–	10,013,375
Net assets		$4,361,271,825
Net Assets by Source
Capital received from investors		5,137,185,195
Total distributable loss		(775,913,370)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,361,271,825		119,050,000		$36.63

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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends		$85,150,478
Securities on loan, net	+	310,275
Total investment income		85,460,753
Expenses
Management fees		1,600,600
Total expenses	–	1,600,600
Net investment income		83,860,153
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(987,082,553)
Net realized gains on in-kind redemptions		355,298,306
Net realized gains on futures contracts	+	2,388,806
Net realized losses		(629,395,441)
Net change in unrealized appreciation (depreciation) on investments		(186,719,136)
Net change in unrealized appreciation (depreciation) on futures contracts	+	453,351
Net change in unrealized appreciation (depreciation)	+	(186,265,785)
Net realized and unrealized losses		(815,661,226)
Decrease in net assets resulting from operations		($731,801,073)
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$83,860,153	$166,469,258
Net realized gains (losses)		(629,395,441)	151,705,325
Net change in unrealized appreciation (depreciation)	+	(186,265,785)	(323,093,028)
Decrease in net assets resulting from operations		(731,801,073)	(4,918,445)
Distributions to Shareholders
Total distributions		($45,175,100)	($166,671,820)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,650,000	$1,110,982,705	31,500,000	$1,434,130,373
Shares redeemed	+	(47,800,000)	(1,690,130,169)	(14,750,000)	(672,412,627)
Net transactions in fund shares		(16,150,000)	($579,147,464)	16,750,000	$761,717,746
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		135,200,000	$5,717,395,462	118,450,000	$5,127,267,981
Total increase or decrease	+	(16,150,000)	(1,356,123,637)	16,750,000	590,127,481
End of period		119,050,000	$4,361,271,825	135,200,000	$5,717,395,462
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Schwab U.S. REIT ETF  |  Semiannual Report
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Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2020, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2020 are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2020.
Schwab MarketTrack All Equity Portfolio	0.7%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.7%
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.2%
Schwab Target 2040 Index Fund	0.3%
Schwab Target 2045 Index Fund	0.2%
Schwab Target 2050 Index Fund	0.2%
Schwab Target 2055 Index Fund	0.1%
Schwab Target 2060 Index Fund	0.2%
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $91,756,017 and includes realized losses of $49,073,592.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
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Financial Notes, unaudited (continued)

5. Other Service Providers (continued):
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2020, the month-end average notional amounts of futures contracts held by the fund was $8,841,996 and the month-end average number of contracts held was 297.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$2,473,899,123	$2,442,107,662

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2020, were as follows:
In-Kind Purchases of Securities	In-Kind Sales of Securities
$1,001,866,917	$1,572,265,091
For the period ended August 31, 2020, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2020 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of August 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$4,553,394,819
Gross unrealized appreciation	$271,358,550
Gross unrealized depreciation	(459,449,212)
Net unrealized appreciation (depreciation)	($188,090,662)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2020, the fund had non-expiring capital loss carryforwards of $15,707,861.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2020. The tax-basis components of distributions paid during the fiscal year ended February 29, 2020 were as follows:
Ordinary income	$166,671,820
As of February 29, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2020, the fund did not incur any interest or penalties.

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended February 28, 2019 and February 29, 2020, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
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Financial Notes, unaudited (continued)

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

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Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	100	None

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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
REIT Spliced Index  An internally calculated index, compromised of the Dow Jones U.S. Select REIT Index from the inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The Dow Jones Equity All REIT Capped Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S& P Dow Jones Indices LLC.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

33
Schwab U.S. REIT ETF  |  Semiannual Report

Notes

Notes

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR63740-09
00249643

Semiannual Report  |  August 31, 2020
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2020
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	8.08%
NAV Return[1]	8.80%
Russell RAFITM US Index	8.91%
Russell 3000® Index	19.28%
ETF Category: Morningstar Large Value[2]	3.93%
Performance Details	pages 8-9

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	9.09%
NAV Return[1]	9.46%
Russell RAFITM US Large Company Index	9.56%
Russell 1000® Index	20.13%
ETF Category: Morningstar Large Value[2]	3.93%
Performance Details	pages 10-11

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	0.82%
NAV Return[1]	0.97%
Russell RAFITM US Small Company Index	1.00%
Russell 2000® Index	6.57%
ETF Category: Morningstar Small Blend[2]	2.80%
Performance Details	pages 12-13
Total Returns for the 6 Months Ended August 31, 2020
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	0.92%
NAV Return[1]	1.63%
Russell RAFITM Developed ex US Large Company Index (Net)*	1.60%
MSCI EAFE® Index (Net)*	7.10%
ETF Category: Morningstar Foreign Large Value[2]	0.45%
Performance Details	pages 14-15

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	6.39%
NAV Return[1]	6.47%
Russell RAFITM Developed ex US Small Company Index (Net)*	6.56%
S&P Developed ex-U.S. Small Cap Index (Net)*	12.41%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	8.15%
Performance Details	pages 16-17

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-4.02%
NAV Return[1]	-3.69%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-3.56%
MSCI Emerging Markets Index (Net)*	11.23%
ETF Category: Morningstar Diversified Emerging Markets[2]	9.89%
Performance Details	pages 18-19
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended August 31, 2020 has been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world brought many economies to an abrupt halt and sent stock markets reeling. A new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% over just 22 trading days in late February and early March. International markets also saw similar sell-offs. Stocks then rebounded almost as quickly as they fell, however. Major equity indices began to regain losses in April before reaching new highs in August—even as economic uncertainty continued amid the ongoing COVID-19 pandemic. For the six-month reporting period ended August 31, 2020, the S&P 500® Index returned 19.6%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.1%.
Recent market volatility is a reminder of the importance of having a long-term investing plan and a diversified portfolio. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—such as selling when markets have fallen or buying after markets have already rebounded. That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab Fundamental Index ETFs that can help make it easier for investors to build diversified portfolios. Because Fundamental Index and market-cap index strategies can perform differently over time, we believe many investors may benefit from combining both approaches. Along with low cost management fees, the Schwab ETFs also offer potential tax-efficiency. In fact, since the launch of the first Schwab ETFs in 2009, we have paid zero capital gains on our entire ETF lineup.1
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab Fundamental Index ETFs that can help make it easier for investors to build diversified portfolios.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	There is no guarantee that capital gains distributions will not be made in the future.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

The six-month reporting period ended August 31, 2020 was a historically volatile one for global equity markets. The COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. For the reporting period, the S&P 500® Index returned 19.63%. Large-cap stocks outperformed small-caps, with the Russell RAFI™ US Large Company Index returning 9.56% for the reporting period, and the Russell 2000® Index and Russell RAFI™ US Small Company Index returning 6.57% and 1.00%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with the information technology sector in particular showing strong performance relative to other sectors. International equities were somewhat weaker than U.S. equities. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over the remainder of the reporting period, generally increasing the returns on overseas investments in U.S. dollar terms. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned 7.10% and 1.60%, respectively and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned 11.23% and -3.56%, respectively.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined in May through August, dropping below double digits in August. Consumer confidence, which remained solid through February, also fell steeply in March and April. By June, consumer confidence recovered before falling again in July and August. Inflation crept up slightly in January and February, before retreating in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Outside the U.S., economic conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic, which exacerbated economic weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. First and second quarter 2020 GDP contracted in the eurozone and the United Kingdom. Japan’s economy also contracted in the first and second quarters of 2020. Even China and India, which had maintained stronger growth than many developed countries, declined sharply, although China’s GDP rebounded in the second quarter of 2020.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates during the reporting period—by 0.50% in early March and by 1.00% in mid-March—resulting in a federal funds rate of 0.00% to 0.25%. Demand for U.S. Treasuries surged, driving yields to historic lows. Short-term rates fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.99% to 0.11%. Longer-term yields also fell, with the yield on the 10-year U.S. Treasury falling from 1.50% to 0.72%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0.00%, unchanged since March 2016 and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March. Central banks in key emerging market economies—including China, India, Mexico, Russia, and Thailand—lowered their policy rates, in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Paul Holmquist, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to this role, Mr. Holmquist worked on CSIM’s performance team for four years. Prior to joining CSIM in 2011, Mr. Holmquist was a registered representative for Charles Schwab & Co., Inc. Prior to that, he worked as an analyst for the Portland House Research Group for two years.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	8.08%	7.72%	9.72%	9.15%
NAV Return[2]	8.80%	7.74%	9.75%	9.16%
Russell RAFITM US Index	8.91%	7.94%	10.01%	9.45%
Russell 3000® Index	19.28%	21.44%	13.86%	12.72%
ETF Category: Morningstar Large Value[3]	3.93%	1.59%	7.22%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	1,644
Weighted Average Market Cap (millions)	$312,094
Price/Earnings Ratio (P/E)	20.6
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	9.09%	8.65%	10.06%	9.38%
NAV Return[2]	9.46%	8.64%	10.11%	9.40%
Russell RAFITM US Large Company Index	9.56%	8.86%	10.37%	9.69%
Russell 1000® Index	20.13%	22.50%	14.31%	13.13%
ETF Category: Morningstar Large Value[3]	3.93%	1.59%	7.22%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	710
Weighted Average Market Cap (millions)	$337,000
Price/Earnings Ratio (P/E)	20.7
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	0.82%	-3.04%	5.50%	6.22%
NAV Return[2]	0.97%	-3.04%	5.55%	6.23%
Russell RAFITM US Small Company Index	1.00%	-2.90%	5.76%	6.48%
Russell 2000® Index	6.57%	6.02%	7.65%	7.30%
ETF Category: Morningstar Small Blend[3]	2.80%	-0.19%	5.58%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	935
Weighted Average Market Cap (millions)	$7,805
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	17% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	0.92%	-1.07%	3.04%	2.44%
NAV Return[2]	1.63%	-0.39%	3.16%	2.53%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	1.60%	-0.37%	3.21%	2.64%
MSCI EAFE® Index (Net)[3]	7.10%	6.13%	4.72%	3.77%
ETF Category: Morningstar Foreign Large Value[4]	0.45%	-0.09%	2.11%	N/A
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	928
Weighted Average Market Cap (millions)	$55,493
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	6.39%	3.73%	4.85%	4.51%
NAV Return[2]	6.47%	3.99%	5.00%	4.58%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	6.56%	4.23%	5.25%	4.95%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	12.41%	11.78%	6.49%	5.99%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	8.15%	7.36%	5.03%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	1,610
Weighted Average Market Cap (millions)	$3,993
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	15% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-4.02%	-5.33%	6.74%	1.73%
NAV Return[2]	-3.69%	-5.66%	6.89%	1.73%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-3.56%	-5.38%	7.47%	2.29%
MSCI Emerging Markets Index (Net)[3]	11.23%	14.49%	8.66%	4.30%
ETF Category: Morningstar Diversified Emerging Markets[4]	9.89%	12.35%	7.81%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2020

Statistics1
Number of Holdings	323
Weighted Average Market Cap (millions)	$86,922
Price/Earnings Ratio (P/E)	10.9
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2020 and held through August 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/20	Ending Account Value (Net of Expenses) at 8/31/20	Expenses Paid During Period 3/1/20-8/31/20[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,088.00	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,094.60	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,009.70	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,016.30	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,064.70	$2.03
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$ 963.10	$1.93
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$37.17	$37.60	$36.95	$33.82	$27.37	$30.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.50	0.94	0.84	0.75	0.67	0.65
Net realized and unrealized gains (losses)	2.67	(0.43)	0.62	3.09	6.45	(3.18)
Total from investment operations	3.17	0.51	1.46	3.84	7.12	(2.53)
Less distributions:
Distributions from net investment income	(0.44)	(0.94)	(0.81)	(0.71)	(0.67)	(0.64)
Net asset value at end of period	$39.90	$37.17	$37.60	$36.95	$33.82	$27.37
Total return	8.80% [2]	1.25%	3.98%	11.51%	26.32%	(8.34%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	2.84% [3]	2.38%	2.26%	2.14%	2.17%	2.23%
Portfolio turnover rate[4]	7% [2]	13%	11%	10%	10%	12%
Net assets, end of period (x 1,000)	$241,402	$262,018	$276,382	$260,469	$263,785	$166,985

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.8%
Adient plc *	5,986	103,797
American Axle & Manufacturing Holdings, Inc. *	5,749	44,727
Aptiv plc	2,644	227,701
Autoliv, Inc.	1,566	122,680
BorgWarner, Inc.	4,212	170,965
Cooper Tire & Rubber Co.	1,991	68,829
Cooper-Standard Holding, Inc. *	1,866	33,812
Dana, Inc.	3,974	55,437
Delphi Technologies plc *	2,903	50,425
Dorman Products, Inc. *	268	22,697
Ford Motor Co.	155,487	1,060,421
Fox Factory Holding Corp. *	56	5,645
Garrett Motion, Inc. *	2,520	6,930
General Motors Co.	42,666	1,264,194
Gentex Corp.	2,431	65,759
Gentherm, Inc. *	376	17,006
Harley-Davidson, Inc.	3,212	89,005
LCI Industries	316	35,907
Lear Corp.	1,736	197,783
Modine Manufacturing Co. *	2,012	13,621
Standard Motor Products, Inc.	358	16,268
Stoneridge, Inc. *	282	5,696
Tenneco, Inc., Class A *	4,708	38,276
Tesla, Inc. *	230	114,614
The Goodyear Tire & Rubber Co.	19,443	186,556
Thor Industries, Inc.	1,170	110,483
Veoneer, Inc. *	1,309	18,169
Visteon Corp. *	1,446	109,072
Winnebago Industries, Inc.	314	16,950
		4,273,425

Banks 4.9%
Associated Banc-Corp.	1,492	20,052
Atlantic Union Bankshares Corp.	348	8,094
Axos Financial, Inc. *	179	4,436
BancorpSouth Bank	717	15,473
Bank of America Corp.	63,998	1,647,308
Bank of Hawaii Corp.	303	16,677
Bank OZK	850	19,584
BankUnited, Inc.	1,178	27,542
Banner Corp.	242	8,741
Berkshire Hills Bancorp, Inc.	240	2,203
BOK Financial Corp.	244	13,698
Boston Private Financial Holdings, Inc.	977	5,803
Brookline Bancorp, Inc.	314	3,014
Cadence BanCorp	418	3,971
Capitol Federal Financial, Inc.	1,009	9,424
Cathay General Bancorp	522	12,888
Central Pacific Financial Corp.	344	5,329
CIT Group, Inc.	3,640	71,599
Citigroup, Inc.	35,047	1,791,603
Citizens Financial Group, Inc.	5,807	150,227
Columbia Banking System, Inc.	450	12,559
Comerica, Inc.	1,914	75,660
Security	Number of Shares	Value ($)
Commerce Bancshares, Inc.	474	28,236
Community Bank System, Inc.	221	13,298
Credicorp Ltd.	472	61,587
Cullen/Frost Bankers, Inc.	358	24,867
CVB Financial Corp.	504	9,178
Eagle Bancorp, Inc.	101	2,907
East West Bancorp, Inc.	1,083	39,833
Essent Group Ltd.	338	12,067
F.N.B. Corp.	2,842	21,315
Federal Agricultural Mortgage Corp., Class C	55	3,748
Fifth Third Bancorp	10,819	223,521
First BanCorp	1,473	8,440
First Citizens BancShares, Inc., Class A	41	16,119
First Commonwealth Financial Corp.	844	6,921
First Financial Bancorp	569	7,807
First Financial Bankshares, Inc.	346	10,475
First Hawaiian, Inc.	968	16,001
First Horizon National Corp.	3,606	34,437
First Interstate BancSystem, Inc., Class A	115	3,772
First Merchants Corp.	132	3,377
First Midwest Bancorp, Inc.	726	9,046
First Republic Bank	515	58,149
Flagstar Bancorp, Inc.	156	4,902
Fulton Financial Corp.	1,670	16,333
Glacier Bancorp, Inc.	373	13,087
Great Western Bancorp, Inc.	616	8,581
Hancock Whitney Corp.	805	16,108
Heartland Financial USA, Inc.	106	3,650
Hilltop Holdings, Inc.	516	10,630
Home BancShares, Inc.	960	15,562
Hope Bancorp, Inc.	1,125	9,517
Huntington Bancshares, Inc.	8,712	81,980
Independent Bank Corp.	125	7,856
International Bancshares Corp.	447	14,116
Investors Bancorp, Inc.	1,831	14,190
JPMorgan Chase & Co.	28,025	2,807,825
KeyCorp	8,591	105,841
M&T Bank Corp.	1,368	141,260
MGIC Investment Corp.	3,192	29,271
National Bank Holdings Corp., Class A	249	7,082
NBT Bancorp, Inc.	318	9,689
New York Community Bancorp, Inc.	5,684	51,440
Northwest Bancshares, Inc.	885	8,947
OFG Bancorp	591	7,588
Old National Bancorp	1,090	15,238
PacWest Bancorp	1,573	30,013
Park National Corp.	118	10,609
People's United Financial, Inc.	3,207	33,930
Pinnacle Financial Partners, Inc.	237	9,468
Popular, Inc.	798	29,558
Prosperity Bancshares, Inc.	460	25,079
Provident Financial Services, Inc.	520	6,854
Radian Group, Inc.	1,657	25,584
Regions Financial Corp.	10,931	126,362
Renasant Corp.	185	4,693
S&T Bancorp, Inc.	134	2,706
Sandy Spring Bancorp, Inc.	129	3,086
Signature Bank	248	24,063
Simmons First National Corp., Class A	389	6,640
South State Corp.	330	18,374

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sterling Bancorp	848	9,896
SVB Financial Group *	195	49,799
Synovus Financial Corp.	1,442	31,537
TCF Financial Corp.	813	21,853
Texas Capital Bancshares, Inc. *	362	11,725
The Bank of NT Butterfield & Son Ltd.	424	10,685
The PNC Financial Services Group, Inc.	4,430	492,616
Towne Bank	199	3,528
Truist Financial Corp.	9,612	373,042
Trustmark Corp.	506	11,881
U.S. Bancorp	15,610	568,204
UMB Financial Corp.	278	14,934
Umpqua Holdings Corp.	2,300	25,944
United Bankshares, Inc.	670	17,514
United Community Banks, Inc.	414	7,502
Valley National Bancorp	2,140	16,071
Walker & Dunlop, Inc.	288	15,777
Washington Federal, Inc.	807	18,924
Webster Financial Corp.	720	19,800
Wells Fargo & Co.	70,249	1,696,513
WesBanco, Inc.	307	6,822
Westamerica BanCorp	124	7,547
Western Alliance Bancorp	365	12,884
Wintrust Financial Corp.	395	17,190
WSFS Financial Corp.	120	3,516
Zions Bancorp NA	1,291	41,519
		11,805,921

Capital Goods 8.0%
3M Co.	6,266	1,021,483
A.O. Smith Corp.	1,171	57,344
AAON, Inc.	182	10,361
AAR Corp.	790	15,942
Acuity Brands, Inc.	541	59,126
Advanced Drainage Systems, Inc.	83	4,605
AECOM *	2,618	103,437
Aegion Corp. *	761	12,317
AerCap Holdings N.V. *	2,367	69,992
Aerojet Rocketdyne Holdings, Inc. *	125	5,171
AGCO Corp.	1,438	102,242
Air Lease Corp.	921	28,625
Alamo Group, Inc.	111	12,310
Albany International Corp., Class A	176	9,134
Allegion plc	313	32,361
Allison Transmission Holdings, Inc.	1,695	60,800
Altra Industrial Motion Corp.	409	15,971
American Woodmark Corp. *	156	13,650
AMETEK, Inc.	1,179	118,725
Apogee Enterprises, Inc.	604	12,642
Applied Industrial Technologies, Inc.	617	37,150
Arcosa, Inc.	969	44,855
Argan, Inc.	249	10,540
Armstrong World Industries, Inc.	243	17,919
Astec Industries, Inc.	496	26,149
Astronics Corp. *	288	2,604
Atkore International Group, Inc. *	450	12,028
AZZ, Inc.	426	14,795
Barnes Group, Inc.	562	22,255
Beacon Roofing Supply, Inc. *	1,223	41,447
BMC Stock Holdings, Inc. *	949	37,884
Builders FirstSource, Inc. *	991	30,344
BWX Technologies, Inc.	497	27,638
CAI International, Inc. *	179	3,904
Carlisle Cos., Inc.	513	67,177
Carrier Global Corp.	7,848	234,263
Caterpillar, Inc.	5,754	818,852
Chart Industries, Inc. *	229	15,050
Security	Number of Shares	Value ($)
CIRCOR International, Inc. *	366	10,852
Colfax Corp. *	1,281	42,632
Columbus McKinnon Corp.	131	4,765
Comfort Systems USA, Inc.	484	24,524
Crane Co.	515	29,118
Cubic Corp.	273	12,853
Cummins, Inc.	2,207	457,401
Curtiss-Wright Corp.	376	38,472
Deere & Co.	3,207	673,662
Donaldson Co., Inc.	1,121	56,454
Douglas Dynamics, Inc.	110	4,223
Dover Corp.	1,293	142,023
DXP Enterprises, Inc. *	391	7,523
Dycom Industries, Inc. *	703	43,242
Eaton Corp. plc	5,470	558,487
EMCOR Group, Inc.	921	69,084
Emerson Electric Co.	7,587	527,069
Encore Wire Corp.	372	19,199
Enerpac Tool Group Corp.	855	17,784
EnerSys	666	47,939
EnPro Industries, Inc.	258	15,098
ESCO Technologies, Inc.	135	12,139
Fastenal Co.	3,613	176,531
Federal Signal Corp.	438	14,069
Flowserve Corp.	1,879	55,769
Fluor Corp.	13,793	131,309
Fortive Corp.	1,413	101,891
Fortune Brands Home & Security, Inc.	1,583	133,099
Franklin Electric Co., Inc.	379	22,497
GATX Corp.	660	44,141
Generac Holdings, Inc. *	283	53,764
General Dynamics Corp.	3,172	473,738
General Electric Co.	221,683	1,405,470
Gibraltar Industries, Inc. *	261	16,298
GMS, Inc. *	653	17,298
Graco, Inc.	891	51,696
Granite Construction, Inc.	1,357	25,227
Griffon Corp.	772	16,776
H&E Equipment Services, Inc.	769	15,580
HD Supply Holdings, Inc. *	1,884	74,719
HEICO Corp.	83	9,123
HEICO Corp., Class A	144	12,871
Herc Holdings, Inc. *	458	18,755
Hexcel Corp.	927	36,515
Hillenbrand, Inc.	1,085	34,405
Honeywell International, Inc.	5,004	828,412
Howmet Aerospace, Inc.	5,329	93,364
Hubbell, Inc.	561	81,300
Huntington Ingalls Industries, Inc.	473	71,669
Hyster-Yale Materials Handling, Inc.	272	10,972
IDEX Corp.	393	70,830
Illinois Tool Works, Inc.	2,891	571,117
Ingersoll Rand, Inc. *	1,221	42,808
Insteel Industries, Inc.	405	7,468
ITT, Inc.	721	45,286
Jacobs Engineering Group, Inc.	1,550	139,918
JELD-WEN Holding, Inc. *	997	20,987
John Bean Technologies Corp.	127	13,019
Johnson Controls International plc	8,473	345,105
Kadant, Inc.	42	4,890
Kaman Corp.	369	17,066
Kennametal, Inc.	983	28,527
L3Harris Technologies, Inc.	1,063	192,127
Lennox International, Inc.	188	52,702
Lincoln Electric Holdings, Inc.	715	69,148
Lindsay Corp.	132	13,191
Lockheed Martin Corp.	1,440	561,974
Lydall, Inc. *	522	9,803

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Masco Corp.	2,011	117,241
Masonite International Corp. *	395	36,060
MasTec, Inc. *	789	36,460
Maxar Technologies, Inc. *	1,058	24,493
Meritor, Inc. *	825	18,777
Moog, Inc., Class A	543	32,737
MRC Global, Inc. *	3,018	17,172
MSC Industrial Direct Co., Inc., Class A	732	48,239
Mueller Industries, Inc.	1,229	36,501
Mueller Water Products, Inc., Class A	1,565	16,902
MYR Group, Inc. *	496	19,250
National Presto Industries, Inc.	90	8,094
Navistar International Corp. *	504	16,118
Nordson Corp.	296	55,201
Northrop Grumman Corp.	1,263	432,716
NOW, Inc. *	3,859	28,055
nVent Electric plc	1,907	36,462
Oshkosh Corp.	1,189	91,565
Otis Worldwide Corp.	3,922	246,694
Owens Corning	1,789	121,008
PACCAR, Inc.	4,268	366,365
Parker-Hannifin Corp.	1,226	252,568
Patrick Industries, Inc.	251	14,109
Pentair plc	1,841	83,103
Primoris Services Corp.	1,060	20,204
Proto Labs, Inc. *	77	11,319
Quanex Building Products Corp.	725	12,187
Quanta Services, Inc.	2,936	150,470
Raven Industries, Inc.	363	9,021
Raytheon Technologies Corp.	15,179	925,919
RBC Bearings, Inc. *	85	11,223
Regal Beloit Corp.	681	67,324
Resideo Technologies, Inc. *	5,748	76,793
REV Group, Inc.	561	4,348
Rexnord Corp.	832	24,095
Rockwell Automation, Inc.	880	202,866
Roper Technologies, Inc.	275	117,477
Rush Enterprises, Inc., Class A	812	39,236
Sensata Technologies Holding plc *	1,245	51,842
Simpson Manufacturing Co., Inc.	306	30,092
SiteOne Landscape Supply, Inc. *	122	15,256
Snap-on, Inc.	647	95,931
Spirit AeroSystems Holdings, Inc., Class A	2,346	48,234
SPX FLOW, Inc. *	514	22,349
Standex International Corp.	175	10,122
Stanley Black & Decker, Inc.	1,358	219,045
Teledyne Technologies, Inc. *	124	38,888
Tennant Co.	164	10,901
Terex Corp.	2,266	44,346
Textron, Inc.	4,383	172,822
The Boeing Co.	4,713	809,788
The Greenbrier Cos., Inc.	1,524	41,438
The Manitowoc Co., Inc. *	622	5,859
The Middleby Corp. *	398	38,964
The Timken Co.	1,062	57,550
The Toro Co.	633	47,652
Titan Machinery, Inc. *	815	11,002
Trane Technologies plc	2,158	255,486
TransDigm Group, Inc.	243	121,420
Trex Co., Inc. *	139	20,779
TriMas Corp. *	407	10,289
Trinity Industries, Inc.	3,144	64,358
Triton International Ltd.	622	22,429
Tutor Perini Corp. *	2,970	37,273
UFP Industries, Inc.	971	57,629
United Rentals, Inc. *	1,392	246,454
Univar Solutions, Inc. *	2,457	44,693
Valmont Industries, Inc.	387	49,168
Security	Number of Shares	Value ($)
Vectrus, Inc. *	175	7,597
W.W. Grainger, Inc.	549	200,621
Wabash National Corp.	2,093	25,556
Watsco, Inc.	346	84,767
Watts Water Technologies, Inc., Class A	195	18,671
Welbilt, Inc. *	1,084	8,000
WESCO International, Inc. *	2,155	100,962
Westinghouse Air Brake Technologies Corp.	772	51,377
Woodward, Inc.	378	32,391
Xylem, Inc.	930	74,567
		19,413,799

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,228	46,836
ACCO Brands Corp.	2,390	15,487
ADT, Inc.	819	8,722
Advanced Disposal Services, Inc. *	583	17,566
ASGN, Inc. *	517	37,105
Brady Corp., Class A	369	17,302
CBIZ, Inc. *	423	10,287
Cimpress plc *	91	8,436
Cintas Corp.	406	135,295
Clean Harbors, Inc. *	497	30,367
Copart, Inc. *	438	45,254
CoreLogic, Inc.	762	50,597
CoStar Group, Inc. *	31	26,307
Covanta Holding Corp.	1,990	18,786
Deluxe Corp.	1,211	34,392
Equifax, Inc.	558	93,895
Exponent, Inc.	145	11,666
FTI Consulting, Inc. *	258	29,608
Harsco Corp. *	1,207	17,079
Healthcare Services Group, Inc.	1,032	21,466
Herman Miller, Inc.	897	21,376
HNI Corp.	924	29,429
Huron Consulting Group, Inc. *	205	8,893
IAA, Inc. *	693	36,258
ICF International, Inc.	191	13,047
IHS Markit Ltd.	1,119	89,430
Insperity, Inc.	201	13,541
Interface, Inc.	1,266	9,571
KAR Auction Services, Inc.	1,218	21,120
Kelly Services, Inc., Class A	2,179	41,379
Kforce, Inc.	434	14,904
Knoll, Inc.	827	10,643
Korn Ferry	647	19,733
ManpowerGroup, Inc.	2,160	158,350
Matthews International Corp., Class A	594	13,009
McGrath RentCorp	211	14,002
MSA Safety, Inc.	148	18,641
Nielsen Holdings plc	8,409	128,490
Pitney Bowes, Inc.	14,899	81,796
Quad/Graphics, Inc.	3,921	13,684
R.R. Donnelley & Sons Co.	11,733	15,488
Republic Services, Inc.	1,611	149,372
Resources Connection, Inc.	873	10,729
Robert Half International, Inc.	1,895	100,814
Rollins, Inc.	485	26,743
SP Plus Corp. *	422	8,655
Steelcase, Inc., Class A	1,959	20,472
Stericycle, Inc. *	713	45,710
Team, Inc. *	904	5,758
Tetra Tech, Inc.	372	34,339
The Brink's Co.	313	15,137
TransUnion	389	33,734
TriNet Group, Inc. *	91	6,173
TrueBlue, Inc. *	1,474	24,940

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UniFirst Corp.	137	26,389
US Ecology, Inc.	155	5,755
Verisk Analytics, Inc.	398	74,295
Viad Corp.	421	9,022
Waste Management, Inc.	2,960	337,440
		2,384,714

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	356	12,563
American Outdoor Brands, Inc. *	424	6,450
Beazer Homes USA, Inc. *	883	10,808
Brunswick Corp.	1,111	68,760
Callaway Golf Co.	802	16,730
Capri Holdings Ltd. *	5,531	87,611
Carter's, Inc.	686	54,619
Cavco Industries, Inc. *	53	10,118
Century Communities, Inc. *	146	5,209
Columbia Sportswear Co.	248	21,221
Crocs, Inc. *	338	13,490
D.R. Horton, Inc.	3,119	222,603
Deckers Outdoor Corp. *	251	51,171
Ethan Allen Interiors, Inc.	968	13,784
Fossil Group, Inc. *	7,422	47,761
G-III Apparel Group Ltd. *	1,618	17,895
Garmin Ltd.	850	88,068
Hanesbrands, Inc.	6,230	95,257
Hasbro, Inc.	1,045	82,492
Helen of Troy Ltd. *	196	40,537
iRobot Corp. *	236	17,471
KB Home	854	30,539
Kontoor Brands, Inc. *	1,095	24,200
La-Z-Boy, Inc.	966	31,395
Leggett & Platt, Inc.	1,834	75,194
Lennar Corp., Class A	2,127	159,142
LGI Homes, Inc. *	66	7,383
Lululemon Athletica, Inc. *	238	89,409
M.D.C Holdings, Inc.	620	26,896
M/I Homes, Inc. *	415	17,662
Mattel, Inc. *	8,607	92,482
Meritage Homes Corp. *	470	45,134
Mohawk Industries, Inc. *	1,092	100,824
Movado Group, Inc.	530	5,782
Newell Brands, Inc.	6,588	105,276
NIKE, Inc., Class B	6,982	781,216
NVR, Inc. *	29	120,882
Oxford Industries, Inc.	304	15,057
Polaris, Inc.	890	89,926
PulteGroup, Inc.	3,669	163,601
PVH Corp.	1,857	103,546
Ralph Lauren Corp.	1,088	74,887
Skechers U.S.A., Inc., Class A *	1,363	40,686
Smith & Wesson Brands, Inc. *	1,694	30,932
Steven Madden Ltd.	1,147	24,271
Sturm Ruger & Co., Inc.	357	25,297
Tapestry, Inc.	6,219	91,606
Taylor Morrison Home Corp., Class A *	2,355	55,413
Tempur Sealy International, Inc. *	315	26,945
Toll Brothers, Inc.	1,848	78,023
TopBuild Corp. *	225	34,605
TRI Pointe Group, Inc. *	2,286	38,588
Tupperware Brands Corp.	5,382	87,673
Under Armour, Inc., Class A *	1,739	17,060
Under Armour, Inc., Class C *	1,781	15,762
Universal Electronics, Inc. *	190	7,805
VF Corp.	2,832	186,204
Vista Outdoor, Inc. *	3,418	66,343
Security	Number of Shares	Value ($)
Whirlpool Corp.	1,510	268,357
Wolverine World Wide, Inc.	1,260	31,475
		4,272,096

Consumer Services 2.0%
Adtalem Global Education, Inc. *	908	30,146
American Public Education, Inc. *	335	10,532
Aramark	3,196	88,082
Arcos Dorados Holdings, Inc., Class A	2,852	12,691
BJ's Restaurants, Inc.	545	17,178
Bloomin' Brands, Inc.	1,915	27,461
Boyd Gaming Corp.	943	25,253
Bright Horizons Family Solutions, Inc. *	208	27,666
Brinker International, Inc.	1,197	53,913
Caesars Entertainment, Inc. *	441	20,198
Carnival Corp.	10,573	174,243
Chipotle Mexican Grill, Inc. *	105	137,579
Choice Hotels International, Inc.	126	12,511
Churchill Downs, Inc.	183	31,981
Cracker Barrel Old Country Store, Inc.	300	40,113
Darden Restaurants, Inc.	1,106	95,857
Dave & Buster's Entertainment, Inc.	678	11,275
Denny's Corp. *	554	6,349
Dine Brands Global, Inc.	183	10,899
Domino's Pizza, Inc.	231	94,470
Dunkin' Brands Group, Inc.	399	30,356
Extended Stay America, Inc.	3,591	44,852
Fiesta Restaurant Group, Inc. *	589	5,902
frontdoor, Inc. *	281	12,243
Graham Holdings Co., Class B	73	31,240
Grand Canyon Education, Inc. *	246	23,134
H&R Block, Inc.	2,849	41,310
Hilton Grand Vacations, Inc. *	816	17,879
Hilton Worldwide Holdings, Inc.	1,109	100,209
Houghton Mifflin Harcourt Co. *	5,287	11,949
Hyatt Hotels Corp., Class A	548	30,956
International Game Technology plc	3,209	35,716
Jack in the Box, Inc.	502	41,360
K12, Inc. *	776	28,875
Las Vegas Sands Corp.	3,865	195,994
Laureate Education, Inc., Class A *	1,385	17,340
Marriott International, Inc., Class A	1,454	149,631
Marriott Vacations Worldwide Corp.	307	29,064
McDonald's Corp.	5,411	1,155,357
MGM Resorts International	5,645	127,012
Norwegian Cruise Line Holdings Ltd. *	3,250	55,607
Papa John's International, Inc.	186	18,282
Penn National Gaming, Inc. *	1,197	61,167
Perdoceo Education Corp. *	508	7,300
Planet Fitness, Inc., Class A *	63	3,830
Red Robin Gourmet Burgers, Inc. *	610	6,771
Red Rock Resorts, Inc., Class A	803	13,711
Regis Corp. *	1,148	8,484
Royal Caribbean Cruises Ltd.	2,227	153,307
Ruth's Hospitality Group, Inc.	316	3,247
Scientific Games Corp., Class A *	775	16,031
SeaWorld Entertainment, Inc. *	470	9,588
Service Corp. International	1,051	47,978
ServiceMaster Global Holdings, Inc. *	596	23,780
Six Flags Entertainment Corp.	1,401	30,444
Starbucks Corp.	6,383	539,172
Strategic Education, Inc.	56	5,744
Texas Roadhouse, Inc.	606	38,172
The Cheesecake Factory, Inc.	1,144	33,782
The Wendy's Co.	2,221	46,508
Vail Resorts, Inc.	169	36,786
WW International, Inc. *	293	6,880

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wyndham Destinations, Inc.	1,419	41,137
Wyndham Hotels & Resorts, Inc.	535	28,013
Wynn Resorts Ltd.	886	77,481
Yum China Holdings, Inc.	2,607	150,450
Yum! Brands, Inc.	2,718	260,520
		4,782,948

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	839	57,597
AGNC Investment Corp.	2,951	41,639
Ally Financial, Inc.	11,707	267,856
American Express Co.	7,033	714,482
Ameriprise Financial, Inc.	2,001	313,757
Annaly Capital Management, Inc.	10,717	78,770
Apollo Commercial Real Estate Finance, Inc.	855	7,644
Artisan Partners Asset Management, Inc., Class A	474	18,349
Berkshire Hathaway, Inc., Class B *	13,947	3,041,004
BGC Partners, Inc., Class A	3,026	7,626
BlackRock, Inc.	717	426,034
Blackstone Mortgage Trust, Inc., Class A	642	15,260
Brightsphere Investment Group, Inc.	493	6,833
Cannae Holdings, Inc. *	628	23,694
Capital One Financial Corp.	9,955	687,194
Capstead Mortgage Corp.	1,616	9,971
Cboe Global Markets, Inc.	350	32,127
Chimera Investment Corp.	2,981	26,501
CME Group, Inc.	913	160,569
Cohen & Steers, Inc.	142	8,591
Compass Diversified Holdings	480	8,400
Credit Acceptance Corp. *	54	20,887
Discover Financial Services	7,075	375,541
Donnelley Financial Solutions, Inc. *	1,127	12,284
E*TRADE Financial Corp.	994	53,775
Eaton Vance Corp.	965	39,584
Encore Capital Group, Inc. *	272	12,496
Enova International, Inc. *	601	10,265
Equitable Holdings, Inc.	3,212	68,062
Evercore, Inc., Class A	598	37,004
FactSet Research Systems, Inc.	140	49,056
Federated Hermes, Inc.	1,099	26,277
FirstCash, Inc.	277	16,551
Franklin Resources, Inc.	8,629	181,727
Green Dot Corp., Class A *	333	17,336
Greenhill & Co., Inc.	807	9,055
Houlihan Lokey, Inc.	205	12,013
Intercontinental Exchange, Inc.	1,559	165,613
Invesco Ltd.	10,485	106,947
Invesco Mortgage Capital, Inc.	2,356	7,068
Janus Henderson Group plc	2,006	41,564
Jefferies Financial Group, Inc.	3,801	66,670
Ladder Capital Corp., Class A	1,034	7,703
Lazard Ltd., Class A	1,649	52,224
LPL Financial Holdings, Inc.	763	62,688
MarketAxess Holdings, Inc.	42	20,410
MFA Financial, Inc.	6,029	16,158
Moelis & Co., Class A	372	11,871
Moody's Corp.	528	155,570
Morgan Stanley	11,525	602,297
Morningstar, Inc.	83	13,292
MSCI, Inc.	194	72,414
Nasdaq, Inc.	482	64,790
Navient Corp.	10,180	92,536
Nelnet, Inc., Class A	256	16,765
New Residential Investment Corp.	5,325	41,216
New York Mortgage Trust, Inc.	2,774	7,323
Northern Trust Corp.	1,355	110,961
Security	Number of Shares	Value ($)
OneMain Holdings, Inc.	1,104	32,104
PennyMac Mortgage Investment Trust	968	16,592
Piper Sandler Cos.	125	9,431
PRA Group, Inc. *	551	25,718
Raymond James Financial, Inc.	788	59,667
Redwood Trust, Inc.	1,274	8,829
S&P Global, Inc.	719	263,456
Santander Consumer USA Holdings, Inc.	2,339	40,254
SEI Investments Co.	893	46,758
SLM Corp.	3,566	27,244
Starwood Property Trust, Inc.	2,401	37,456
State Street Corp.	4,199	285,910
Stifel Financial Corp.	369	18,712
Synchrony Financial	14,325	355,403
T. Rowe Price Group, Inc.	2,039	283,849
TD Ameritrade Holding Corp.	1,474	56,572
The Bank of New York Mellon Corp.	10,560	390,509
The Charles Schwab Corp. (a)	3,981	141,445
The Goldman Sachs Group, Inc.	4,805	984,400
Two Harbors Investment Corp.	2,449	13,347
Virtus Investment Partners, Inc.	90	12,771
Voya Financial, Inc.	2,742	142,337
Waddell & Reed Financial, Inc., Class A	2,988	47,061
WisdomTree Investments, Inc.	2,098	7,847
World Acceptance Corp. *	168	15,286
		11,954,849

Energy 5.9%
Antero Resources Corp. *	26,047	83,871
Apache Corp.	8,195	121,286
Arch Resources, Inc.	545	20,530
Archrock, Inc.	2,108	13,828
Baker Hughes Co.	17,484	249,672
Cabot Oil & Gas Corp.	2,814	53,382
Callon Petroleum Co. *	402	2,665
Centennial Resource Development, Inc., Class A *	3,997	2,903
ChampionX Corp. *	1,234	12,636
Cheniere Energy, Inc. *	385	20,039
Chevron Corp.	31,667	2,657,811
Cimarex Energy Co.	853	23,696
CNX Resources Corp. *	4,388	48,092
Concho Resources, Inc.	1,310	68,094
ConocoPhillips	17,908	678,534
CONSOL Energy, Inc. *	2,255	11,658
Continental Resources, Inc.	1,010	17,352
Core Laboratories N.V.	681	14,253
Cosan Ltd., A Shares	2,133	38,735
CVR Energy, Inc.	606	10,114
Delek US Holdings, Inc.	1,962	30,862
Devon Energy Corp.	5,930	64,459
Diamondback Energy, Inc.	416	16,207
Dril-Quip, Inc. *	622	20,607
EOG Resources, Inc.	4,922	223,164
EQT Corp.	3,943	62,575
Equitrans Midstream Corp.	2,334	23,994
Exterran Corp. *	2,091	9,619
Exxon Mobil Corp.	96,368	3,848,938
Forum Energy Technologies, Inc. *	9,482	5,188
Frank's International N.V. *	2,795	6,456
GasLog Ltd.	919	2,711
Green Plains, Inc. *	2,835	37,932
Gulfport Energy Corp. *	5,395	3,807
Halliburton Co.	18,592	300,819
Helix Energy Solutions Group, Inc. *	2,398	8,585
Helmerich & Payne, Inc.	3,074	50,660
Hess Corp.	3,362	154,787

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HollyFrontier Corp.	5,363	128,015
International Seaways, Inc.	443	7,513
Kinder Morgan, Inc.	23,693	327,437
Kosmos Energy Ltd.	3,609	5,305
Liberty Oilfield Services, Inc., Class A	673	4,341
Magnolia Oil & Gas Corp., Class A *	599	3,858
Marathon Oil Corp.	21,416	113,077
Marathon Petroleum Corp.	17,311	613,848
Matador Resources Co. *	430	4,184
Matrix Service Co. *	970	8,963
Murphy Oil Corp.	6,005	82,509
Nabors Industries Ltd. (b)	1,079	43,138
National Oilwell Varco, Inc.	15,851	190,212
Newpark Resources, Inc. *	3,154	6,150
NexTier Oilfield Solutions, Inc. *	1,280	3,226
Noble Energy, Inc.	7,440	74,028
Nordic American Tankers Ltd. (b)	4,728	20,614
Oasis Petroleum, Inc. *	30,951	17,190
Occidental Petroleum Corp.	23,030	293,402
Oceaneering International, Inc. *	6,291	33,909
Oil States International, Inc. *	3,606	15,830
ONEOK, Inc.	3,064	84,199
Par Pacific Holdings, Inc. *	739	6,415
Parsley Energy, Inc., Class A	1,173	12,610
Patterson-UTI Energy, Inc.	8,957	34,484
PBF Energy, Inc., Class A	7,138	61,101
PDC Energy, Inc. *	1,051	15,912
Peabody Energy Corp.	6,716	17,529
Phillips 66	12,758	745,960
Pioneer Natural Resources Co.	1,090	113,284
ProPetro Holding Corp. *	849	5,332
QEP Resources, Inc.	17,174	22,326
Range Resources Corp.	9,965	74,339
Renewable Energy Group, Inc. *	1,083	36,205
REX American Resources Corp. *	140	8,649
RPC, Inc. *	2,892	9,052
Schlumberger N.V.	30,669	583,018
Scorpio Tankers, Inc.	532	6,299
SEACOR Holdings, Inc. *	297	9,388
SFL Corp., Ltd.	1,212	10,641
SM Energy Co.	7,080	17,204
Southwestern Energy Co. *	4,169	11,590
Targa Resources Corp.	4,174	71,000
Teekay Tankers Ltd., Class A *	321	4,025
The Williams Cos., Inc.	11,714	243,183
Tidewater, Inc. *	1,244	8,546
Transocean Ltd. *	33,375	40,718
US Silica Holdings, Inc.	3,274	14,602
Valero Energy Corp.	15,879	835,077
Whiting Petroleum Corp. *(b)	11,968	9,568
World Fuel Services Corp.	6,181	163,178
WPX Energy, Inc. *	4,598	25,565
		14,318,269

Food & Staples Retailing 3.1%
BJ's Wholesale Club Holdings, Inc. *	595	26,424
Casey's General Stores, Inc.	472	83,945
Costco Wholesale Corp.	3,611	1,255,400
Ingles Markets, Inc., Class A	587	23,715
Performance Food Group Co. *	1,965	71,742
PriceSmart, Inc.	470	30,902
Rite Aid Corp. *	9,282	120,852
SpartanNash Co.	3,974	79,400
Sprouts Farmers Market, Inc. *	2,304	53,798
Sysco Corp.	4,848	291,559
The Andersons, Inc.	1,525	27,038
The Chefs' Warehouse, Inc. *	207	3,066
Security	Number of Shares	Value ($)
The Kroger Co.	26,267	937,207
United Natural Foods, Inc. *	6,802	122,776
US Foods Holding Corp. *	5,274	128,422
Walgreens Boots Alliance, Inc.	22,554	857,503
Walmart, Inc.	23,368	3,244,647
Weis Markets, Inc.	386	19,003
		7,377,399

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	22,212	971,553
Archer-Daniels-Midland Co.	20,417	913,865
B&G Foods, Inc.	1,437	44,748
Brown-Forman Corp., Class B	1,023	74,853
Bunge Ltd.	7,589	346,210
Cal-Maine Foods, Inc. *	537	20,723
Calavo Growers, Inc.	173	10,980
Campbell Soup Co.	1,606	84,492
Coca-Cola Consolidated, Inc.	31	8,472
Coca-Cola European Partners plc	1,849	76,105
Conagra Brands, Inc.	4,829	185,241
Constellation Brands, Inc., Class A	832	153,487
Darling Ingredients, Inc. *	1,968	62,917
Flowers Foods, Inc.	2,314	56,600
Fresh Del Monte Produce, Inc.	1,424	33,023
General Mills, Inc.	6,187	395,659
Hormel Foods Corp.	2,278	116,133
Hostess Brands, Inc. *	369	4,738
Ingredion, Inc.	1,319	106,100
J&J Snack Foods Corp.	107	14,547
John B Sanfilippo & Son, Inc.	121	9,636
Kellogg Co.	2,362	167,489
Keurig Dr Pepper, Inc.	1,014	30,248
Lamb Weston Holdings, Inc.	420	26,397
Lancaster Colony Corp.	145	25,769
McCormick & Co., Inc. Non-Voting Shares	427	88,047
Molson Coors Beverage Co., Class B	2,753	103,623
Mondelez International, Inc., Class A	13,435	784,873
Monster Beverage Corp. *	1,420	119,081
Nomad Foods Ltd. *	1,352	33,340
PepsiCo, Inc.	9,538	1,335,892
Philip Morris International, Inc.	15,286	1,219,670
Pilgrim's Pride Corp. *	978	15,648
Post Holdings, Inc. *	374	32,920
Sanderson Farms, Inc.	403	47,135
The Boston Beer Co., Inc., Class A *	40	35,279
The Coca-Cola Co.	22,804	1,129,482
The Hain Celestial Group, Inc. *	1,061	34,790
The Hershey Co.	795	118,169
The J.M. Smucker Co.	1,479	177,746
The Kraft Heinz Co.	10,650	373,176
TreeHouse Foods, Inc. *	828	35,447
Tyson Foods, Inc., Class A	4,741	297,735
Universal Corp.	837	36,334
Vector Group Ltd.	1,567	15,780
		9,974,152

Health Care Equipment & Services 5.8%
Abbott Laboratories	6,564	718,561
ABIOMED, Inc. *	53	16,304
Acadia Healthcare Co., Inc. *	931	28,777
Align Technology, Inc. *	141	41,874
Allscripts Healthcare Solutions, Inc. *	1,928	17,217
Amedisys, Inc. *	92	22,255
AmerisourceBergen Corp.	2,239	217,250
AMN Healthcare Services, Inc. *	357	19,221
Anthem, Inc.	3,548	998,833

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Avanos Medical, Inc. *	373	12,085
Baxter International, Inc.	2,178	189,638
Becton Dickinson & Co.	828	201,014
Boston Scientific Corp. *	2,687	110,221
Brookdale Senior Living, Inc. *	5,361	14,743
Cantel Medical Corp.	200	10,496
Cardinal Health, Inc.	9,197	466,840
Centene Corp. *	4,528	277,657
Cerner Corp.	1,894	138,963
Chemed Corp.	73	37,749
Cigna Corp.	1,812	321,394
Community Health Systems, Inc. *	10,949	56,606
CONMED Corp.	123	10,616
Covetrus, Inc. *	2,537	58,123
CVS Health Corp.	28,046	1,742,218
Danaher Corp.	1,874	386,925
DaVita, Inc. *	2,164	187,749
DENTSPLY SIRONA, Inc.	1,539	69,055
Edwards Lifesciences Corp. *	903	77,514
Encompass Health Corp.	727	47,429
Globus Medical, Inc., Class A *	225	12,717
Haemonetics Corp. *	144	12,911
HCA Healthcare, Inc.	3,304	448,419
Henry Schein, Inc. *	1,809	120,190
Hill-Rom Holdings, Inc.	320	30,013
HMS Holdings Corp. *	372	10,375
Hologic, Inc. *	1,168	69,753
Humana, Inc.	1,714	711,601
ICU Medical, Inc. *	52	10,412
IDEXX Laboratories, Inc. *	83	32,458
Integer Holdings Corp. *	147	10,181
Integra LifeSciences Holdings Corp. *	182	8,698
Intuitive Surgical, Inc. *	216	157,861
Invacare Corp.	1,018	6,902
Laboratory Corp. of America Holdings *	752	132,164
LHC Group, Inc. *	94	19,593
LivaNova plc *	155	7,269
Magellan Health, Inc. *	708	53,426
Masimo Corp. *	117	26,208
McKesson Corp.	4,755	729,607
MEDNAX, Inc. *	3,335	61,964
Medtronic plc	8,854	951,539
Merit Medical Systems, Inc. *	269	13,208
Molina Healthcare, Inc. *	435	80,462
National HealthCare Corp.	97	6,179
Neogen Corp. *	116	8,839
NextGen Healthcare, Inc. *	668	8,858
NuVasive, Inc. *	232	12,094
Omnicell, Inc. *	65	4,334
Owens & Minor, Inc.	7,017	116,342
Patterson Cos., Inc.	3,098	89,873
Premier, Inc., Class A	372	12,183
Quest Diagnostics, Inc.	1,605	178,540
ResMed, Inc.	397	71,770
Select Medical Holdings Corp. *	1,422	28,540
STERIS plc	329	52,522
Stryker Corp.	1,169	231,649
Teleflex, Inc.	110	43,224
Tenet Healthcare Corp. *	2,940	82,849
The Cooper Cos., Inc.	149	46,843
The Ensign Group, Inc.	323	18,908
The Providence Service Corp. *	202	18,703
Tivity Health, Inc. *	959	15,689
Triple-S Management Corp., Class B *	1,031	19,177
UnitedHealth Group, Inc.	7,232	2,260,362
Universal Health Services, Inc., Class B	1,161	128,116
Varex Imaging Corp. *	428	4,747
Varian Medical Systems, Inc. *	564	97,950
Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	62	17,501
West Pharmaceutical Services, Inc.	200	56,792
Zimmer Biomet Holdings, Inc.	997	140,457
		13,988,299

Household & Personal Products 1.6%
Central Garden & Pet Co. *	101	4,110
Central Garden & Pet Co., Class A *	503	18,691
Church & Dwight Co., Inc.	1,369	131,191
Colgate-Palmolive Co.	5,283	418,731
Coty, Inc., Class A	6,040	21,623
Edgewell Personal Care Co. *	1,131	32,471
Energizer Holdings, Inc.	365	16,896
Herbalife Nutrition Ltd. *	1,093	53,721
Kimberly-Clark Corp.	2,090	329,718
Medifast, Inc.	42	6,834
Nu Skin Enterprises, Inc., Class A	1,433	67,738
Spectrum Brands Holdings, Inc.	476	28,370
The Clorox Co.	661	147,734
The Estee Lauder Cos., Inc., Class A	786	174,272
The Procter & Gamble Co.	17,493	2,419,807
USANA Health Sciences, Inc. *	178	13,957
WD-40 Co.	56	11,445
		3,897,309

Insurance 3.0%
Aflac, Inc.	9,329	338,829
Alleghany Corp.	122	67,656
Ambac Financial Group, Inc. *	815	10,293
American Equity Investment Life Holding Co.	1,646	39,356
American Financial Group, Inc.	727	48,600
American International Group, Inc.	28,947	843,516
American National Group, Inc.	95	7,126
AMERISAFE, Inc.	153	10,210
Aon plc, Class A	1,554	310,784
Arch Capital Group Ltd. *	1,799	56,740
Argo Group International Holdings Ltd.	384	14,262
Arthur J. Gallagher & Co.	883	92,980
Assurant, Inc.	582	70,748
Assured Guaranty Ltd.	2,502	53,668
Athene Holding Ltd., Class A *	1,320	48,259
Axis Capital Holdings Ltd.	1,220	58,267
Brighthouse Financial, Inc. *	876	26,595
Brown & Brown, Inc.	1,060	49,184
Chubb Ltd.	3,157	394,625
Cincinnati Financial Corp.	1,076	85,445
CNA Financial Corp.	388	12,482
CNO Financial Group, Inc.	4,224	68,851
Employers Holdings, Inc.	257	8,373
Everest Re Group Ltd.	489	107,619
Fidelity National Financial, Inc.	2,707	88,871
First American Financial Corp.	1,140	59,930
Genworth Financial, Inc., Class A *	16,639	50,250
Globe Life, Inc.	911	75,139
Horace Mann Educators Corp.	305	11,913
James River Group Holdings Ltd.	375	18,266
Kemper Corp.	392	30,443
Lincoln National Corp.	3,632	130,934
Loews Corp.	4,342	155,704
Markel Corp. *	60	65,210
Marsh & McLennan Cos., Inc.	3,008	345,649
MBIA, Inc. *	2,871	23,284
Mercury General Corp.	403	18,026
MetLife, Inc.	12,038	462,982
National General Holdings Corp.	620	21,111
Old Republic International Corp.	3,611	58,173

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Primerica, Inc.	363	45,321
Principal Financial Group, Inc.	3,477	146,417
ProAssurance Corp.	1,446	22,153
Prudential Financial, Inc.	6,847	464,021
Reinsurance Group of America, Inc.	828	75,911
RenaissanceRe Holdings Ltd.	321	58,981
RLI Corp.	212	19,884
Safety Insurance Group, Inc.	124	8,978
Selective Insurance Group, Inc.	382	22,847
Stewart Information Services Corp.	590	25,175
The Allstate Corp.	4,495	418,035
The Hanover Insurance Group, Inc.	374	38,331
The Hartford Financial Services Group, Inc.	4,318	174,663
The Progressive Corp.	3,425	325,512
The Travelers Cos., Inc.	6,183	717,475
United Fire Group, Inc.	250	6,295
Universal Insurance Holdings, Inc.	496	9,201
Unum Group	4,683	86,542
W.R. Berkley Corp.	1,156	71,730
White Mountains Insurance Group Ltd.	48	42,787
Willis Towers Watson plc	515	105,848
		7,326,460

Materials 3.7%
AdvanSix, Inc. *	967	12,310
Air Products and Chemicals, Inc.	987	288,461
Albemarle Corp.	1,141	103,842
Alcoa Corp. *	9,311	136,127
Allegheny Technologies, Inc. *	1,884	15,694
AptarGroup, Inc.	407	48,185
Arconic Corp. *	1,333	29,659
Ashland Global Holdings, Inc.	743	54,752
Avery Dennison Corp.	702	81,004
Avient Corp.	1,350	34,452
Axalta Coating Systems Ltd. *	1,573	37,516
Balchem Corp.	133	12,994
Ball Corp.	1,337	107,455
Berry Global Group, Inc. *	1,287	66,332
Boise Cascade Co.	1,066	48,823
Cabot Corp.	1,040	38,490
Carpenter Technology Corp.	901	18,948
Celanese Corp.	1,283	129,775
Century Aluminum Co. *	1,802	17,786
CF Industries Holdings, Inc.	3,154	102,915
Clearwater Paper Corp. *	986	33,189
Cleveland-Cliffs, Inc.	7,309	48,093
Commercial Metals Co.	3,338	69,664
Compass Minerals International, Inc.	507	28,864
Constellium SE *	1,057	8,467
Contura Energy, Inc. *	1,575	6,521
Corteva, Inc.	7,166	204,589
Crown Holdings, Inc. *	871	66,936
Domtar Corp.	2,699	76,975
Dow, Inc.	7,070	318,998
DuPont de Nemours, Inc.	11,431	637,393
Eagle Materials, Inc.	394	32,217
Eastman Chemical Co.	2,723	199,079
Ecolab, Inc.	1,279	252,065
Element Solutions, Inc. *	1,976	21,242
Ferro Corp. *	848	10,575
FMC Corp.	425	45,416
Freeport-McMoRan, Inc.	17,661	275,688
GCP Applied Technologies, Inc. *	696	18,138
Graphic Packaging Holding Co.	4,391	61,386
Greif, Inc., Class A	622	22,921
H.B. Fuller Co.	572	27,553
Hecla Mining Co.	4,881	29,384
Security	Number of Shares	Value ($)
Huntsman Corp.	4,648	100,490
Ingevity Corp. *	216	12,133
Innospec, Inc.	209	15,610
International Flavors & Fragrances, Inc.	558	69,075
International Paper Co.	7,630	276,740
Kaiser Aluminum Corp.	269	17,291
Kraton Corp. *	842	11,822
Linde plc	2,628	656,317
Livent Corp. *	533	4,520
Louisiana-Pacific Corp.	1,478	48,685
LyondellBasell Industries N.V., Class A	8,202	537,067
Martin Marietta Materials, Inc.	391	79,322
Materion Corp.	307	16,759
Mercer International, Inc.	768	6,436
Minerals Technologies, Inc.	489	24,817
Myers Industries, Inc.	496	7,589
Neenah, Inc.	242	10,716
NewMarket Corp.	68	25,329
Newmont Corp.	3,006	202,244
Nucor Corp.	6,966	316,674
O-I Glass, Inc.	6,464	70,328
Olin Corp.	3,945	44,381
Orion Engineered Carbons S.A.	684	8,311
P.H. Glatfelter Co.	1,184	17,748
Packaging Corp. of America	1,082	109,542
PPG Industries, Inc.	2,770	333,508
Quaker Chemical Corp.	68	12,920
Rayonier Advanced Materials, Inc. *	4,473	14,135
Reliance Steel & Aluminum Co.	1,460	153,110
Royal Gold, Inc.	138	18,812
RPM International, Inc.	947	80,277
Schnitzer Steel Industries, Inc., Class A	1,243	24,537
Schweitzer-Mauduit International, Inc.	515	15,620
Sealed Air Corp.	2,765	108,664
Sensient Technologies Corp.	519	28,659
Silgan Holdings, Inc.	1,085	41,295
Sonoco Products Co.	1,314	69,681
Southern Copper Corp.	724	34,824
Steel Dynamics, Inc.	4,381	129,327
Stepan Co.	242	27,900
Summit Materials, Inc., Class A *	1,107	16,483
SunCoke Energy, Inc.	2,748	9,838
The Chemours Co.	3,610	74,583
The Mosaic Co.	13,315	242,732
The Scotts Miracle-Gro Co.	299	50,390
The Sherwin-Williams Co.	312	209,368
TimkenSteel Corp. *	2,233	8,418
Trinseo S.A.	1,439	35,845
Tronox Holdings plc, Class A	1,921	17,212
United States Steel Corp.	10,128	79,302
US Concrete, Inc. *	313	8,354
Valvoline, Inc.	898	18,319
Verso Corp., Class A	1,537	20,150
Vulcan Materials Co.	644	77,280
W.R. Grace & Co.	532	21,658
Warrior Met Coal, Inc.	1,993	30,832
Westlake Chemical Corp.	547	32,448
Westrock Co.	6,352	192,656
Worthington Industries, Inc.	926	38,457
		8,848,413

Media & Entertainment 4.5%
Activision Blizzard, Inc.	3,682	307,521
Alphabet, Inc., Class A *	862	1,404,655
Alphabet, Inc., Class C *	867	1,416,834
Altice USA, Inc., Class A *	3,590	99,012
AMC Entertainment Holdings, Inc., Class A (b)	3,147	18,504

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AMC Networks, Inc., Class A *	1,031	25,043
Cable One, Inc.	12	22,084
Cars.com, Inc. *	2,027	17,594
Charter Communications, Inc., Class A *	877	539,890
Cinemark Holdings, Inc.	1,982	29,036
Comcast Corp., Class A	42,441	1,901,781
Discovery, Inc., Class A *	1,608	35,481
Discovery, Inc., Class C *	3,639	72,671
DISH Network Corp., Class A *	2,632	93,489
Electronic Arts, Inc. *	1,328	185,216
Facebook, Inc., Class A *	4,375	1,282,750
Fox Corp., Class A	3,739	104,169
Fox Corp., Class B	1,738	48,316
Gannett Co., Inc.	7,488	12,954
Gray Television, Inc. *	784	12,168
IAC/InterActiveCorp *	199	26,465
iHeartMedia, Inc. Class A *	1,037	9,561
John Wiley & Sons, Inc., Class A	692	21,902
Liberty Media Corp. - Liberty Formula One, Class C *	576	22,452
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,592	57,806
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,050	109,785
Liberty TripAdvisor Holdings, Inc., Class A *	1,963	5,496
Lions Gate Entertainment Corp., Class A *	668	6,506
Lions Gate Entertainment Corp., Class B *	1,437	13,019
Live Nation Entertainment, Inc. *	454	25,787
Madison Square Garden Entertainment Corp. *	78	5,863
Madison Square Garden Sports Corp. *	73	11,972
Meredith Corp.	879	12,306
MSG Networks, Inc., Class A *	582	5,669
National CineMedia, Inc.	2,422	8,743
Netflix, Inc. *	155	82,082
News Corp., Class A	6,313	95,453
News Corp., Class B	2,054	30,954
Nexstar Media Group, Inc., Class A	296	28,419
Omnicom Group, Inc.	2,481	134,197
Scholastic Corp.	682	15,345
Sinclair Broadcast Group, Inc., Class A	1,239	25,784
Sirius XM Holdings, Inc.	4,997	29,332
Spotify Technology S.A. *	44	12,415
Take-Two Interactive Software, Inc. *	247	42,284
TEGNA, Inc.	3,034	37,986
The E.W. Scripps Co., Class A	407	4,526
The Interpublic Group of Cos., Inc.	4,336	77,007
The Marcus Corp.	233	3,651
The New York Times Co., Class A	545	23,615
The Walt Disney Co.	13,640	1,798,707
TripAdvisor, Inc.	1,031	24,094
Twitter, Inc. *	783	31,774
ViacomCBS, Inc., Class B	15,221	423,905
Yandex N.V., Class A *	743	50,695
Yelp, Inc. *	440	10,173
Zynga, Inc., Class A *	2,549	23,094
		10,977,992

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	13,816	1,323,158
Agilent Technologies, Inc.	1,360	136,571
Alexion Pharmaceuticals, Inc. *	808	92,290
Alkermes plc *	450	7,443
Amgen, Inc.	4,722	1,196,177
Bio-Rad Laboratories, Inc., Class A *	67	34,076
Bio-Techne Corp.	79	20,181
Biogen, Inc. *	1,224	352,071
Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	129	10,066
Bristol-Myers Squibb Co.	12,381	770,098
Bruker Corp.	419	17,606
Catalent, Inc. *	410	37,925
Charles River Laboratories International, Inc. *	176	38,535
Elanco Animal Health, Inc. *	932	27,084
Eli Lilly and Co.	3,451	512,094
Emergent BioSolutions, Inc. *	184	20,985
Gilead Sciences, Inc.	19,233	1,283,803
Horizon Therapeutics plc *	100	7,512
ICON plc *	280	52,195
Illumina, Inc. *	201	71,801
Incyte Corp. *	124	11,947
IQVIA Holdings, Inc. *	961	157,364
Jazz Pharmaceuticals plc *	376	50,531
Johnson & Johnson	18,795	2,883,341
Lannett Co., Inc. *	503	2,646
Mallinckrodt plc *(b)	18,024	28,478
Merck & Co., Inc.	19,468	1,660,036
Mettler-Toledo International, Inc. *	98	95,137
Mylan N.V. *	9,456	154,889
Myriad Genetics, Inc. *	1,276	17,060
Nektar Therapeutics *	205	3,965
PDL BioPharma, Inc. *	6,123	20,512
PerkinElmer, Inc.	455	53,563
Perrigo Co., plc	1,148	60,040
Pfizer, Inc.	63,765	2,409,679
PRA Health Sciences, Inc. *	186	19,885
Prestige Consumer Healthcare, Inc. *	390	14,208
Regeneron Pharmaceuticals, Inc. *	230	142,584
Syneos Health, Inc. *	252	15,901
Taro Pharmaceutical Industries Ltd. *	155	9,488
Thermo Fisher Scientific, Inc.	1,173	503,194
United Therapeutics Corp. *	758	81,076
Vertex Pharmaceuticals, Inc. *	69	19,259
Waters Corp. *	376	81,314
Zoetis, Inc.	920	147,292
		14,655,060

Real Estate 2.3%
Acadia Realty Trust	571	6,475
Alexander & Baldwin, Inc.	1,174	14,217
Alexandria Real Estate Equities, Inc.	301	50,682
American Assets Trust, Inc.	243	6,209
American Campus Communities, Inc.	968	32,815
American Finance Trust, Inc.	554	3,787
American Homes 4 Rent, Class A	782	22,397
American Tower Corp.	903	224,983
Americold Realty Trust	220	8,437
Apartment Investment & Management Co., Class A	905	32,607
Apple Hospitality REIT, Inc.	3,442	35,005
Ashford Hospitality Trust, Inc.	1,211	3,730
AvalonBay Communities, Inc.	576	91,043
Boston Properties, Inc.	1,089	94,601
Brandywine Realty Trust	1,962	21,837
Brixmor Property Group, Inc.	3,554	41,937
Brookfield Property REIT, Inc., Class A	1,103	12,718
Camden Property Trust	451	41,014
CBL & Associates Properties, Inc. *	48,652	9,049
CBRE Group, Inc., Class A *	2,492	117,199
Chatham Lodging Trust	847	5,861
Colony Capital, Inc.	15,277	41,401
Columbia Property Trust, Inc.	1,476	17,417
CoreCivic, Inc.	3,823	35,592
CorePoint Lodging, Inc.	2,199	12,490
CoreSite Realty Corp.	101	12,367

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Corporate Office Properties Trust	869	21,412
Cousins Properties, Inc.	584	17,432
Crown Castle International Corp.	1,352	220,714
CubeSmart	864	27,320
Cushman & Wakefield plc *	357	4,145
CyrusOne, Inc.	315	26,312
DiamondRock Hospitality Co.	3,280	17,384
Digital Realty Trust, Inc.	2,863	445,626
Diversified Healthcare Trust	9,564	36,343
Douglas Emmett, Inc.	773	21,582
Duke Realty Corp.	1,464	56,437
EastGroup Properties, Inc.	108	14,381
Empire State Realty Trust, Inc., Class A	1,623	10,225
EPR Properties	498	16,090
Equinix, Inc.	211	166,644
Equity Commonwealth	641	20,121
Equity LifeStyle Properties, Inc.	468	31,024
Equity Residential	1,875	105,844
Essex Property Trust, Inc.	224	48,498
Extra Space Storage, Inc.	435	46,349
Federal Realty Investment Trust	376	29,794
First Industrial Realty Trust, Inc.	430	18,340
Franklin Street Properties Corp.	1,852	8,204
Front Yard Residential Corp.	782	7,625
Gaming & Leisure Properties, Inc.	899	32,679
Global Net Lease, Inc.	550	9,625
Healthcare Realty Trust, Inc.	721	20,801
Healthcare Trust of America, Inc., Class A	917	24,200
Healthpeak Properties, Inc.	3,120	86,237
Hersha Hospitality Trust	1,305	8,391
Highwoods Properties, Inc.	782	29,137
Host Hotels & Resorts, Inc.	11,589	130,145
Hudson Pacific Properties, Inc.	775	18,197
Investors Real Estate Trust	122	8,674
Invitation Homes, Inc.	1,034	29,603
Iron Mountain, Inc.	3,561	107,151
iStar, Inc.	880	10,894
JBG SMITH Properties	425	11,760
Jones Lang LaSalle, Inc.	676	69,655
Kennedy-Wilson Holdings, Inc.	840	12,004
Kilroy Realty Corp.	446	26,100
Kimco Realty Corp.	3,419	40,994
Kite Realty Group Trust	1,191	13,387
Lamar Advertising Co., Class A	596	41,261
Lexington Realty Trust	1,998	22,717
Life Storage, Inc.	224	23,616
LTC Properties, Inc.	178	6,495
Mack-Cali Realty Corp.	1,024	12,933
Marcus & Millichap, Inc. *	125	3,526
Medical Properties Trust, Inc.	1,426	26,495
Mid-America Apartment Communities, Inc.	467	54,695
National Health Investors, Inc.	174	10,832
National Retail Properties, Inc.	615	21,796
New Senior Investment Group, Inc.	2,729	11,953
Newmark Group, Inc., Class A	1,120	4,962
Office Properties Income Trust	533	12,707
Omega Healthcare Investors, Inc.	1,071	33,169
Outfront Media, Inc.	2,165	36,653
Paramount Group, Inc.	1,938	14,341
Park Hotels & Resorts, Inc.	4,635	43,986
Pebblebrook Hotel Trust	1,086	13,705
Pennsylvania Real Estate Investment Trust (b)	3,423	3,765
Physicians Realty Trust	647	11,743
Piedmont Office Realty Trust, Inc., Class A	1,652	25,292
PotlatchDeltic Corp.	371	17,081
Preferred Apartment Communities, Inc., Class A	442	2,917
Prologis, Inc.	1,716	174,792
Security	Number of Shares	Value ($)
PS Business Parks, Inc.	84	10,601
Public Storage	537	114,059
QTS Realty Trust, Inc., Class A	215	14,581
Rayonier, Inc.	1,215	35,575
Realogy Holdings Corp. *	10,453	115,819
Realty Income Corp.	888	55,083
Regency Centers Corp.	704	27,956
Retail Opportunity Investments Corp.	825	9,182
Retail Properties of America, Inc., Class A	3,431	21,650
RLJ Lodging Trust	2,933	27,688
RPT Realty	1,206	7,067
Ryman Hospitality Properties, Inc.	395	15,073
Sabra Health Care REIT, Inc.	893	13,243
SBA Communications Corp.	134	41,013
Seritage Growth Properties, Class A *(b)	441	6,187
Service Properties Trust	5,123	42,060
Simon Property Group, Inc.	2,543	172,543
SITE Centers Corp.	3,040	22,830
SL Green Realty Corp.	1,068	49,940
Spirit Realty Capital, Inc.	712	25,283
STAG Industrial, Inc.	379	12,242
STORE Capital Corp.	574	15,521
Summit Hotel Properties, Inc.	1,569	9,241
Sun Communities, Inc.	218	32,499
Sunstone Hotel Investors, Inc.	3,446	28,705
Tanger Factory Outlet Centers, Inc. (b)	2,097	11,932
Taubman Centers, Inc.	746	28,572
The GEO Group, Inc.	2,825	31,527
The Howard Hughes Corp. *	183	10,817
The Macerich Co.	3,771	29,904
UDR, Inc.	1,100	38,291
Uniti Group, Inc.	4,887	47,990
Urban Edge Properties	992	10,476
Ventas, Inc.	3,380	139,290
VEREIT, Inc.	9,053	60,836
VICI Properties, Inc.	689	15,392
Vornado Realty Trust	1,469	52,634
Washington Prime Group, Inc.	21,615	14,698
Washington Real Estate Investment Trust	623	13,669
Weingarten Realty Investors	1,089	19,025
Welltower, Inc.	2,981	171,467
Weyerhaeuser Co.	8,346	252,967
WP Carey, Inc.	608	42,177
Xenia Hotels & Resorts, Inc.	2,084	18,714
		5,670,801

Retailing 5.9%
Aaron's, Inc.	1,089	60,864
Abercrombie & Fitch Co., Class A	3,698	48,111
Advance Auto Parts, Inc.	753	117,701
Amazon.com, Inc. *	436	1,504,619
American Eagle Outfitters, Inc.	5,286	66,656
Asbury Automotive Group, Inc. *	486	51,414
At Home Group, Inc. *	754	14,409
AutoNation, Inc. *	1,667	94,786
AutoZone, Inc. *	93	111,257
Bed Bath & Beyond, Inc.	23,343	284,318
Best Buy Co., Inc.	4,590	509,077
Big Lots, Inc.	2,784	131,266
Booking Holdings, Inc. *	234	447,045
Burlington Stores, Inc. *	184	36,235
Caleres, Inc.	2,323	18,143
CarMax, Inc. *	1,802	192,688
Chico's FAS, Inc.	18,177	23,267
Conn's, Inc. *	934	11,937
Core-Mark Holding Co., Inc.	2,903	97,018
Designer Brands, Inc., Class A	4,128	29,102

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	2,382	128,914
Dillard's, Inc., Class A	959	28,971
Dollar General Corp.	2,337	471,794
Dollar Tree, Inc. *	2,079	200,145
eBay, Inc.	8,340	456,865
Expedia Group, Inc.	1,071	105,119
Express, Inc. *	8,306	9,220
Five Below, Inc. *	147	16,089
Floor & Decor Holdings, Inc., Class A *	88	6,445
Foot Locker, Inc.	4,005	121,472
Francesca's Holdings Corp. *(b)	711	4,195
GameStop Corp., Class A *(b)	26,046	173,987
Genesco, Inc. *	1,304	25,428
Genuine Parts Co.	1,937	182,930
Group 1 Automotive, Inc.	731	63,188
Groupon, Inc. *	610	19,416
GrubHub, Inc. *	203	14,687
Guess?, Inc.	2,031	23,357
Haverty Furniture Cos., Inc.	730	15,418
Hibbett Sports, Inc. *	948	31,635
Kohl's Corp.	9,818	209,712
L Brands, Inc.	8,252	242,609
Lithia Motors, Inc., Class A	398	99,086
LKQ Corp. *	3,468	110,074
Lowe's Cos., Inc.	7,438	1,224,964
Lumber Liquidators Holdings, Inc. *	949	22,767
Macy's, Inc. (b)	29,944	208,710
MarineMax, Inc. *	268	7,882
MercadoLibre, Inc. *	19	22,203
Monro, Inc.	272	12,536
Murphy USA, Inc. *	896	120,835
National Vision Holdings, Inc. *	411	15,441
Nordstrom, Inc. (b)	4,737	75,792
O'Reilly Automotive, Inc. *	507	236,074
Ollie's Bargain Outlet Holdings, Inc. *	190	18,153
Party City Holdco, Inc. *	10,118	27,723
Penske Automotive Group, Inc.	1,112	52,453
Pool Corp.	155	50,815
Qurate Retail, Inc., Class A *	21,500	237,575
Rent-A-Center, Inc.	542	16,639
RH *	102	33,716
Ross Stores, Inc.	2,057	187,352
Sally Beauty Holdings, Inc. *	3,631	40,522
Shoe Carnival, Inc.	373	12,264
Signet Jewelers Ltd.	5,816	100,442
Sleep Number Corp. *	418	20,064
Sonic Automotive, Inc., Class A	1,403	59,291
Stamps.com, Inc. *	88	21,942
Target Corp.	8,011	1,211,343
The Buckle, Inc.	941	17,634
The Cato Corp., Class A	1,095	8,760
The Children's Place, Inc.	407	8,126
The Gap, Inc.	12,295	213,810
The Home Depot, Inc.	7,080	2,018,083
The Michaels Cos., Inc. *	5,112	57,510
The ODP Corp.	4,441	103,831
The TJX Cos., Inc.	10,327	565,816
Tiffany & Co.	975	119,437
Tractor Supply Co.	1,228	182,763
Ulta Beauty, Inc. *	302	70,118
Urban Outfitters, Inc. *	2,579	60,710
Williams-Sonoma, Inc.	1,150	100,924
Zumiez, Inc. *	464	11,916
		14,187,605

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	250	18,530
Advanced Micro Devices, Inc. *	395	35,874
Ambarella, Inc. *	66	3,478
Amkor Technology, Inc. *	2,347	28,622
Analog Devices, Inc.	1,295	151,360
Applied Materials, Inc.	6,646	409,394
Broadcom, Inc.	1,272	441,575
Brooks Automation, Inc.	277	14,301
Cabot Microelectronics Corp.	82	12,488
Cirrus Logic, Inc. *	507	30,719
Cree, Inc. *	849	53,572
Diodes, Inc. *	296	14,463
Entegris, Inc.	412	27,559
First Solar, Inc. *	883	67,629
Intel Corp.	43,258	2,203,995
KLA Corp.	926	189,960
Kulicke & Soffa Industries, Inc.	657	15,755
Lam Research Corp.	750	252,255
Marvell Technology Group Ltd.	2,418	93,770
Maxim Integrated Products, Inc.	1,665	113,953
Microchip Technology, Inc.	955	104,763
Micron Technology, Inc. *	10,004	455,282
MKS Instruments, Inc.	315	37,652
Monolithic Power Systems, Inc.	62	16,562
NVIDIA Corp.	1,006	538,190
NXP Semiconductor N.V.	1,978	248,753
ON Semiconductor Corp. *	3,598	76,889
Photronics, Inc. *	992	9,950
Power Integrations, Inc.	258	14,440
Qorvo, Inc. *	994	127,500
QUALCOMM, Inc.	13,905	1,656,085
Semtech Corp. *	249	14,604
Silicon Laboratories, Inc. *	139	14,235
Skyworks Solutions, Inc.	1,401	202,935
Synaptics, Inc. *	508	43,348
Teradyne, Inc.	754	64,067
Texas Instruments, Inc.	6,116	869,389
Ultra Clean Holdings, Inc. *	195	4,781
Xilinx, Inc.	1,290	134,366
		8,813,043

Software & Services 6.6%
Accenture plc, Class A	2,983	715,711
ACI Worldwide, Inc. *	620	18,216
Adobe, Inc. *	566	290,579
Akamai Technologies, Inc. *	847	98,616
Alliance Data Systems Corp.	1,475	66,537
Amdocs Ltd.	1,576	96,498
ANSYS, Inc. *	197	66,785
Aspen Technology, Inc. *	171	21,722
Autodesk, Inc. *	279	68,550
Automatic Data Processing, Inc.	1,769	246,050
Black Knight, Inc. *	464	39,022
Blackbaud, Inc.	124	7,917
Booz Allen Hamilton Holding Corp.	784	69,039
Broadridge Financial Solutions, Inc.	575	79,005
CACI International, Inc., Class A *	191	44,730
Cadence Design Systems, Inc. *	660	73,201
Cardtronics plc, Class A *	372	8,076
CDK Global, Inc.	1,112	51,841
Cerence, Inc. *	299	15,907
Check Point Software Technologies Ltd. *	678	85,604
Citrix Systems, Inc.	891	129,373
Cognizant Technology Solutions Corp., Class A	5,498	367,596

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CommVault Systems, Inc. *	303	13,099
Conduent, Inc. *	14,149	47,824
CSG Systems International, Inc.	289	12,303
DXC Technology Co.	8,569	171,209
Ebix, Inc.	299	6,898
EPAM Systems, Inc. *	98	32,056
Euronet Worldwide, Inc. *	218	22,537
EVERTEC, Inc.	364	12,747
ExlService Holdings, Inc. *	191	12,165
Fair Isaac Corp. *	67	28,193
Fidelity National Information Services, Inc.	1,604	241,963
Fiserv, Inc. *	2,064	205,533
FleetCor Technologies, Inc. *	221	55,570
Fortinet, Inc. *	155	20,461
Gartner, Inc. *	288	37,388
Genpact Ltd.	1,267	53,442
Global Payments, Inc.	592	104,559
GoDaddy, Inc., Class A *	162	13,556
International Business Machines Corp.	15,625	1,926,719
Intuit, Inc.	712	245,918
j2 Global, Inc. *	286	20,017
Jack Henry & Associates, Inc.	319	52,769
KBR, Inc.	1,460	36,485
Leidos Holdings, Inc.	1,133	102,525
LiveRamp Holdings, Inc. *	484	27,027
Manhattan Associates, Inc. *	284	27,619
ManTech International Corp., Class A	275	20,584
Mastercard, Inc., Class A	1,717	615,012
MAXIMUS, Inc.	605	46,918
Microsoft Corp.	24,316	5,483,988
MicroStrategy, Inc., Class A *	66	9,533
NIC, Inc.	390	8,338
NortonLifeLock, Inc.	8,139	191,429
Nuance Communications, Inc. *	1,055	31,608
Oracle Corp.	22,163	1,268,167
Palo Alto Networks, Inc. *	22	5,663
Paychex, Inc.	1,573	120,287
Paycom Software, Inc. *	15	4,492
PayPal Holdings, Inc. *	1,904	388,683
Pegasystems, Inc.	44	5,653
Perficient, Inc. *	216	9,269
Perspecta, Inc.	1,866	38,757
Progress Software Corp.	395	14,967
PTC, Inc. *	274	25,046
Sabre Corp.	3,682	25,737
salesforce.com, Inc. *	534	145,595
Science Applications International Corp.	461	38,475
Square, Inc., Class A *	57	9,095
SS&C Technologies Holdings, Inc.	512	32,625
Sykes Enterprises, Inc. *	630	20,856
Synopsys, Inc. *	358	79,225
Teradata Corp. *	2,566	62,482
The Western Union Co.	5,108	120,498
Tyler Technologies, Inc. *	48	16,575
Unisys Corp. *	1,009	11,765
Verint Systems, Inc. *	295	14,030
VeriSign, Inc. *	225	48,330
Virtusa Corp. *	217	8,580
Visa, Inc., Class A	3,948	836,937
VMware, Inc., Class A *	265	38,277
WEX, Inc. *	114	18,207
Xperi Holding Corp.	1,599	20,035
		16,026,875

Technology Hardware & Equipment 9.8%
3D Systems Corp. *	420	2,306
ADTRAN, Inc.	1,644	18,232
Security	Number of Shares	Value ($)
Amphenol Corp., Class A	1,496	164,261
Apple, Inc.	129,940	16,767,458
Arista Networks, Inc. *	84	18,770
Arrow Electronics, Inc. *	2,621	205,906
Avnet, Inc.	6,878	189,214
Badger Meter, Inc.	140	8,637
Belden, Inc.	674	22,700
Benchmark Electronics, Inc.	1,432	28,081
CDW Corp.	852	96,830
Ciena Corp. *	715	40,591
Cisco Systems, Inc.	40,328	1,702,648
Cognex Corp.	437	30,236
Coherent, Inc. *	150	16,899
CommScope Holding Co., Inc. *	5,089	52,417
Comtech Telecommunications Corp.	352	5,843
Corning, Inc.	17,347	563,084
CTS Corp.	281	5,873
Dell Technologies, Inc., Class C *	1,063	70,243
Diebold Nixdorf, Inc. *	3,082	25,704
Dolby Laboratories, Inc., Class A	339	23,679
EchoStar Corp., Class A *	650	19,097
ePlus, Inc. *	197	15,114
F5 Networks, Inc. *	669	88,529
Fabrinet *	267	18,631
Fitbit, Inc., Class A *	2,559	16,275
Flex Ltd. *	13,380	145,307
FLIR Systems, Inc.	894	32,989
Hewlett Packard Enterprise Co.	43,928	424,784
HP, Inc.	18,579	363,219
II-VI, Inc. *	671	29,859
Insight Enterprises, Inc. *	812	48,562
InterDigital, Inc.	427	26,111
IPG Photonics Corp. *	174	28,141
Itron, Inc. *	234	13,939
Jabil, Inc.	4,108	140,288
Juniper Networks, Inc.	7,431	185,775
Keysight Technologies, Inc. *	426	41,969
Knowles Corp. *	858	12,921
Littelfuse, Inc.	126	22,786
Lumentum Holdings, Inc. *	181	15,566
Methode Electronics, Inc.	520	14,721
Motorola Solutions, Inc.	1,370	212,007
MTS Systems Corp.	267	6,515
National Instruments Corp.	744	26,702
NCR Corp. *	2,126	43,455
NetApp, Inc.	3,549	168,187
NETGEAR, Inc. *	483	16,108
NetScout Systems, Inc. *	1,223	28,300
OSI Systems, Inc. *	158	12,442
PC Connection, Inc.	349	15,457
Plantronics, Inc.	1,075	13,287
Plexus Corp. *	482	36,666
Rogers Corp. *	118	13,371
Sanmina Corp. *	2,295	64,948
ScanSource, Inc. *	1,154	28,492
Seagate Technology plc	5,344	256,459
Stratasys Ltd. *	478	7,103
SYNNEX Corp.	785	99,813
TE Connectivity Ltd.	3,005	290,283
Trimble, Inc. *	1,266	66,351
TTM Technologies, Inc. *	1,939	22,221
ViaSat, Inc. *	402	15,984
Viavi Solutions, Inc. *	728	9,708
Vishay Intertechnology, Inc.	2,141	34,235
Western Digital Corp.	5,693	218,725

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Xerox Holdings Corp.	4,287	80,853
Zebra Technologies Corp., Class A *	127	36,389
		23,588,256

Telecommunication Services 3.3%
AT&T, Inc.	110,053	3,280,680
ATN International, Inc.	143	8,294
CenturyLink, Inc.	41,709	448,372
Cincinnati Bell, Inc. *	1,218	18,343
Cogent Communications Holdings, Inc.	183	12,309
Consolidated Communications Holdings, Inc. *	4,189	32,590
GCI Liberty, Inc., Class A *	204	16,479
Iridium Communications, Inc. *	366	10,252
Liberty Global plc, Class A *	4,133	96,588
Liberty Global plc, Class C *	10,028	230,744
Liberty Latin America Ltd., Class A *	670	6,566
Liberty Latin America Ltd., Class C *	1,726	16,466
Shenandoah Telecommunications Co.	244	13,493
T-Mobile US, Inc. *	3,406	397,412
Telephone and Data Systems, Inc.	3,472	80,307
United States Cellular Corp. *	346	12,588
Verizon Communications, Inc.	54,977	3,258,487
Vonage Holdings Corp. *	1,344	15,389
		7,955,359

Transportation 2.6%
Air Transport Services Group, Inc. *	628	15,964
Alaska Air Group, Inc.	604	23,526
Allegiant Travel Co.	68	8,745
AMERCO	89	31,585
American Airlines Group, Inc. (b)	6,885	89,849
ArcBest Corp.	1,207	40,821
Atlas Air Worldwide Holdings, Inc. *	917	51,710
Atlas Corp.	1,692	14,602
Avis Budget Group, Inc. *	4,284	146,127
C.H. Robinson Worldwide, Inc.	2,058	202,301
Copa Holdings S.A., Class A	126	6,709
Costamare, Inc.	1,335	6,742
CSX Corp.	6,366	486,744
Delta Air Lines, Inc.	3,292	101,558
Echo Global Logistics, Inc. *	709	19,370
Expeditors International of Washington, Inc.	2,004	177,134
FedEx Corp.	5,017	1,102,937
Forward Air Corp.	366	21,590
Hawaiian Holdings, Inc.	454	6,102
Heartland Express, Inc.	525	10,860
Hertz Global Holdings, Inc. *	15,208	22,204
Hub Group, Inc., Class A *	761	40,972
J.B. Hunt Transport Services, Inc.	848	119,178
JetBlue Airways Corp. *	2,074	23,892
Kansas City Southern	676	123,059
Kirby Corp. *	717	30,429
Knight-Swift Transportation Holdings, Inc.	1,331	60,507
Landstar System, Inc.	458	60,955
Macquarie Infrastructure Corp.	1,391	38,976
Marten Transport Ltd.	729	13,239
Norfolk Southern Corp.	2,242	476,492
Old Dominion Freight Line, Inc.	459	92,801
Ryder System, Inc.	2,711	110,880
Saia, Inc. *	218	29,256
Schneider National, Inc., Class B	838	22,676
SkyWest, Inc.	215	7,235
Southwest Airlines Co.	2,570	96,581
Spirit Airlines, Inc. *	446	7,974
Uber Technologies, Inc. *	176	5,919
Security	Number of Shares	Value ($)
Union Pacific Corp.	6,347	1,221,417
United Airlines Holdings, Inc. *	1,936	69,696
United Parcel Service, Inc., Class B	4,993	816,955
Werner Enterprises, Inc.	728	33,495
XPO Logistics, Inc. *	955	84,298
YRC Worldwide, Inc. *	5,114	21,325
		6,195,387

Utilities 3.3%
ALLETE, Inc.	481	25,955
Alliant Energy Corp.	1,614	87,398
Ameren Corp.	2,158	170,719
American Electric Power Co., Inc.	4,387	345,827
American States Water Co.	167	12,705
American Water Works Co., Inc.	863	121,976
Atlantica Sustainable Infrastructure plc	610	18,318
Atmos Energy Corp.	713	71,172
Avangrid, Inc.	473	22,723
Avista Corp.	737	27,166
Black Hills Corp.	441	24,731
California Water Service Group	274	12,423
CenterPoint Energy, Inc.	6,972	139,928
Chesapeake Utilities Corp.	102	8,344
Clearway Energy, Inc., Class A	205	4,951
Clearway Energy, Inc., Class C	379	9,668
CMS Energy Corp.	2,282	138,038
Consolidated Edison, Inc.	3,651	260,462
Dominion Energy, Inc.	5,064	397,220
DTE Energy Co.	1,752	207,910
Duke Energy Corp.	8,092	650,111
Edison International	3,774	198,060
Entergy Corp.	1,856	184,004
Essential Utilities, Inc.	746	31,705
Evergy, Inc.	2,387	127,036
Eversource Energy	2,436	208,790
Exelon Corp.	14,147	522,166
FirstEnergy Corp.	4,187	119,706
Hawaiian Electric Industries, Inc.	987	34,160
IDACORP, Inc.	348	31,285
MDU Resources Group, Inc.	2,541	60,018
MGE Energy, Inc.	211	13,713
National Fuel Gas Co.	838	38,246
New Jersey Resources Corp.	800	24,112
NextEra Energy, Inc.	2,338	652,700
NiSource, Inc.	3,054	67,677
Northwest Natural Holding Co.	229	11,704
NorthWestern Corp.	466	24,064
NRG Energy, Inc.	1,832	63,039
OGE Energy Corp.	1,797	57,252
ONE Gas, Inc.	383	28,388
Ormat Technologies, Inc.	199	12,113
Otter Tail Corp.	354	13,753
PG&E Corp. *	29,054	269,040
Pinnacle West Capital Corp.	1,210	88,754
PNM Resources, Inc.	704	30,751
Portland General Electric Co.	910	34,717
PPL Corp.	9,404	259,833
Public Service Enterprise Group, Inc.	5,247	274,103
Sempra Energy	1,789	221,210
SJW Group	72	4,502
South Jersey Industries, Inc.	708	15,682
Southwest Gas Holdings, Inc.	535	33,636
Spire, Inc.	396	23,051
The AES Corp.	13,691	243,015
The Southern Co.	9,043	471,864
UGI Corp.	2,691	92,920
Unitil Corp.	148	6,246

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vistra Corp.	5,118	98,419
WEC Energy Group, Inc.	1,921	180,728
Xcel Energy, Inc.	4,156	288,738
		7,918,645
Total Common Stock
(Cost $212,478,311)		240,607,076

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,100	86,482

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	189,739	189,739

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	579,160	579,160
Total Other Investment Companies
(Cost $855,389)		855,381
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	4	699,780	36,608
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $559,387.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$159,373	$26,253	($24,122)	$3,771	($23,830)	$141,445	3,981	$1,425

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$240,607,076	$—	$—	$240,607,076
Other Investment Companies[1]	855,381	—	—	855,381
Futures Contracts[2]	36,608	—	—	36,608
Total	$241,499,065	$—	$—	$241,499,065
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $141,187)		$141,445
Investments in unaffiliated issuers, at value (cost $212,613,353) including securities on loan of $559,387		240,741,852
Collateral invested for securities on loan, at value (cost $579,160)		579,160
Cash		17,554
Deposit with broker for futures contracts		48,000
Receivables:
Dividends		584,375
Income from securities on loan	+	3,713
Total assets		242,116,099
Liabilities
Collateral held for securities on loan		579,160
Payables:
Investments bought		86,490
Management fees		47,044
Variation margin on futures contracts	+	1,100
Total liabilities		713,794
Net Assets
Total assets		242,116,099
Total liabilities	–	713,794
Net assets		$241,402,305
Net Assets by Source
Capital received from investors		211,951,544
Total distributable earnings		29,450,761

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$241,402,305		6,050,000		$39.90

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$1,425
Dividends received from unaffiliated issuers (net of foreign withholding tax of $557)		3,509,832
Securities on loan, net	+	38,491
Total investment income		3,549,748
Expenses
Management fees		286,113
Total expenses	–	286,113
Net investment income		3,263,635
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(1,435)
Net realized losses on unaffiliated investments		(5,005,422)
Net realized gains on in-kind redemptions on affiliated issuer		5,206
Net realized gains on in-kind redemptions on unaffiliated investments		12,146,572
Net realized losses on futures contracts	+	(52,245)
Net realized gains		7,092,676
Net change in unrealized appreciation (depreciation) on affiliated issuer		(23,830)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		5,986,788
Net change in unrealized appreciation (depreciation) on futures contracts	+	115,186
Net change in unrealized appreciation (depreciation)	+	6,078,144
Net realized and unrealized gains		13,170,820
Increase in net assets resulting from operations		$16,434,455

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$3,263,635	$6,810,274
Net realized gains		7,092,676	8,716,290
Net change in unrealized appreciation (depreciation)	+	6,078,144	(10,833,909)
Increase in net assets resulting from operations		16,434,455	4,692,655
Distributions to Shareholders
Total distributions		($2,913,600)	($6,831,860)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		150,000	$5,537,685	450,000	$17,693,623
Shares redeemed	+	(1,150,000)	(39,673,888)	(750,000)	(29,918,728)
Net transactions in fund shares		(1,000,000)	($34,136,203)	(300,000)	($12,225,105)
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,050,000	$262,017,653	7,350,000	$276,381,963
Total decrease	+	(1,000,000)	(20,615,348)	(300,000)	(14,364,310)
End of period		6,050,000	$241,402,305	7,050,000	$262,017,653

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$37.67	$37.83	$37.20	$33.91	$27.57	$30.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.54	0.99	0.87	0.78	0.70	0.69
Net realized and unrealized gains (losses)	2.91	(0.20)	0.57	3.21	6.29	(3.10)
Total from investment operations	3.45	0.79	1.44	3.99	6.99	(2.41)
Less distributions:
Distributions from net investment income	(0.47)	(0.95)	(0.81)	(0.70)	(0.65)	(0.57)
Net asset value at end of period	$40.65	$37.67	$37.83	$37.20	$33.91	$27.57
Total return	9.46% [2]	1.98%	3.92%	11.91%	25.66%	(7.92%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	2.98% [3]	2.47%	2.33%	2.22%	2.26%	2.39%
Portfolio turnover rate[4]	8% [2]	12%	11%	9%	10%	11%
Net assets, end of period (x 1,000)	$4,743,708	$5,557,983	$4,596,260	$4,016,040	$2,197,623	$893,389

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Adient plc *	127,605	2,212,671
American Axle & Manufacturing Holdings, Inc. *	122,411	952,358
Aptiv plc *	56,019	4,824,356
Autoliv, Inc. *	33,372	2,614,363
BorgWarner, Inc.	89,836	3,646,443
Cooper Tire & Rubber Co.	42,013	1,452,389
Dana, Inc. *	86,058	1,200,509
Ford Motor Co. *	3,309,481	22,570,660
General Motors Co. *	907,176	26,879,625
Gentex Corp.	51,569	1,394,942
Harley-Davidson, Inc.	68,638	1,901,959
Lear Corp. *	36,998	4,215,182
The Goodyear Tire & Rubber Co. *	413,799	3,970,401
Thor Industries, Inc.	24,907	2,351,968
Visteon Corp. *	30,788	2,322,339
		82,510,165

Banks 4.8%
Bank of America Corp.	1,361,171	35,036,542
CIT Group, Inc.	78,055	1,535,342
Citigroup, Inc.	745,650	38,117,628
Citizens Financial Group, Inc.	124,105	3,210,596
Comerica, Inc.	40,371	1,595,866
Credicorp Ltd.	9,968	1,300,625
Fifth Third Bancorp	231,172	4,776,013
First Republic Bank	10,880	1,228,461
Huntington Bancshares, Inc.	186,645	1,756,329
JPMorgan Chase & Co.	596,118	59,725,062
KeyCorp	181,524	2,236,376
M&T Bank Corp.	29,059	3,000,632
New York Community Bancorp, Inc.	121,489	1,099,475
PacWest Bancorp	33,728	643,530
People's United Financial, Inc.	68,648	726,296
Regions Financial Corp.	231,172	2,672,348
The PNC Financial Services Group, Inc.	94,158	10,470,370
Truist Financial Corp.	204,458	7,935,015
U.S. Bancorp	332,204	12,092,226
Wells Fargo & Co.	1,494,431	36,090,509
Zions Bancorp NA	27,288	877,582
		226,126,823

Capital Goods 7.7%
3M Co.	133,156	21,707,091
A.O. Smith Corp.	24,865	1,217,639
Acuity Brands, Inc.	11,394	1,245,250
AECOM *	55,631	2,197,981
AerCap Holdings N.V. *	50,766	1,501,151
AGCO Corp.	30,366	2,159,023
Allison Transmission Holdings, Inc.	36,336	1,303,372
AMETEK, Inc.	25,097	2,527,268
Carlisle Cos., Inc.	10,970	1,436,522
Carrier Global Corp.	167,080	4,987,338
Caterpillar, Inc.	122,361	17,413,194
Security	Number of Shares	Value ($)
Cummins, Inc.	47,017	9,744,273
Curtiss-Wright Corp.	7,888	807,100
Deere & Co.	68,077	14,300,255
Donaldson Co., Inc.	23,850	1,201,086
Dover Corp.	27,578	3,029,168
Eaton Corp. plc	116,452	11,889,749
EMCOR Group, Inc.	19,382	1,453,844
Emerson Electric Co.	161,122	11,193,145
Fastenal Co.	77,076	3,765,933
Flowserve Corp.	40,024	1,187,912
Fluor Corp. *	294,263	2,801,384
Fortive Corp.	30,136	2,173,107
Fortune Brands Home & Security, Inc.	33,524	2,818,698
GATX Corp.	14,172	947,823
General Dynamics Corp.	67,477	10,077,690
General Electric Co.	4,717,653	29,909,920
Graco, Inc.	18,755	1,088,165
HD Supply Holdings, Inc. *	40,170	1,593,142
Hexcel Corp. *	19,326	761,251
Honeywell International, Inc.	106,490	17,629,420
Howmet Aerospace, Inc. *	113,685	1,991,761
Hubbell, Inc.	11,935	1,729,620
Huntington Ingalls Industries, Inc.	10,141	1,536,564
IDEX Corp.	8,328	1,500,956
Illinois Tool Works, Inc.	61,567	12,162,561
ITT, Inc.	15,747	989,069
Jacobs Engineering Group, Inc.	33,081	2,986,222
Johnson Controls International plc	180,785	7,363,373
L3Harris Technologies, Inc.	22,474	4,061,951
Lennox International, Inc.	4,024	1,128,048
Lincoln Electric Holdings, Inc.	15,193	1,469,315
Lockheed Martin Corp.	30,651	11,961,859
Masco Corp.	42,901	2,501,128
MSC Industrial Direct Co., Inc., Class A	15,451	1,018,221
Nordson Corp.	6,267	1,168,733
Northrop Grumman Corp.	26,858	9,201,819
Oshkosh Corp.	25,116	1,934,183
Otis Worldwide Corp.	83,656	5,261,962
Owens Corning	38,286	2,589,665
PACCAR, Inc.	91,001	7,811,526
Parker-Hannifin Corp.	26,132	5,383,453
Pentair plc	38,978	1,759,467
Quanta Services, Inc.	62,379	3,196,924
Raytheon Technologies Corp.	323,265	19,719,165
Regal Beloit Corp.	14,301	1,413,797
Resideo Technologies, Inc. *	122,861	1,641,423
Rockwell Automation, Inc.	18,759	4,324,512
Roper Technologies, Inc.	5,866	2,505,897
Sensata Technologies Holding plc *	26,611	1,108,082
Snap-on, Inc.	13,640	2,022,403
Spirit AeroSystems Holdings, Inc., Class A	50,140	1,030,878
Stanley Black & Decker, Inc.	28,660	4,622,858
Textron, Inc.	93,526	3,687,730
The Boeing Co. *	100,295	17,232,687
The Timken Co.	22,378	1,212,664
The Toro Co.	13,684	1,030,132
Trane Technologies plc	45,816	5,424,156
TransDigm Group, Inc.	5,147	2,571,802
Trinity Industries, Inc.	67,457	1,380,845
UFP Industries, Inc.	20,806	1,234,836

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
United Rentals, Inc. *	29,588	5,238,555
Univar Solutions, Inc. *	52,490	954,793
Valmont Industries, Inc.	8,267	1,050,322
W.W. Grainger, Inc.	11,751	4,294,168
Watsco, Inc.	7,397	1,812,191
WESCO International, Inc. *	45,513	2,132,284
Westinghouse Air Brake Technologies Corp.	16,399	1,091,354
Xylem, Inc.	19,952	1,599,751
		367,114,559

Commercial & Professional Services 0.6%
ABM Industries, Inc.	26,622	1,015,363
Cintas Corp.	8,728	2,908,519
Equifax, Inc.	11,897	2,001,908
IHS Markit Ltd.	23,875	1,908,090
ManpowerGroup, Inc.	45,894	3,364,489
Nielsen Holdings plc	179,878	2,748,536
Pitney Bowes, Inc.	317,551	1,743,355
Republic Services, Inc.	33,712	3,125,777
Robert Half International, Inc.	40,239	2,140,715
Verisk Analytics, Inc.	8,423	1,572,321
Waste Management, Inc.	62,899	7,170,486
		29,699,559

Consumer Durables & Apparel 1.5%
Brunswick Corp.	23,659	1,464,256
Capri Holdings Ltd. *	118,168	1,871,781
Carter's, Inc. *	14,372	1,144,299
D.R. Horton, Inc.	66,306	4,732,259
Garmin Ltd.	17,990	1,863,944
Hanesbrands, Inc.	133,142	2,035,741
Hasbro, Inc.	22,147	1,748,284
Leggett & Platt, Inc.	39,133	1,604,453
Lennar Corp., Class A	45,421	3,398,399
Lululemon Athletica, Inc. *	5,082	1,909,155
Mattel, Inc. *	183,671	1,973,545
Mohawk Industries, Inc. *	23,254	2,147,042
Newell Brands, Inc.	140,731	2,248,881
NIKE, Inc., Class B	148,663	16,633,903
NVR, Inc. *	615	2,563,529
Polaris, Inc.	18,955	1,915,213
PulteGroup, Inc.	78,189	3,486,448
PVH Corp. *	39,448	2,199,621
Ralph Lauren Corp. *	22,987	1,582,195
Skechers U.S.A., Inc., Class A *	29,004	865,769
Tapestry, Inc. *	133,051	1,959,841
Taylor Morrison Home Corp., Class A *	50,309	1,183,771
Toll Brothers, Inc.	39,037	1,648,142
Under Armour, Inc., Class A *	37,489	367,767
Under Armour, Inc., Class C *	38,109	337,265
VF Corp.	60,209	3,958,742
Whirlpool Corp.	32,110	5,706,589
		72,550,834

Consumer Services 1.7%
Aramark	68,324	1,883,009
Carnival Corp. *	224,938	3,706,978
Chipotle Mexican Grill, Inc. *	2,216	2,903,580
Cracker Barrel Old Country Store, Inc. *	6,221	831,810
Darden Restaurants, Inc. *	23,410	2,028,945
Domino's Pizza, Inc.	4,945	2,022,307
Extended Stay America, Inc.	76,959	961,218
H&R Block, Inc.	60,823	881,934
Hilton Worldwide Holdings, Inc. *	23,670	2,138,821
Security	Number of Shares	Value ($)
Las Vegas Sands Corp. *	82,236	4,170,188
Marriott International, Inc., Class A *	30,855	3,175,288
McDonald's Corp.	115,040	24,563,341
MGM Resorts International	120,576	2,712,960
Norwegian Cruise Line Holdings Ltd. *	69,467	1,188,580
Royal Caribbean Cruises Ltd. *	47,596	3,276,509
Service Corp. International	22,707	1,036,575
Six Flags Entertainment Corp. *	30,297	658,354
Starbucks Corp.	135,952	11,483,865
The Wendy's Co.	47,419	992,954
Wyndham Destinations, Inc.	29,685	860,568
Wynn Resorts Ltd. *	18,862	1,649,482
Yum China Holdings, Inc.	55,375	3,195,691
Yum! Brands, Inc.	57,905	5,550,194
		81,873,151

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	17,849	1,225,334
Ally Financial, Inc.	248,721	5,690,736
American Express Co.	149,379	15,175,413
Ameriprise Financial, Inc.	42,557	6,672,937
Annaly Capital Management, Inc.	228,330	1,678,225
Berkshire Hathaway, Inc., Class B *	296,877	64,731,061
BlackRock, Inc.	15,252	9,062,586
Capital One Financial Corp.	212,061	14,638,571
Chimera Investment Corp.	63,578	565,208
CME Group, Inc.	19,363	3,405,371
Discover Financial Services	150,665	7,997,298
E*TRADE Financial Corp.	21,565	1,166,666
Equitable Holdings, Inc.	68,490	1,451,303
Evercore, Inc., Class A	12,469	771,582
Franklin Resources, Inc.	183,950	3,873,987
Intercontinental Exchange, Inc.	33,204	3,527,261
Invesco Ltd.	224,419	2,289,074
Jefferies Financial Group, Inc.	80,633	1,414,303
Lazard Ltd., Class A	35,092	1,111,364
LPL Financial Holdings, Inc.	16,211	1,331,896
Moody's Corp.	11,248	3,314,111
Morgan Stanley	245,653	12,837,826
MSCI, Inc.	4,100	1,530,407
Nasdaq, Inc.	10,229	1,374,982
Navient Corp.	217,540	1,977,439
New Residential Investment Corp.	113,640	879,574
Northern Trust Corp.	28,731	2,352,781
Raymond James Financial, Inc.	16,840	1,275,125
S&P Global, Inc.	15,312	5,610,623
Santander Consumer USA Holdings, Inc.	50,167	863,374
SEI Investments Co.	18,772	982,902
Starwood Property Trust, Inc.	51,778	807,737
State Street Corp.	89,247	6,076,828
Synchrony Financial	304,895	7,564,445
T. Rowe Price Group, Inc.	43,234	6,018,605
TD Ameritrade Holding Corp.	31,007	1,190,049
The Bank of New York Mellon Corp.	224,496	8,301,862
The Charles Schwab Corp. (a)	84,584	3,005,269
The Goldman Sachs Group, Inc.	102,154	20,928,290
Voya Financial, Inc.	58,030	3,012,337
		237,684,742

Energy 6.1%
Antero Resources Corp. *	556,005	1,790,336
Apache Corp.	174,748	2,586,270
Baker Hughes Co.	372,575	5,320,371
Cabot Oil & Gas Corp.	59,561	1,129,872
Chevron Corp.	674,016	56,570,163
Concho Resources, Inc.	27,731	1,441,457

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ConocoPhillips	380,800	14,428,512
Delek US Holdings, Inc.	42,185	663,570
Devon Energy Corp.	126,192	1,371,707
EOG Resources, Inc.	105,058	4,763,330
Exxon Mobil Corp.	2,051,053	81,919,057
Halliburton Co.	394,229	6,378,625
Helmerich & Payne, Inc.	65,473	1,078,995
Hess Corp.	71,393	3,286,934
HollyFrontier Corp.	114,421	2,731,229
Kinder Morgan, Inc.	504,364	6,970,310
Marathon Oil Corp. *	456,333	2,409,438
Marathon Petroleum Corp.	368,762	13,076,301
Murphy Oil Corp.	126,455	1,737,492
Nabors Industries Ltd. *(b)	22,847	913,423
National Oilwell Varco, Inc. *	336,763	4,041,156
Noble Energy, Inc.	158,949	1,581,543
Occidental Petroleum Corp.	490,124	6,244,180
Oceaneering International, Inc. *	134,134	722,982
ONEOK, Inc.	64,803	1,780,786
Patterson-UTI Energy, Inc.	191,288	736,459
PBF Energy, Inc., Class A *	152,405	1,304,587
Peabody Energy Corp. *	143,103	373,499
Phillips 66	271,495	15,874,313
Pioneer Natural Resources Co.	23,217	2,412,943
Schlumberger N.V.	652,085	12,396,136
SM Energy Co.	150,973	366,864
Targa Resources Corp.	89,032	1,514,434
The Williams Cos., Inc.	249,153	5,172,416
Transocean Ltd. *	712,321	869,032
Valero Energy Corp.	337,523	17,750,335
World Fuel Services Corp.	132,247	3,491,321
WPX Energy, Inc. *	98,083	545,341
		287,745,719

Food & Staples Retailing 3.3%
Casey's General Stores, Inc.	10,179	1,810,335
Costco Wholesale Corp.	76,831	26,711,066
Performance Food Group Co. *	41,531	1,516,297
Rite Aid Corp. *	197,776	2,575,044
SpartanNash Co.	84,585	1,690,008
Sprouts Farmers Market, Inc. *	49,087	1,146,182
Sysco Corp.	103,338	6,214,747
The Kroger Co.	558,500	19,927,280
United Natural Foods, Inc. *	144,818	2,613,965
US Foods Holding Corp. *	112,689	2,743,977
Walgreens Boots Alliance, Inc.	480,014	18,250,132
Walmart, Inc.	497,191	69,034,970
		154,234,003

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	472,280	20,657,527
Archer-Daniels-Midland Co.	434,319	19,440,118
Brown-Forman Corp., Class B	21,715	1,588,887
Bunge Ltd.	161,251	7,356,271
Campbell Soup Co.	34,030	1,790,318
Coca-Cola European Partners plc	39,232	1,614,789
Conagra Brands, Inc.	102,783	3,942,756
Constellation Brands, Inc., Class A	17,823	3,287,987
Darling Ingredients, Inc. *	42,022	1,343,443
Flowers Foods, Inc.	49,261	1,204,924
General Mills, Inc.	131,674	8,420,552
Hormel Foods Corp.	48,303	2,462,487
Ingredion, Inc.	27,899	2,244,196
Kellogg Co.	50,518	3,582,231
McCormick & Co., Inc. Non-Voting Shares	9,139	1,884,462
Molson Coors Beverage Co., Class B *	58,868	2,215,791
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	286,287	16,724,886
Monster Beverage Corp. *	30,023	2,517,729
PepsiCo, Inc.	202,984	28,429,939
Philip Morris International, Inc.	325,157	25,944,277
Sanderson Farms, Inc.	8,483	992,172
The Coca-Cola Co.	485,068	24,025,418
The Hershey Co.	16,956	2,520,340
The J.M. Smucker Co.	31,416	3,775,575
The Kraft Heinz Co.	226,519	7,937,226
Tyson Foods, Inc., Class A	101,301	6,361,703
		202,266,004

Health Care Equipment & Services 5.9%
Abbott Laboratories	139,659	15,288,471
AmerisourceBergen Corp.	47,750	4,633,183
Anthem, Inc.	75,543	21,266,865
Baxter International, Inc.	46,391	4,039,264
Becton Dickinson & Co.	17,679	4,291,931
Boston Scientific Corp. *	56,951	2,336,130
Cardinal Health, Inc.	195,587	9,927,996
Centene Corp. *	96,219	5,900,149
Cerner Corp.	40,349	2,960,406
Cigna Corp.	38,651	6,855,528
CVS Health Corp.	596,931	37,081,354
Danaher Corp.	39,916	8,241,457
DaVita, Inc. *	45,967	3,988,097
DENTSPLY SIRONA, Inc.	32,676	1,466,172
Edwards Lifesciences Corp. *	19,256	1,652,935
Encompass Health Corp.	15,366	1,002,478
HCA Healthcare, Inc. *	70,336	9,546,002
Henry Schein, Inc. *	38,313	2,545,516
Hologic, Inc. *	24,541	1,465,589
Humana, Inc.	36,506	15,156,196
Intuitive Surgical, Inc. *	4,564	3,335,554
Laboratory Corp. of America Holdings *	16,042	2,819,382
Magellan Health, Inc. *	14,906	1,124,807
McKesson Corp.	101,167	15,523,064
MEDNAX, Inc. *	71,199	1,322,877
Medtronic plc	188,275	20,233,914
Molina Healthcare, Inc. *	9,186	1,699,134
Owens & Minor, Inc.	149,402	2,477,085
Patterson Cos., Inc.	65,804	1,908,974
Quest Diagnostics, Inc.	34,176	3,801,738
ResMed, Inc.	8,372	1,513,490
STERIS plc	7,122	1,136,956
Stryker Corp.	24,959	4,945,875
Tenet Healthcare Corp. *	62,206	1,752,965
The Cooper Cos., Inc.	3,122	981,494
UnitedHealth Group, Inc.	153,954	48,118,323
Universal Health Services, Inc., Class B *	24,790	2,735,577
Varian Medical Systems, Inc. *	12,039	2,090,813
Zimmer Biomet Holdings, Inc.	21,218	2,989,192
		280,156,933

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	29,049	2,783,766
Colgate-Palmolive Co.	112,724	8,934,504
Kimberly-Clark Corp.	44,512	7,022,213
Nu Skin Enterprises, Inc., Class A	30,373	1,435,732
The Clorox Co.	14,056	3,141,516
The Estee Lauder Cos., Inc., Class A	16,645	3,690,529
The Procter & Gamble Co.	372,242	51,492,236
		78,500,496

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 3.1%
Aflac, Inc.	198,207	7,198,878
Alleghany Corp.	2,559	1,419,119
American Financial Group, Inc.	15,442	1,032,298
American International Group, Inc.	615,512	17,936,020
Aon plc, Class A	33,104	6,620,469
Arch Capital Group Ltd. *	38,454	1,212,839
Arthur J. Gallagher & Co.	18,686	1,967,636
Assurant, Inc.	12,585	1,529,833
Assured Guaranty Ltd.	52,730	1,131,058
Athene Holding Ltd., Class A *	28,046	1,025,362
Axis Capital Holdings Ltd.	26,274	1,254,846
Chubb Ltd.	67,178	8,397,250
Cincinnati Financial Corp.	22,941	1,821,745
CNO Financial Group, Inc.	89,661	1,461,474
Everest Re Group Ltd.	10,362	2,280,469
Fidelity National Financial, Inc.	57,208	1,878,139
First American Financial Corp.	24,282	1,276,505
Genworth Financial, Inc., Class A *	354,414	1,070,330
Globe Life, Inc.	19,195	1,583,204
Lincoln National Corp.	77,612	2,797,912
Loews Corp.	91,922	3,296,323
Markel Corp. *	1,258	1,367,232
Marsh & McLennan Cos., Inc.	63,945	7,347,920
MetLife, Inc.	256,150	9,851,529
Old Republic International Corp.	77,364	1,246,334
Primerica, Inc.	7,769	969,960
Principal Financial Group, Inc.	73,600	3,099,296
Prudential Financial, Inc.	145,679	9,872,666
Reinsurance Group of America, Inc.	17,641	1,617,327
RenaissanceRe Holdings Ltd.	6,882	1,264,499
The Allstate Corp.	95,591	8,889,963
The Hartford Financial Services Group, Inc.	91,964	3,719,944
The Progressive Corp.	72,711	6,910,453
The Travelers Cos., Inc.	131,706	15,283,164
Unum Group	100,096	1,849,774
W.R. Berkley Corp.	24,885	1,544,114
Willis Towers Watson plc	10,901	2,240,482
		145,266,366

Materials 3.4%
Air Products and Chemicals, Inc.	21,033	6,147,105
Albemarle Corp.	24,154	2,198,256
Alcoa Corp. *	198,502	2,902,099
AptarGroup, Inc.	8,570	1,014,602
Arconic Corp. *	28,470	633,458
Ashland Global Holdings, Inc.	15,593	1,149,048
Avery Dennison Corp.	14,903	1,719,657
Ball Corp.	28,566	2,295,849
Berry Global Group, Inc. *	27,162	1,399,930
Celanese Corp.	27,315	2,762,912
CF Industries Holdings, Inc.	66,788	2,179,292
Commercial Metals Co.	71,191	1,485,756
Corteva, Inc.	152,517	4,354,360
Crown Holdings, Inc. *	18,455	1,418,267
Domtar Corp. *	57,694	1,645,433
Dow, Inc.	150,882	6,807,796
DuPont de Nemours, Inc.	243,515	13,578,396
Eastman Chemical Co.	57,443	4,199,658
Ecolab, Inc.	27,201	5,360,773
Freeport-McMoRan, Inc. *	376,707	5,880,396
Graphic Packaging Holding Co.	93,361	1,305,187
Huntsman Corp.	99,272	2,146,261
International Flavors & Fragrances, Inc.	11,923	1,475,948
International Paper Co.	161,665	5,863,590
Security	Number of Shares	Value ($)
Linde plc	55,994	13,983,942
LyondellBasell Industries N.V., Class A	174,629	11,434,707
Martin Marietta Materials, Inc.	8,252	1,674,083
Newmont Corp.	64,162	4,316,819
Nucor Corp.	147,745	6,716,488
O-I Glass, Inc. *	137,732	1,498,524
Olin Corp.	84,145	946,631
Packaging Corp. of America	22,888	2,317,181
PPG Industries, Inc.	58,703	7,067,841
Reliance Steel & Aluminum Co.	31,062	3,257,472
RPM International, Inc.	20,135	1,706,844
Sealed Air Corp.	58,998	2,318,621
Sonoco Products Co.	27,795	1,473,969
Steel Dynamics, Inc.	93,664	2,764,961
The Chemours Co.	77,156	1,594,043
The Mosaic Co.	283,367	5,165,780
The Sherwin-Williams Co.	6,609	4,434,970
United States Steel Corp.	216,120	1,692,220
Vulcan Materials Co.	13,583	1,629,960
Westrock Co.	135,603	4,112,839
		160,031,924

Media & Entertainment 4.6%
Activision Blizzard, Inc.	78,452	6,552,311
Alphabet, Inc., Class A *	18,325	29,861,137
Alphabet, Inc., Class C *	18,452	30,153,889
Altice USA, Inc., Class A *	76,762	2,117,096
Charter Communications, Inc., Class A *	18,694	11,508,213
Cinemark Holdings, Inc. *	42,192	618,113
Comcast Corp., Class A	903,158	40,470,510
Discovery, Inc., Class A *	34,062	751,578
Discovery, Inc., Class C *	77,086	1,539,408
DISH Network Corp., Class A *	56,510	2,007,235
Electronic Arts, Inc. *	28,239	3,938,493
Facebook, Inc., Class A *	93,113	27,300,732
Fox Corp., Class A	79,170	2,205,676
Fox Corp., Class B *	37,357	1,038,525
IAC/InterActiveCorp *	4,161	553,372
Liberty Media Corp. - Liberty SiriusXM, Class A *	34,206	1,242,020
Liberty Media Corp. - Liberty SiriusXM, Class C *	64,335	2,315,738
Netflix, Inc. *	3,294	1,744,371
News Corp., Class A	135,253	2,045,025
News Corp., Class B	43,859	660,955
Omnicom Group, Inc.	52,595	2,844,864
The Interpublic Group of Cos., Inc.	92,712	1,646,565
The Walt Disney Co.	290,274	38,278,432
ViacomCBS, Inc., Class B	323,687	9,014,683
		220,408,941

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	294,084	28,164,425
Agilent Technologies, Inc.	28,838	2,895,912
Alexion Pharmaceuticals, Inc. *	17,123	1,955,789
Amgen, Inc.	100,456	25,447,514
Biogen, Inc. *	26,073	7,499,638
Bristol-Myers Squibb Co.	263,775	16,406,805
Eli Lilly and Co.	73,440	10,897,762
Gilead Sciences, Inc.	409,391	27,326,849
ICON plc *	5,891	1,098,141
Illumina, Inc. *	4,290	1,532,474
IQVIA Holdings, Inc. *	20,451	3,348,851
Jazz Pharmaceuticals plc *	8,071	1,084,662
Johnson & Johnson	399,962	61,358,170
Mallinckrodt plc *(b)	383,673	606,203

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Merck & Co., Inc.	414,189	35,317,896
Mettler-Toledo International, Inc. *	2,073	2,012,427
Mylan N.V. *	201,819	3,305,795
Perrigo Co., plc	24,222	1,266,811
Pfizer, Inc.	1,356,946	51,278,989
Regeneron Pharmaceuticals, Inc. *	4,940	3,062,454
Thermo Fisher Scientific, Inc.	25,008	10,727,932
United Therapeutics Corp. *	16,039	1,715,531
Waters Corp. *	8,053	1,741,542
Zoetis, Inc.	19,518	3,124,832
		303,177,404

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	6,458	1,087,398
American Tower Corp.	19,256	4,797,632
Apple Hospitality REIT, Inc. *	73,435	746,834
AvalonBay Communities, Inc.	12,085	1,910,155
Boston Properties, Inc.	23,112	2,007,739
Brixmor Property Group, Inc. *	75,843	894,947
Camden Property Trust	9,727	884,573
CBRE Group, Inc., Class A *	52,975	2,491,414
Colony Capital, Inc.	325,271	881,484
CoreCivic, Inc. *	81,748	761,074
Crown Castle International Corp.	28,841	4,708,293
Digital Realty Trust, Inc.	60,909	9,480,486
Diversified Healthcare Trust	203,658	773,900
Duke Realty Corp.	31,443	1,212,128
Equinix, Inc.	4,515	3,565,857
Equity Residential	39,637	2,237,509
Essex Property Trust, Inc.	4,735	1,025,175
Extra Space Storage, Inc.	9,303	991,235
Healthpeak Properties, Inc.	66,612	1,841,156
Host Hotels & Resorts, Inc. *	247,556	2,780,054
Iron Mountain, Inc.	76,257	2,294,573
Jones Lang LaSalle, Inc.	14,245	1,467,805
Kimco Realty Corp. *	72,834	873,280
Lamar Advertising Co., Class A	12,853	889,813
Mid-America Apartment Communities, Inc.	9,942	1,164,407
Outfront Media, Inc. *	46,447	786,348
Park Hotels & Resorts, Inc. *	98,780	937,422
Prologis, Inc.	36,480	3,715,853
Public Storage	11,396	2,420,510
Realogy Holdings Corp. *	222,981	2,470,629
Realty Income Corp.	18,917	1,173,421
Service Properties Trust	109,466	898,716
Simon Property Group, Inc.	53,825	3,652,026
SL Green Realty Corp.	22,638	1,058,553
The Macerich Co. (b)	80,491	638,294
UDR, Inc.	23,578	820,750
Ventas, Inc.	71,698	2,954,675
VEREIT, Inc.	192,937	1,296,537
Vornado Realty Trust	31,376	1,124,202
Welltower, Inc.	63,511	3,653,153
Weyerhaeuser Co. *	177,481	5,379,449
WP Carey, Inc.	12,934	897,232
		85,646,691

Retailing 6.0%
Aaron's, Inc.	22,978	1,284,240
Abercrombie & Fitch Co., Class A *	79,139	1,029,598
Advance Auto Parts, Inc.	15,921	2,488,612
Amazon.com, Inc. *	9,281	32,028,360
American Eagle Outfitters, Inc.	112,574	1,419,558
Asbury Automotive Group, Inc. *	10,519	1,112,805
AutoNation, Inc. *	35,518	2,019,553
Security	Number of Shares	Value ($)
AutoZone, Inc. *	1,970	2,356,731
Bed Bath & Beyond, Inc. *	496,297	6,044,897
Best Buy Co., Inc.	97,688	10,834,576
Big Lots, Inc.	59,352	2,798,447
Booking Holdings, Inc. *	4,988	9,529,325
Burlington Stores, Inc. *	3,922	772,359
CarMax, Inc. *	38,168	4,081,304
Core-Mark Holding Co., Inc.	61,976	2,071,238
Dick's Sporting Goods, Inc.	50,459	2,730,841
Dollar General Corp.	49,734	10,040,300
Dollar Tree, Inc. *	44,142	4,249,550
eBay, Inc.	177,315	9,713,316
Expedia Group, Inc. *	22,880	2,245,672
Foot Locker, Inc.	84,931	2,575,957
GameStop Corp., Class A *(b)	555,854	3,713,105
Genuine Parts Co.	41,232	3,893,950
Group 1 Automotive, Inc. *	15,524	1,341,895
Kohl's Corp. *	208,952	4,463,215
L Brands, Inc. *	176,073	5,176,546
Lithia Motors, Inc., Class A	8,404	2,092,260
LKQ Corp. *	74,066	2,350,855
Lowe's Cos., Inc.	158,181	26,050,829
Macy's, Inc. *(b)	636,272	4,434,816
Murphy USA, Inc. *	19,099	2,575,691
Nordstrom, Inc. *(b)	101,254	1,620,064
O'Reilly Automotive, Inc. *	10,862	5,057,673
Penske Automotive Group, Inc. *	23,739	1,119,769
Qurate Retail, Inc., Class A *	457,702	5,057,607
Ross Stores, Inc. *	43,768	3,986,389
Signet Jewelers Ltd. *	123,781	2,137,698
Target Corp.	170,641	25,802,626
The Gap, Inc.	262,252	4,560,562
The Home Depot, Inc.	150,631	42,935,860
The ODP Corp. *	94,638	2,212,636
The TJX Cos., Inc. *	219,412	12,021,584
Tiffany & Co.	20,670	2,532,075
Tractor Supply Co.	26,049	3,876,873
Ulta Beauty, Inc. *	6,352	1,474,807
Urban Outfitters, Inc. *	55,187	1,299,102
Williams-Sonoma, Inc.	24,426	2,143,626
		285,359,352

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	27,382	3,200,408
Applied Materials, Inc.	141,748	8,731,677
Broadcom, Inc.	27,076	9,399,433
Intel Corp.	920,150	46,881,643
KLA Corp.	19,805	4,062,798
Lam Research Corp.	15,960	5,367,986
Marvell Technology Group Ltd.	51,513	1,997,674
Maxim Integrated Products, Inc. *	35,554	2,433,316
Microchip Technology, Inc.	20,062	2,200,801
Micron Technology, Inc. *	212,815	9,685,211
NVIDIA Corp.	21,407	11,452,317
NXP Semiconductor N.V.	42,166	5,302,796
ON Semiconductor Corp. *	77,090	1,647,413
Qorvo, Inc. *	21,068	2,702,392
QUALCOMM, Inc.	295,733	35,221,800
Skyworks Solutions, Inc.	29,857	4,324,787
Teradyne, Inc.	15,967	1,356,716
Texas Instruments, Inc.	129,908	18,466,422
Xilinx, Inc.	27,453	2,859,505
		177,295,095

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Software & Services 6.9%
Accenture plc, Class A	63,542	15,245,632
Adobe, Inc. *	12,029	6,175,568
Akamai Technologies, Inc. *	17,869	2,080,488
Alliance Data Systems Corp.	31,131	1,404,319
Amdocs Ltd.	33,381	2,043,919
ANSYS, Inc. *	4,184	1,418,418
Autodesk, Inc. *	5,865	1,441,031
Automatic Data Processing, Inc.	37,670	5,239,520
Booz Allen Hamilton Holding Corp.	16,705	1,471,042
Broadridge Financial Solutions, Inc.	12,182	1,673,807
CACI International, Inc., Class A *	4,028	943,317
Cadence Design Systems, Inc. *	14,028	1,555,845
CDK Global, Inc.	23,717	1,105,687
Check Point Software Technologies Ltd. *	14,466	1,826,477
Citrix Systems, Inc.	19,000	2,758,800
Cognizant Technology Solutions Corp., Class A	117,411	7,850,099
Conduent, Inc. *	301,148	1,017,880
DXC Technology Co. *	182,865	3,653,643
Fidelity National Information Services, Inc.	34,113	5,145,946
Fiserv, Inc. *	43,782	4,359,812
FleetCor Technologies, Inc. *	4,729	1,189,107
Genpact Ltd.	27,228	1,148,477
Global Payments, Inc.	12,728	2,248,019
International Business Machines Corp.	332,456	40,995,149
Intuit, Inc.	15,176	5,241,639
Jack Henry & Associates, Inc.	6,838	1,131,142
Leidos Holdings, Inc.	24,046	2,175,923
Mastercard, Inc., Class A	36,510	13,077,517
MAXIMUS, Inc.	12,811	993,493
Microsoft Corp.	517,455	116,701,626
NortonLifeLock, Inc.	173,232	4,074,417
Oracle Corp.	471,448	26,976,255
Paychex, Inc.	33,313	2,547,445
PayPal Holdings, Inc. *	40,515	8,270,732
Perspecta, Inc.	39,745	825,504
Sabre Corp. *	78,651	549,771
salesforce.com, Inc. *	11,388	3,104,938
Science Applications International Corp.	9,943	829,843
Synopsys, Inc. *	7,681	1,699,805
Teradata Corp. *	54,844	1,335,451
The Western Union Co.	109,338	2,579,283
VeriSign, Inc. *	4,786	1,028,033
Visa, Inc., Class A	84,055	17,818,819
		324,953,638

Technology Hardware & Equipment 10.2%
Amphenol Corp., Class A	31,813	3,493,067
Apple, Inc.	2,765,188	356,819,860
Arrow Electronics, Inc. *	55,585	4,366,758
Avnet, Inc.	146,746	4,036,982
CDW Corp.	18,048	2,051,155
Cisco Systems, Inc.	857,856	36,218,680
CommScope Holding Co., Inc. *	108,614	1,118,724
Corning, Inc.	369,621	11,997,898
Dell Technologies, Inc., Class C *	22,893	1,512,769
F5 Networks, Inc. *	14,218	1,881,468
Flex Ltd. *	285,296	3,098,315
FLIR Systems, Inc.	19,379	715,085
Hewlett Packard Enterprise Co.	933,895	9,030,765
HP, Inc.	395,132	7,724,831
Insight Enterprises, Inc. *	17,638	1,054,841
Jabil, Inc.	86,947	2,969,240
Juniper Networks, Inc.	158,622	3,965,550
Motorola Solutions, Inc.	29,148	4,510,653
Security	Number of Shares	Value ($)
NCR Corp. *	45,451	929,018
NetApp, Inc.	75,836	3,593,868
Sanmina Corp. *	48,252	1,365,532
Seagate Technology plc	113,674	5,455,215
SYNNEX Corp. *	16,695	2,122,769
TE Connectivity Ltd.	63,929	6,175,541
Trimble, Inc. *	26,629	1,395,626
Western Digital Corp. *	121,213	4,657,003
Xerox Holdings Corp.	91,323	1,722,352
		483,983,565

Telecommunication Services 3.5%
AT&T, Inc.	2,341,832	69,810,012
CenturyLink, Inc.	886,802	9,533,122
Liberty Global plc, Class A *	85,871	2,006,805
Liberty Global plc, Class C *	214,478	4,935,139
T-Mobile US, Inc. *	72,374	8,444,598
Telephone and Data Systems, Inc.	74,096	1,713,840
Verizon Communications, Inc.	1,170,124	69,353,250
		165,796,766

Transportation 2.6%
American Airlines Group, Inc. *(b)	146,866	1,916,601
Avis Budget Group, Inc. *	91,169	3,109,775
C.H. Robinson Worldwide, Inc.	43,673	4,293,056
CSX Corp.	135,317	10,346,338
Delta Air Lines, Inc. *	71,274	2,198,803
Expeditors International of Washington, Inc.	42,788	3,782,031
FedEx Corp.	106,709	23,458,907
Hertz Global Holdings, Inc. *	323,993	473,030
J.B. Hunt Transport Services, Inc.	18,110	2,545,179
Kansas City Southern	14,413	2,623,742
Kirby Corp. *	15,006	636,855
Knight-Swift Transportation Holdings, Inc.	28,281	1,285,654
Landstar System, Inc.	9,744	1,296,829
Macquarie Infrastructure Corp. *	29,118	815,886
Norfolk Southern Corp.	47,738	10,145,757
Old Dominion Freight Line, Inc.	9,800	1,981,364
Ryder System, Inc.	57,452	2,349,787
Southwest Airlines Co. *	54,965	2,065,585
Union Pacific Corp.	134,972	25,974,012
United Airlines Holdings, Inc. *	40,910	1,472,760
United Parcel Service, Inc., Class B	106,205	17,377,262
XPO Logistics, Inc. *	20,430	1,803,356
		121,952,569

Utilities 3.3%
Alliant Energy Corp.	34,264	1,855,396
Ameren Corp.	45,797	3,623,001
American Electric Power Co., Inc.	93,575	7,376,517
American Water Works Co., Inc.	18,432	2,605,179
Atmos Energy Corp.	15,164	1,513,670
CenterPoint Energy, Inc.	149,093	2,992,297
CMS Energy Corp.	48,469	2,931,890
Consolidated Edison, Inc.	77,621	5,537,482
Dominion Energy, Inc.	107,756	8,452,381
DTE Energy Co.	37,358	4,433,274
Duke Energy Corp.	172,025	13,820,488
Edison International	80,443	4,221,649
Entergy Corp.	39,380	3,904,133
Evergy, Inc.	50,642	2,695,167
Eversource Energy	51,985	4,455,634
Exelon Corp.	301,520	11,129,103
FirstEnergy Corp.	88,460	2,529,071

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	54,110	1,278,078
NextEra Energy, Inc.	49,802	13,903,224
NiSource, Inc.	64,413	1,427,392
NRG Energy, Inc.	38,637	1,329,499
OGE Energy Corp.	38,586	1,229,350
PG&E Corp. *	617,302	5,716,217
Pinnacle West Capital Corp.	25,557	1,874,606
Portland General Electric Co.	19,332	737,516
PPL Corp.	200,244	5,532,742
Public Service Enterprise Group, Inc.	111,690	5,834,686
Sempra Energy	38,179	4,720,833
Southwest Gas Holdings, Inc.	11,558	726,651
The AES Corp.	291,364	5,171,711
The Southern Co.	192,629	10,051,381
UGI Corp.	56,779	1,960,579
Vistra Corp.	109,390	2,103,570
WEC Energy Group, Inc.	40,723	3,831,220
Xcel Energy, Inc.	88,519	6,149,858
		157,655,445
Total Common Stock
(Cost $4,464,112,490)		4,731,990,744

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	3,813,870	3,813,870

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	11,525,875	11,525,875
Total Other Investment Companies
(Cost $15,339,745)		15,339,745

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	65	11,371,425	413,785
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,157,158.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$3,669,008	$929,587	($1,155,505)	$121,651	($559,472)	$3,005,269	84,584	$33,664

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,731,990,744	$—	$—	$4,731,990,744
Other Investment Companies[1]	15,339,745	—	—	15,339,745
Futures Contracts[2]	413,785	—	—	413,785
Total	$4,747,744,274	$—	$—	$4,747,744,274
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $3,522,336)		$3,005,269
Investments in unaffiliated issuers, at value (cost $4,464,404,024) including securities on loan of $11,157,158		4,732,799,345
Collateral invested for securities on loan, at value (cost $11,525,875)		11,525,875
Deposit with broker for futures contracts		984,000
Receivables:
Dividends		11,941,663
Fund shares sold		10,186,645
Income from securities on loan	+	32,746
Total assets		4,770,475,543
Liabilities
Collateral held for securities on loan		11,525,875
Payables:
Investments bought		14,307,999
Management fees		917,767
Variation margin on futures contracts	+	15,827
Total liabilities		26,767,468
Net Assets
Total assets		4,770,475,543
Total liabilities	–	26,767,468
Net assets		$4,743,708,075
Net Assets by Source
Capital received from investors		4,209,296,431
Total distributable earnings		534,411,644

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,743,708,075		116,700,000		$40.65

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$33,664
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,638)		80,858,449
Securities on loan, net	+	741,437
Total investment income		81,633,550
Expenses
Management fees		6,310,743
Total expenses	–	6,310,743
Net investment income		75,322,807
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(26,826)
Net realized losses on unaffiliated investments		(132,563,322)
Net realized gains on in-kind redemptions on affiliated issuer		148,477
Net realized gains on in-kind redemptions on unaffiliated investments		467,668,035
Net realized gains on futures contracts	+	277,881
Net realized gains		335,504,245
Net change in unrealized appreciation (depreciation) on affiliated issuer		(559,472)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		27,993,556
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,384,707
Net change in unrealized appreciation (depreciation)	+	29,818,791
Net realized and unrealized gains		365,323,036
Increase in net assets resulting from operations		$440,645,843

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$75,322,807	$134,103,915
Net realized gains		335,504,245	75,878,897
Net change in unrealized appreciation (depreciation)	+	29,818,791	(161,320,173)
Increase in net assets resulting from operations		440,645,843	48,662,639
Distributions to Shareholders
Total distributions		($68,506,460)	($128,120,700)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,100,000	$635,390,238	38,750,000	$1,543,661,840
Shares redeemed	+	(49,950,000)	(1,821,804,370)	(12,700,000)	(502,481,171)
Net transactions in fund shares		(30,850,000)	($1,186,414,132)	26,050,000	$1,041,180,669
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		147,550,000	$5,557,982,824	121,500,000	$4,596,260,216
Total increase or decrease	+	(30,850,000)	(814,274,749)	26,050,000	961,722,608
End of period		116,700,000	$4,743,708,075	147,550,000	$5,557,982,824

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$34.73	$38.08	$36.90	$34.89	$26.47	$30.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.55	0.59	0.52	0.45	0.41
Net realized and unrealized gains (losses)	0.01 [2]	(3.34)	1.14	1.98	8.37	(4.25)
Total from investment operations	0.29	(2.79)	1.73	2.50	8.82	(3.84)
Less distributions:
Distributions from net investment income	(0.21)	(0.56)	(0.55)	(0.49)	(0.40)	(0.37)
Net asset value at end of period	$34.81	$34.73	$38.08	$36.90	$34.89	$26.47
Total return	0.97% [3]	(7.46%)	4.69%	7.22%	33.56%	(12.60%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	1.86% [4]	1.43%	1.53%	1.45%	1.43%	1.43%
Portfolio turnover rate[5]	17% [3]	26%	23%	21%	23%	23%
Net assets, end of period (x 1,000)	$3,005,612	$3,424,710	$3,402,783	$2,782,002	$1,568,402	$608,865

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Cooper-Standard Holding, Inc. *	306,351	5,551,080
Delphi Technologies plc *	481,034	8,355,561
Dorman Products, Inc. *	44,167	3,740,503
Fox Factory Holding Corp. *	8,754	882,491
Garrett Motion, Inc. *	414,136	1,138,874
Gentherm, Inc. *	64,120	2,900,148
LCI Industries	51,269	5,825,696
Modine Manufacturing Co. *	330,408	2,236,862
Standard Motor Products, Inc. *	57,625	2,618,480
Stoneridge, Inc. *	51,640	1,043,128
Tenneco, Inc., Class A *	772,324	6,278,994
Tesla, Inc. *	37,450	18,662,084
Veoneer, Inc. *	214,265	2,973,998
Winnebago Industries, Inc.	50,926	2,748,986
		64,956,885

Banks 6.5%
Associated Banc-Corp.	247,465	3,325,930
Atlantic Union Bankshares Corp.	54,541	1,268,624
Axos Financial, Inc. *	29,474	730,366
BancorpSouth Bank	118,011	2,546,677
Bank of Hawaii Corp.	49,447	2,721,563
Bank OZK	139,778	3,220,485
BankUnited, Inc.	194,067	4,537,286
Banner Corp.	37,743	1,363,277
Berkshire Hills Bancorp, Inc.	40,998	376,362
BOK Financial Corp.	41,524	2,331,157
Boston Private Financial Holdings, Inc.	158,884	943,771
Brookline Bancorp, Inc.	55,299	530,870
Cadence BanCorp	68,902	654,569
Capitol Federal Financial, Inc.	177,599	1,658,775
Cathay General Bancorp	90,463	2,233,531
Central Pacific Financial Corp.	61,896	958,769
Columbia Banking System, Inc.	78,328	2,186,134
Commerce Bancshares, Inc.	77,338	4,607,025
Community Bank System, Inc.	35,855	2,157,395
Cullen/Frost Bankers, Inc.	59,991	4,166,975
CVB Financial Corp.	87,501	1,593,393
Eagle Bancorp, Inc.	16,112	463,703
East West Bancorp, Inc.	177,214	6,517,931
Essent Group Ltd.	54,659	1,951,326
F.N.B. Corp.	468,199	3,511,492
Federal Agricultural Mortgage Corp., Class C	8,917	607,694
First BanCorp	245,173	1,404,841
First Citizens BancShares, Inc., Class A	6,607	2,597,542
First Commonwealth Financial Corp.	129,423	1,061,269
First Financial Bancorp	93,051	1,276,660
First Financial Bankshares, Inc.	55,144	1,669,485
First Hawaiian, Inc.	159,303	2,633,279
First Horizon National Corp.	595,182	5,683,988
First Interstate BancSystem, Inc., Class A	19,049	624,807
First Merchants Corp.	22,064	564,397
First Midwest Bancorp, Inc.	113,983	1,420,228
Flagstar Bancorp, Inc.	26,466	831,562
Security	Number of Shares	Value ($)
Fulton Financial Corp.	271,794	2,658,145
Glacier Bancorp, Inc.	64,784	2,272,947
Great Western Bancorp, Inc.	102,851	1,432,714
Hancock Whitney Corp.	132,265	2,646,623
Heartland Financial USA, Inc.	17,882	615,677
Hilltop Holdings, Inc.	87,026	1,792,736
Home BancShares, Inc.	157,396	2,551,389
Hope Bancorp, Inc.	188,684	1,596,267
Independent Bank Corp.	19,999	1,256,937
International Bancshares Corp.	70,963	2,241,012
Investors Bancorp, Inc.	302,725	2,346,119
MGIC Investment Corp.	524,625	4,810,811
National Bank Holdings Corp., Class A	41,975	1,193,769
NBT Bancorp, Inc.	50,735	1,545,895
Northwest Bancshares, Inc.	147,591	1,492,145
OFG Bancorp	96,856	1,243,631
Old National Bancorp	173,479	2,425,236
Park National Corp.	18,667	1,678,350
Pinnacle Financial Partners, Inc.	42,309	1,690,245
Popular, Inc.	130,898	4,848,462
Prosperity Bancshares, Inc.	75,077	4,093,198
Provident Financial Services, Inc.	87,786	1,157,019
Radian Group, Inc.	271,932	4,198,630
Renasant Corp.	30,922	784,491
S&T Bancorp, Inc.	22,685	458,124
Sandy Spring Bancorp, Inc.	22,217	531,431
Signature Bank	41,947	4,070,117
Simmons First National Corp., Class A	71,297	1,217,040
South State Corp.	53,814	2,996,364
Sterling Bancorp	141,009	1,645,575
SVB Financial Group *	32,541	8,310,321
Synovus Financial Corp.	236,912	5,181,265
TCF Financial Corp.	132,913	3,572,701
Texas Capital Bancshares, Inc. *	59,145	1,915,707
The Bank of NT Butterfield & Son Ltd.	69,576	1,753,315
Towne Bank	34,417	610,213
Trustmark Corp.	88,869	2,086,644
UMB Financial Corp.	44,771	2,405,098
Umpqua Holdings Corp.	379,843	4,284,629
United Bankshares, Inc.	107,641	2,813,736
United Community Banks, Inc.	70,214	1,272,278
Valley National Bancorp	356,858	2,680,004
Walker & Dunlop, Inc.	46,996	2,574,441
Washington Federal, Inc.	136,947	3,211,407
Webster Financial Corp.	117,670	3,235,925
WesBanco, Inc.	56,363	1,252,386
Westamerica BanCorp	22,080	1,343,789
Western Alliance Bancorp	59,353	2,095,161
Wintrust Financial Corp.	64,945	2,826,406
WSFS Financial Corp.	19,960	584,828
		194,434,491

Capital Goods 11.8%
AAON, Inc.	30,168	1,717,464
AAR Corp. *	129,441	2,612,119
Advanced Drainage Systems, Inc.	13,240	734,555
Aegion Corp. *	130,696	2,115,315
Aerojet Rocketdyne Holdings, Inc. *	20,303	839,935
Air Lease Corp.	150,973	4,692,241

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alamo Group, Inc.	18,105	2,007,845
Albany International Corp., Class A	30,075	1,560,893
Allegion plc	51,899	5,365,838
Altra Industrial Motion Corp.	66,292	2,588,703
American Woodmark Corp. *	25,553	2,235,888
Apogee Enterprises, Inc.	98,434	2,060,224
Applied Industrial Technologies, Inc.	101,320	6,100,477
Arcosa, Inc.	158,967	7,358,582
Argan, Inc.	41,861	1,771,976
Armstrong World Industries, Inc.	39,288	2,897,097
Astec Industries, Inc.	81,279	4,285,029
Astronics Corp. *	48,321	436,822
Atkore International Group, Inc. *	76,842	2,053,987
AZZ, Inc.	68,688	2,385,534
Barnes Group, Inc.	91,210	3,611,916
Beacon Roofing Supply, Inc. *	200,723	6,802,502
BMC Stock Holdings, Inc. *	156,440	6,245,085
Builders FirstSource, Inc. *	160,029	4,900,088
BWX Technologies, Inc.	81,489	4,531,603
CAI International, Inc. *	29,276	638,510
Chart Industries, Inc. *	37,416	2,458,980
CIRCOR International, Inc. *	60,193	1,784,722
Colfax Corp. *	209,725	6,979,648
Columbus McKinnon Corp.	21,499	782,026
Comfort Systems USA, Inc.	78,680	3,986,716
Crane Co.	84,386	4,771,184
Cubic Corp.	44,612	2,100,333
Douglas Dynamics, Inc.	17,298	664,070
DXP Enterprises, Inc. *	62,204	1,196,805
Dycom Industries, Inc. *	117,383	7,220,228
Encore Wire Corp.	62,935	3,248,075
Enerpac Tool Group Corp.	143,717	2,989,314
EnerSys	109,067	7,850,643
EnPro Industries, Inc.	45,032	2,635,273
ESCO Technologies, Inc.	22,107	1,987,861
Federal Signal Corp.	73,730	2,368,208
Franklin Electric Co., Inc.	63,043	3,742,232
Generac Holdings, Inc. *	46,680	8,868,266
Gibraltar Industries, Inc. *	41,911	2,617,132
GMS, Inc. *	110,608	2,930,006
Granite Construction, Inc.	223,141	4,148,191
Griffon Corp.	126,163	2,741,522
H&E Equipment Services, Inc.	126,313	2,559,101
HEICO Corp.	12,625	1,387,740
HEICO Corp., Class A	25,089	2,242,455
Herc Holdings, Inc. *	74,462	3,049,219
Hillenbrand, Inc.	176,433	5,594,690
Hyster-Yale Materials Handling, Inc.	47,813	1,928,776
Ingersoll Rand, Inc. *	202,053	7,083,978
Insteel Industries, Inc.	69,881	1,288,606
JELD-WEN Holding, Inc. *	163,264	3,436,707
John Bean Technologies Corp.	22,112	2,266,701
Kadant, Inc.	6,642	773,394
Kaman Corp.	60,742	2,809,318
Kennametal, Inc.	164,838	4,783,599
Lindsay Corp.	21,640	2,162,485
Lydall, Inc. *	83,401	1,566,271
Masonite International Corp. *	64,619	5,899,069
MasTec, Inc. *	129,064	5,964,047
Maxar Technologies, Inc. *	173,213	4,009,881
Meritor, Inc. *	134,868	3,069,596
Moog, Inc., Class A	88,718	5,348,808
MRC Global, Inc. *	496,880	2,827,247
Mueller Industries, Inc.	201,780	5,992,866
Mueller Water Products, Inc., Class A	250,946	2,710,217
MYR Group, Inc. *	81,092	3,147,181
National Presto Industries, Inc.	15,015	1,350,299
Navistar International Corp. *	82,784	2,647,432
Security	Number of Shares	Value ($)
NOW, Inc. *	633,768	4,607,493
nVent Electric plc	312,896	5,982,572
Patrick Industries, Inc.	41,354	2,324,508
Primoris Services Corp.	172,186	3,281,865
Proto Labs, Inc. *	12,936	1,901,592
Quanex Building Products Corp.	115,166	1,935,940
Raven Industries, Inc. *	58,418	1,451,687
RBC Bearings, Inc. *	14,675	1,937,687
REV Group, Inc. *	93,614	725,509
Rexnord Corp.	135,817	3,933,260
Rush Enterprises, Inc., Class A	136,072	6,574,999
Simpson Manufacturing Co., Inc.	49,817	4,899,004
SiteOne Landscape Supply, Inc. *	19,821	2,478,616
SPX FLOW, Inc. *	86,450	3,758,846
Standex International Corp.	28,497	1,648,266
Teledyne Technologies, Inc. *	20,537	6,440,609
Tennant Co.	26,211	1,742,245
Terex Corp. *	378,268	7,402,705
The Greenbrier Cos., Inc.	249,910	6,795,053
The Manitowoc Co., Inc. *	108,331	1,020,478
The Middleby Corp. *	65,149	6,378,087
Titan Machinery, Inc. *	129,330	1,745,955
Trex Co., Inc. *	22,687	3,391,480
TriMas Corp. *	67,827	1,714,667
Triton International Ltd.	105,331	3,798,236
Tutor Perini Corp. *	487,467	6,117,711
Vectrus, Inc. *	29,930	1,299,261
Wabash National Corp.	344,041	4,200,741
Watts Water Technologies, Inc., Class A	32,890	3,149,217
Welbilt, Inc. *	179,440	1,324,267
Woodward, Inc.	62,036	5,315,865
		355,799,767

Commercial & Professional Services 5.4%
ACCO Brands Corp.	386,418	2,503,989
ADT, Inc.	135,232	1,440,221
Advanced Disposal Services, Inc. *	91,264	2,749,784
ASGN, Inc. *	84,831	6,088,321
Brady Corp., Class A	61,741	2,895,036
CBIZ, Inc. *	69,026	1,678,712
Cimpress plc *	15,030	1,393,281
Clean Harbors, Inc. *	84,030	5,134,233
Copart, Inc. *	71,341	7,370,952
CoreLogic, Inc.	124,918	8,294,555
CoStar Group, Inc. *	5,017	4,257,426
Covanta Holding Corp.	327,750	3,093,960
Deluxe Corp.	198,421	5,635,156
Exponent, Inc.	23,695	1,906,381
FTI Consulting, Inc. *	42,175	4,840,003
Harsco Corp. *	197,157	2,789,772
Healthcare Services Group, Inc.	168,813	3,511,310
Herman Miller, Inc. *	147,016	3,503,391
HNI Corp.	150,340	4,788,329
Huron Consulting Group, Inc. *	32,878	1,426,248
IAA, Inc. *	113,439	5,935,129
ICF International, Inc.	31,546	2,154,907
Insperity, Inc.	32,342	2,178,881
Interface, Inc.	209,233	1,581,802
KAR Auction Services, Inc. *	200,250	3,472,335
Kelly Services, Inc., Class A *	357,798	6,794,584
Kforce, Inc.	69,659	2,392,090
Knoll, Inc.	136,281	1,753,936
Korn Ferry	105,995	3,232,848
Matthews International Corp., Class A	95,443	2,090,202
McGrath RentCorp	34,252	2,272,963
MSA Safety, Inc.	24,451	3,079,603
Quad/Graphics, Inc.	642,715	2,243,075

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
R.R. Donnelley & Sons Co. *	1,923,222	2,538,653
Resources Connection, Inc.	145,048	1,782,640
Rollins, Inc.	80,097	4,416,549
SP Plus Corp. *	73,589	1,509,310
Steelcase, Inc., Class A	321,047	3,354,941
Stericycle, Inc. *	116,577	7,473,752
Team, Inc. *	148,598	946,569
Tetra Tech, Inc.	61,143	5,644,110
The Brink's Co.	51,131	2,472,695
TransUnion	63,465	5,503,685
TriNet Group, Inc. *	14,403	977,100
TrueBlue, Inc. *	242,195	4,097,939
UniFirst Corp.	22,536	4,340,884
US Ecology, Inc. *	28,793	1,069,084
Viad Corp. *	69,001	1,478,691
		162,090,017

Consumer Durables & Apparel 4.7%
Acushnet Holdings Corp.	58,720	2,072,229
American Outdoor Brands, Inc. *	69,330	1,055,888
Beazer Homes USA, Inc. *	146,207	1,789,574
Callaway Golf Co. *	133,220	2,778,969
Cavco Industries, Inc. *	8,895	1,698,144
Century Communities, Inc. *	23,839	850,575
Columbia Sportswear Co. *	41,214	3,526,682
Crocs, Inc. *	54,908	2,191,378
Deckers Outdoor Corp. *	41,077	8,374,368
Ethan Allen Interiors, Inc.	156,845	2,233,473
Fossil Group, Inc. *	1,220,470	7,853,724
G-III Apparel Group Ltd. *	264,884	2,929,617
Helen of Troy Ltd. *	32,762	6,775,837
iRobot Corp. *	39,438	2,919,595
KB Home	138,567	4,955,156
Kontoor Brands, Inc. *	179,868	3,975,083
La-Z-Boy, Inc.	155,824	5,064,280
LGI Homes, Inc. *	10,333	1,155,849
M.D.C Holdings, Inc.	102,595	4,450,571
M/I Homes, Inc. *	67,702	2,881,397
Meritage Homes Corp. *	76,882	7,382,978
Movado Group, Inc. *	85,863	936,765
Oxford Industries, Inc.	49,883	2,470,705
Smith & Wesson Brands, Inc. *	277,318	5,063,827
Steven Madden Ltd. *	188,207	3,982,460
Sturm Ruger & Co., Inc.	57,787	4,094,787
Tempur Sealy International, Inc. *	51,366	4,393,848
TopBuild Corp. *	37,869	5,824,252
TRI Pointe Group, Inc. *	374,994	6,329,899
Tupperware Brands Corp.	884,951	14,415,852
Universal Electronics, Inc. *	32,107	1,318,956
Vista Outdoor, Inc. *	561,775	10,904,053
Wolverine World Wide, Inc.	206,873	5,167,688
		141,818,459

Consumer Services 5.1%
Adtalem Global Education, Inc. *	152,148	5,051,314
American Public Education, Inc. *	52,532	1,651,606
Arcos Dorados Holdings, Inc., Class A	451,476	2,009,068
BJ's Restaurants, Inc. *	89,468	2,820,031
Bloomin' Brands, Inc. *	313,881	4,501,054
Boyd Gaming Corp. *	158,958	4,256,895
Bright Horizons Family Solutions, Inc. *	33,722	4,485,363
Brinker International, Inc. *	196,235	8,838,424
Caesars Entertainment, Inc. *	72,478	3,319,492
Choice Hotels International, Inc. *	20,818	2,067,019
Churchill Downs, Inc.	30,624	5,351,850
Dave & Buster's Entertainment, Inc. *	110,927	1,844,716
Security	Number of Shares	Value ($)
Denny's Corp. *	85,760	982,810
Dine Brands Global, Inc. *	31,122	1,853,626
Dunkin' Brands Group, Inc.	65,242	4,963,611
Fiesta Restaurant Group, Inc. *	96,737	969,305
frontdoor, Inc. *	46,322	2,018,250
Graham Holdings Co., Class B	12,155	5,201,732
Grand Canyon Education, Inc. *	39,499	3,714,486
Hilton Grand Vacations, Inc. *	132,534	2,903,820
Houghton Mifflin Harcourt Co. *	867,290	1,960,075
Hyatt Hotels Corp., Class A *	90,084	5,088,845
International Game Technology plc *	527,573	5,871,888
Jack in the Box, Inc.	82,393	6,788,359
K12, Inc. *	128,171	4,769,243
Laureate Education, Inc., Class A *	227,419	2,847,286
Marriott Vacations Worldwide Corp. *	51,741	4,898,320
Papa John's International, Inc.	29,636	2,912,922
Penn National Gaming, Inc. *	195,842	10,007,526
Perdoceo Education Corp. *	79,286	1,139,340
Planet Fitness, Inc., Class A *	10,234	622,125
Red Robin Gourmet Burgers, Inc. *	100,230	1,112,553
Red Rock Resorts, Inc., Class A *	131,557	2,246,336
Regis Corp. *	177,927	1,314,881
Ruth's Hospitality Group, Inc. *	51,813	532,379
Scientific Games Corp., Class A *	126,966	2,626,292
SeaWorld Entertainment, Inc. *	77,273	1,576,369
ServiceMaster Global Holdings, Inc. *	97,339	3,883,826
Strategic Education, Inc.	9,693	994,211
Texas Roadhouse, Inc. *	99,348	6,257,931
The Cheesecake Factory, Inc. *(a)	188,033	5,552,615
Vail Resorts, Inc.	27,543	5,995,285
WW International, Inc. *	48,458	1,137,794
Wyndham Hotels & Resorts, Inc.	87,345	4,573,384
		153,514,257

Diversified Financials 4.3%
AGNC Investment Corp.	483,588	6,823,427
Apollo Commercial Real Estate Finance, Inc.	141,372	1,263,866
Artisan Partners Asset Management, Inc., Class A	77,789	3,011,212
BGC Partners, Inc., Class A	489,685	1,234,006
Blackstone Mortgage Trust, Inc., Class A	105,219	2,501,056
Brightsphere Investment Group, Inc.	81,031	1,123,090
Cannae Holdings, Inc. *	105,673	3,987,042
Capstead Mortgage Corp.	264,730	1,633,384
Cboe Global Markets, Inc.	56,637	5,198,710
Cohen & Steers, Inc.	22,153	1,340,257
Compass Diversified Holdings	78,317	1,370,548
Credit Acceptance Corp. *	8,939	3,457,605
Donnelley Financial Solutions, Inc. *	178,077	1,941,039
Eaton Vance Corp.	157,759	6,471,274
Encore Capital Group, Inc. *	43,609	2,003,397
Enova International, Inc. *	94,222	1,609,312
FactSet Research Systems, Inc.	23,143	8,109,307
Federated Hermes, Inc.	183,400	4,385,094
FirstCash, Inc.	45,836	2,738,701
Green Dot Corp., Class A *	56,566	2,944,826
Greenhill & Co., Inc.	129,245	1,450,129
Houlihan Lokey, Inc.	33,607	1,969,370
Invesco Mortgage Capital, Inc. (a)	393,351	1,180,053
Janus Henderson Group plc	329,312	6,823,345
Ladder Capital Corp., Class A	167,189	1,245,558
MarketAxess Holdings, Inc.	7,097	3,448,716
MFA Financial, Inc.	986,917	2,644,938
Moelis & Co., Class A	62,723	2,001,491
Morningstar, Inc.	13,153	2,106,453
Nelnet, Inc., Class A	40,725	2,667,080

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
New York Mortgage Trust, Inc.	460,283	1,215,147
OneMain Holdings, Inc.	181,896	5,289,536
PennyMac Mortgage Investment Trust	158,444	2,715,730
Piper Sandler Cos.	22,046	1,663,371
PRA Group, Inc. *	90,363	4,217,693
Redwood Trust, Inc.	209,004	1,448,398
SLM Corp.	578,960	4,423,254
Stifel Financial Corp.	60,491	3,067,499
Two Harbors Investment Corp.	399,752	2,178,648
Virtus Investment Partners, Inc.	14,298	2,028,886
Waddell & Reed Financial, Inc., Class A	490,367	7,723,280
WisdomTree Investments, Inc.	347,836	1,300,907
World Acceptance Corp. *	26,752	2,434,164
		128,390,799

Energy 4.4%
Arch Resources, Inc. *	89,140	3,357,904
Archrock, Inc.	349,948	2,295,659
Callon Petroleum Co. *(a)	67,026	444,382
Centennial Resource Development, Inc., Class A *	655,481	476,010
ChampionX Corp. *	202,696	2,075,607
Cheniere Energy, Inc. *	63,301	3,294,817
Cimarex Energy Co.	140,928	3,914,980
CNX Resources Corp. *	721,529	7,907,958
CONSOL Energy, Inc. *	369,713	1,911,416
Continental Resources, Inc. *	165,595	2,844,922
Core Laboratories N.V.	110,405	2,310,777
Cosan Ltd., A Shares	350,062	6,357,126
CVR Energy, Inc.	100,171	1,671,854
Diamondback Energy, Inc.	67,860	2,643,826
Dril-Quip, Inc. *	102,080	3,381,910
EQT Corp. *	647,556	10,276,714
Equitrans Midstream Corp.	384,414	3,951,776
Exterran Corp. *	341,930	1,572,878
Forum Energy Technologies, Inc. *	1,582,306	865,680
Frank's International N.V. *	462,351	1,068,031
GasLog Ltd. (a)	151,277	446,267
Green Plains, Inc. *	465,761	6,231,882
Gulfport Energy Corp. *	884,651	624,298
Helix Energy Solutions Group, Inc. *	393,307	1,408,039
International Seaways, Inc.	70,508	1,195,816
Kosmos Energy Ltd. *	591,635	869,703
Liberty Oilfield Services, Inc., Class A *	105,413	679,914
Magnolia Oil & Gas Corp., Class A *	98,491	634,282
Matador Resources Co. *	70,138	682,443
Matrix Service Co. *	153,341	1,416,871
Newpark Resources, Inc. *	518,450	1,010,977
NexTier Oilfield Solutions, Inc. *	216,328	545,147
Nordic American Tankers Ltd. (a)	778,472	3,394,138
Oasis Petroleum, Inc. *	5,098,040	2,831,451
Oil States International, Inc. *	592,002	2,598,889
Par Pacific Holdings, Inc. *	121,543	1,054,993
Parsley Energy, Inc., Class A	192,206	2,066,214
PDC Energy, Inc. *	172,158	2,606,472
ProPetro Holding Corp. *	139,920	878,698
QEP Resources, Inc. *	2,827,516	3,675,771
Range Resources Corp. *	1,637,258	12,213,945
Renewable Energy Group, Inc. *	180,494	6,033,914
REX American Resources Corp. *	22,939	1,417,171
RPC, Inc. *	464,424	1,453,647
Scorpio Tankers, Inc.	94,131	1,114,511
SEACOR Holdings, Inc. *	45,167	1,427,729
SFL Corp., Ltd.	195,575	1,717,148
Southwestern Energy Co. *	683,581	1,900,355
Teekay Tankers Ltd., Class A *	52,153	653,999
Tidewater, Inc. *	205,356	1,410,796
Security	Number of Shares	Value ($)
US Silica Holdings, Inc. *	537,859	2,398,851
Whiting Petroleum Corp. *(a)	1,962,450	1,568,979
		130,787,537

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	96,903	4,303,462
Ingles Markets, Inc., Class A	95,771	3,869,148
PriceSmart, Inc.	76,509	5,030,467
The Andersons, Inc.	250,614	4,443,386
The Chefs' Warehouse, Inc. *	33,529	496,565
Weis Markets, Inc.	63,364	3,119,410
		21,262,438

Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	235,943	7,347,265
Cal-Maine Foods, Inc. *	87,925	3,393,026
Calavo Growers, Inc.	27,280	1,731,462
Coca-Cola Consolidated, Inc.	4,820	1,317,306
Fresh Del Monte Produce, Inc.	233,319	5,410,668
Hostess Brands, Inc. *	62,411	801,357
J&J Snack Foods Corp.	18,504	2,515,619
John B Sanfilippo & Son, Inc.	19,947	1,588,579
Keurig Dr Pepper, Inc.	166,915	4,979,074
Lamb Weston Holdings, Inc.	68,648	4,314,527
Lancaster Colony Corp.	23,734	4,218,006
Nomad Foods Ltd. *	221,967	5,473,706
Pilgrim's Pride Corp. *	165,527	2,648,432
Post Holdings, Inc. *	62,037	5,460,497
The Boston Beer Co., Inc., Class A *	6,642	5,858,111
The Hain Celestial Group, Inc. *	173,731	5,696,639
TreeHouse Foods, Inc. *	134,729	5,767,749
Universal Corp.	136,164	5,910,879
Vector Group Ltd.	256,555	2,583,509
		77,016,411

Health Care Equipment & Services 4.5%
ABIOMED, Inc. *	9,056	2,785,807
Acadia Healthcare Co., Inc. *	151,048	4,668,894
Align Technology, Inc. *	22,975	6,823,116
Allscripts Healthcare Solutions, Inc. *	310,381	2,771,702
Amedisys, Inc. *	15,429	3,732,275
AMN Healthcare Services, Inc. *	57,392	3,089,985
Avanos Medical, Inc. *	60,310	1,954,044
Brookdale Senior Living, Inc. *	879,343	2,418,193
Cantel Medical Corp. *	32,458	1,703,396
Chemed Corp.	11,928	6,168,088
Community Health Systems, Inc. *	1,798,162	9,296,498
CONMED Corp.	20,478	1,767,456
Covetrus, Inc. *	416,462	9,541,144
Globus Medical, Inc., Class A *	38,335	2,166,694
Haemonetics Corp. *	23,276	2,086,926
Hill-Rom Holdings, Inc.	52,532	4,926,976
HMS Holdings Corp. *	60,765	1,694,736
ICU Medical, Inc. *	9,211	1,844,411
IDEXX Laboratories, Inc. *	13,688	5,352,829
Integer Holdings Corp. *	24,881	1,723,258
Integra LifeSciences Holdings Corp. *	29,982	1,432,840
Invacare Corp. *	181,696	1,231,899
LHC Group, Inc. *	15,028	3,132,436
LivaNova plc *	27,710	1,299,599
Masimo Corp. *	18,893	4,232,032
Merit Medical Systems, Inc. *	43,211	2,121,660
National HealthCare Corp.	15,732	1,002,128
Neogen Corp. *	19,872	1,514,246
NextGen Healthcare, Inc. *	105,427	1,397,962

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NuVasive, Inc. *	36,927	1,925,005
Omnicell, Inc. *	10,267	684,604
Premier, Inc., Class A	63,053	2,064,986
Select Medical Holdings Corp. *	233,112	4,678,558
Teleflex, Inc.	17,972	7,062,097
The Ensign Group, Inc.	52,593	3,078,794
The Providence Service Corp. *	33,323	3,085,377
Tivity Health, Inc. *	153,648	2,513,681
Triple-S Management Corp., Class B *	170,713	3,175,262
Varex Imaging Corp. *	73,462	814,694
Veeva Systems, Inc., Class A *	9,806	2,767,940
West Pharmaceutical Services, Inc.	32,939	9,353,358
		135,085,586

Household & Personal Products 1.1%
Central Garden & Pet Co. *	15,884	646,320
Central Garden & Pet Co., Class A *	82,758	3,075,287
Coty, Inc., Class A *	992,673	3,553,769
Edgewell Personal Care Co. *	188,521	5,412,438
Energizer Holdings, Inc.	59,284	2,744,256
Herbalife Nutrition Ltd. *	179,431	8,819,034
Medifast, Inc.	6,621	1,077,369
Spectrum Brands Holdings, Inc.	77,804	4,637,119
USANA Health Sciences, Inc. *	29,813	2,337,637
WD-40 Co.	9,297	1,900,121
		34,203,350

Insurance 2.7%
Ambac Financial Group, Inc. *	128,724	1,625,784
American Equity Investment Life Holding Co.	269,634	6,446,949
American National Group, Inc.	14,846	1,113,598
AMERISAFE, Inc.	26,689	1,780,957
Argo Group International Holdings Ltd.	63,126	2,344,500
Brighthouse Financial, Inc. *	143,727	4,363,552
Brown & Brown, Inc.	173,822	8,065,341
CNA Financial Corp.	65,719	2,114,180
Employers Holdings, Inc.	44,536	1,450,983
Horace Mann Educators Corp.	49,922	1,949,953
James River Group Holdings Ltd.	61,377	2,989,674
Kemper Corp.	64,147	4,981,656
MBIA, Inc. *	472,045	3,828,285
Mercury General Corp.	64,742	2,895,910
National General Holdings Corp.	102,079	3,475,790
ProAssurance Corp.	236,890	3,629,155
RLI Corp.	34,412	3,227,501
Safety Insurance Group, Inc.	22,261	1,611,696
Selective Insurance Group, Inc.	62,078	3,712,885
Stewart Information Services Corp.	95,581	4,078,441
The Hanover Insurance Group, Inc.	61,232	6,275,668
United Fire Group, Inc.	38,006	956,991
Universal Insurance Holdings, Inc.	85,929	1,593,983
White Mountains Insurance Group Ltd.	7,915	7,055,431
		81,568,863

Materials 7.3%
AdvanSix, Inc. *	157,907	2,010,156
Allegheny Technologies, Inc. *	308,631	2,570,896
Avient Corp.	221,902	5,662,939
Axalta Coating Systems Ltd. *	260,009	6,201,215
Balchem Corp.	21,825	2,132,302
Boise Cascade Co.	174,871	8,009,092
Cabot Corp.	170,367	6,305,283
Carpenter Technology Corp.	147,550	3,102,976
Century Aluminum Co. *	287,223	2,834,891
Security	Number of Shares	Value ($)
Clearwater Paper Corp. *	161,935	5,450,732
Cleveland-Cliffs, Inc. *	1,201,269	7,904,350
Compass Minerals International, Inc.	82,899	4,719,440
Constellium SE *	175,359	1,404,626
Contura Energy, Inc. *	257,822	1,067,383
Eagle Materials, Inc. *	64,871	5,304,502
Element Solutions, Inc. *	324,465	3,487,999
Ferro Corp. *	135,774	1,693,102
FMC Corp.	69,730	7,451,348
GCP Applied Technologies, Inc. *	110,511	2,879,917
Greif, Inc., Class A	104,351	3,845,334
H.B. Fuller Co.	94,002	4,528,076
Hecla Mining Co.	802,072	4,828,473
Ingevity Corp. *	37,453	2,103,735
Innospec, Inc.	36,011	2,689,662
Kaiser Aluminum Corp.	44,291	2,847,025
Kraton Corp. *	137,226	1,926,653
Livent Corp. *	89,033	755,000
Louisiana-Pacific Corp.	245,497	8,086,671
Materion Corp.	51,901	2,833,276
Mercer International, Inc.	139,888	1,172,261
Minerals Technologies, Inc.	83,273	4,226,105
Myers Industries, Inc.	89,946	1,376,174
Neenah, Inc.	39,581	1,752,647
NewMarket Corp.	11,159	4,156,616
Orion Engineered Carbons S.A. *	112,028	1,361,140
P.H. Glatfelter Co.	194,154	2,910,368
Quaker Chemical Corp.	11,748	2,232,120
Rayonier Advanced Materials, Inc. *	733,167	2,316,808
Royal Gold, Inc.	22,607	3,081,786
Schnitzer Steel Industries, Inc., Class A	205,291	4,052,444
Schweitzer-Mauduit International, Inc.	83,448	2,530,978
Sensient Technologies Corp.	84,565	4,669,679
Silgan Holdings, Inc.	177,251	6,746,173
Southern Copper Corp.	118,886	5,718,417
Stepan Co.	40,038	4,615,981
Summit Materials, Inc., Class A *	181,095	2,696,505
SunCoke Energy, Inc.	438,363	1,569,340
The Scotts Miracle-Gro Co.	49,494	8,341,224
TimkenSteel Corp. *	366,618	1,382,150
Trinseo S.A.	235,928	5,876,966
Tronox Holdings plc, Class A *	325,702	2,918,290
US Concrete, Inc. *	51,122	1,364,446
Valvoline, Inc.	147,042	2,999,657
Verso Corp., Class A	247,607	3,246,128
W.R. Grace & Co.	89,781	3,654,984
Warrior Met Coal, Inc.	327,368	5,064,383
Westlake Chemical Corp.	89,497	5,308,962
Worthington Industries, Inc.	150,745	6,260,440
		218,240,226

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *(a)	516,265	3,035,638
AMC Networks, Inc., Class A *	169,210	4,110,111
Cable One, Inc.	2,008	3,695,383
Cars.com, Inc. *	332,158	2,883,131
Gannett Co., Inc. *	1,228,332	2,125,014
Gray Television, Inc. *	127,974	1,986,156
iHeartMedia, Inc. Class A *	169,565	1,563,389
John Wiley & Sons, Inc., Class A	112,915	3,573,760
Liberty Media Corp. - Liberty Formula One, Class A *	10,660	385,679
Liberty Media Corp. - Liberty Formula One, Class C *	83,392	3,250,620
Liberty TripAdvisor Holdings, Inc., Class A *	321,924	901,387

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A *	110,605	1,077,293
Lions Gate Entertainment Corp., Class B *	233,103	2,111,913
Live Nation Entertainment, Inc. *	74,872	4,252,730
Madison Square Garden Entertainment Corp. *	12,006	902,491
Madison Square Garden Sports Corp. *	11,954	1,960,456
Meredith Corp. *	144,134	2,017,876
MSG Networks, Inc., Class A *	99,406	968,214
National CineMedia, Inc.	377,534	1,362,898
Nexstar Media Group, Inc., Class A	48,371	4,644,100
Scholastic Corp.	112,686	2,535,435
Sinclair Broadcast Group, Inc., Class A	203,558	4,236,042
Sirius XM Holdings, Inc.	823,030	4,831,186
Spotify Technology S.A. *	6,911	1,950,008
Take-Two Interactive Software, Inc. *	41,262	7,063,642
TEGNA, Inc.	498,460	6,240,719
The E.W. Scripps Co., Class A	66,450	738,924
The Marcus Corp. *	37,785	592,091
The New York Times Co., Class A	91,645	3,970,978
TripAdvisor, Inc.	169,183	3,953,807
Twitter, Inc. *	128,202	5,202,437
Yandex N.V., Class A *	123,042	8,395,156
Yelp, Inc. *	71,840	1,660,941
Zynga, Inc., Class A *	416,485	3,773,354
		101,952,959

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	72,492	1,199,018
Bio-Rad Laboratories, Inc., Class A *	11,075	5,632,634
Bio-Techne Corp.	13,244	3,383,312
BioMarin Pharmaceutical, Inc. *	21,156	1,650,803
Bruker Corp.	68,244	2,867,613
Catalent, Inc. *	68,465	6,333,012
Charles River Laboratories International, Inc. *	29,268	6,408,229
Elanco Animal Health, Inc. *	152,572	4,433,742
Emergent BioSolutions, Inc. *	29,716	3,389,110
Horizon Therapeutics plc *	15,573	1,169,844
Incyte Corp. *	20,141	1,940,585
Lannett Co., Inc. *	82,563	434,281
Myriad Genetics, Inc. *	203,479	2,720,514
Nektar Therapeutics *	33,306	644,138
PDL BioPharma, Inc. *	1,006,638	3,372,237
PerkinElmer, Inc.	76,101	8,958,610
PRA Health Sciences, Inc. *	29,927	3,199,496
Prestige Consumer Healthcare, Inc. *	64,045	2,333,159
Syneos Health, Inc. *	40,677	2,566,719
Taro Pharmaceutical Industries Ltd. *	24,237	1,483,547
Vertex Pharmaceuticals, Inc. *	11,199	3,125,865
		67,246,468

Real Estate 9.0%
Acadia Realty Trust *	93,468	1,059,927
Alexander & Baldwin, Inc.	192,212	2,327,687
American Assets Trust, Inc.	41,969	1,072,308
American Campus Communities, Inc.	158,889	5,386,337
American Finance Trust, Inc.	92,220	630,324
American Homes 4 Rent, Class A	132,007	3,780,680
Americold Realty Trust	35,550	1,363,343
Apartment Investment & Management Co., Class A	148,330	5,344,330
Ashford Hospitality Trust, Inc. (a)	198,785	612,258
Brandywine Realty Trust	321,708	3,580,610
Brookfield Property REIT, Inc., Class A (a)	191,604	2,209,194
CBL & Associates Properties, Inc. *	7,980,541	1,484,381
Chatham Lodging Trust *	139,237	963,520
Security	Number of Shares	Value ($)
Columbia Property Trust, Inc.	243,308	2,871,034
CorePoint Lodging, Inc. *	360,962	2,050,264
CoreSite Realty Corp.	16,601	2,032,792
Corporate Office Properties Trust	141,772	3,493,262
Cousins Properties, Inc.	95,510	2,850,973
CubeSmart	139,828	4,421,361
Cushman & Wakefield plc *	58,771	682,331
CyrusOne, Inc.	51,013	4,261,116
DiamondRock Hospitality Co. *	537,918	2,850,965
Douglas Emmett, Inc.	127,148	3,549,972
EastGroup Properties, Inc.	17,410	2,318,316
Empire State Realty Trust, Inc., Class A	266,961	1,681,854
EPR Properties *	81,618	2,637,078
Equity Commonwealth	103,110	3,236,623
Equity LifeStyle Properties, Inc.	76,434	5,066,810
Federal Realty Investment Trust	61,763	4,894,100
First Industrial Realty Trust, Inc.	71,135	3,033,908
Franklin Street Properties Corp.	313,018	1,386,670
Front Yard Residential Corp. *	127,741	1,245,475
Gaming & Leisure Properties, Inc.	149,243	5,424,983
Global Net Lease, Inc.	89,968	1,574,440
Healthcare Realty Trust, Inc.	112,411	3,243,057
Healthcare Trust of America, Inc., Class A	149,141	3,935,831
Hersha Hospitality Trust *	215,316	1,384,482
Highwoods Properties, Inc.	131,817	4,911,501
Hudson Pacific Properties, Inc.	126,659	2,973,953
Investors Real Estate Trust	21,288	1,513,577
Invitation Homes, Inc.	169,275	4,846,343
iStar, Inc.	151,426	1,874,654
JBG SMITH Properties	69,609	1,926,081
Kennedy-Wilson Holdings, Inc.	137,762	1,968,619
Kilroy Realty Corp.	72,876	4,264,704
Kite Realty Group Trust	194,925	2,190,957
Lexington Realty Trust	325,786	3,704,187
Life Storage, Inc.	37,431	3,946,350
LTC Properties, Inc.	30,169	1,100,867
Mack-Cali Realty Corp.	165,360	2,088,497
Marcus & Millichap, Inc. *	20,726	584,680
Medical Properties Trust, Inc.	232,975	4,328,675
National Health Investors, Inc.	28,216	1,756,446
National Retail Properties, Inc.	100,925	3,576,782
New Senior Investment Group, Inc.	451,298	1,976,685
Newmark Group, Inc., Class A	181,228	802,840
Office Properties Income Trust	85,933	2,048,643
Omega Healthcare Investors, Inc.	175,417	5,432,664
Paramount Group, Inc.	317,914	2,352,564
Pebblebrook Hotel Trust	177,439	2,239,280
Pennsylvania Real Estate Investment Trust *(a)	561,489	617,638
Physicians Realty Trust	103,275	1,874,441
Piedmont Office Realty Trust, Inc., Class A	268,177	4,105,790
PotlatchDeltic Corp.	60,914	2,804,481
Preferred Apartment Communities, Inc., Class A	74,055	488,763
PS Business Parks, Inc.	13,858	1,748,880
QTS Realty Trust, Inc., Class A	36,207	2,455,559
Rayonier, Inc.	200,763	5,878,341
Regency Centers Corp.	115,090	4,570,224
Retail Opportunity Investments Corp. *	134,778	1,500,079
Retail Properties of America, Inc., Class A *	564,681	3,563,137
RLJ Lodging Trust	482,536	4,555,140
RPT Realty *	197,366	1,156,565
Ryman Hospitality Properties, Inc. *	64,635	2,466,472
Sabra Health Care REIT, Inc.	146,194	2,168,057
SBA Communications Corp.	22,241	6,807,303
Seritage Growth Properties, Class A *(a)	71,896	1,008,701
SITE Centers Corp.	500,460	3,758,455

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Spirit Realty Capital, Inc.	115,781	4,111,383
STAG Industrial, Inc.	65,478	2,114,939
STORE Capital Corp.	93,492	2,528,024
Summit Hotel Properties, Inc. *	258,740	1,523,979
Sun Communities, Inc.	36,555	5,449,619
Sunstone Hotel Investors, Inc. *	567,494	4,727,225
Tanger Factory Outlet Centers, Inc. (a)	343,590	1,955,027
Taubman Centers, Inc.	124,522	4,769,193
The GEO Group, Inc.	464,184	5,180,293
The Howard Hughes Corp. *	29,679	1,754,326
Uniti Group, Inc.	797,949	7,835,859
Urban Edge Properties *	162,645	1,717,531
VICI Properties, Inc.	112,528	2,513,876
Washington Prime Group, Inc. *(a)	3,545,469	2,410,919
Washington Real Estate Investment Trust	103,048	2,260,873
Weingarten Realty Investors	177,884	3,107,633
Xenia Hotels & Resorts, Inc. *	341,748	3,068,897
		270,909,767

Retailing 4.2%
At Home Group, Inc. *	123,581	2,361,633
Caleres, Inc.	380,999	2,975,602
Chico's FAS, Inc. *	2,990,563	3,827,921
Conn's, Inc. *	152,791	1,952,669
Designer Brands, Inc., Class A *	679,102	4,787,669
Dillard's, Inc., Class A (a)	157,039	4,744,148
Express, Inc. *	1,362,647	1,512,538
Five Below, Inc. *	24,691	2,702,430
Floor & Decor Holdings, Inc., Class A *	13,829	1,012,836
Francesca's Holdings Corp. *(a)	115,978	684,270
Genesco, Inc. *	213,968	4,172,376
Groupon, Inc. *	100,322	3,193,249
GrubHub, Inc. *	32,938	2,383,064
Guess?, Inc.	332,600	3,824,900
Haverty Furniture Cos., Inc.	115,813	2,445,971
Hibbett Sports, Inc. *	156,364	5,217,867
Lumber Liquidators Holdings, Inc. *	155,330	3,726,367
MarineMax, Inc. *	43,868	1,290,158
MercadoLibre, Inc. *	3,087	3,607,437
Monro, Inc.	43,311	1,996,204
National Vision Holdings, Inc. *	68,878	2,587,746
Ollie's Bargain Outlet Holdings, Inc. *	30,455	2,909,671
Party City Holdco, Inc. *	1,665,222	4,562,708
Pool Corp.	25,546	8,375,001
Rent-A-Center, Inc.	88,549	2,718,454
RH *	16,610	5,490,436
Sally Beauty Holdings, Inc. *	592,813	6,615,793
Shoe Carnival, Inc.	62,420	2,052,370
Sleep Number Corp. *	69,922	3,356,256
Sonic Automotive, Inc., Class A	230,196	9,728,083
Stamps.com, Inc. *	14,737	3,674,524
The Buckle, Inc.	156,486	2,932,548
The Cato Corp., Class A *	183,731	1,469,848
The Children's Place, Inc. *	66,166	1,321,004
The Michaels Cos., Inc. *	839,633	9,445,871
Zumiez, Inc. *	77,930	2,001,242
		127,660,864

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	39,937	2,960,131
Advanced Micro Devices, Inc. *	64,361	5,845,266
Ambarella, Inc. *	10,675	562,573
Amkor Technology, Inc. *	385,578	4,702,124
Brooks Automation, Inc.	45,239	2,335,690
Cabot Microelectronics Corp.	14,345	2,184,600
Cirrus Logic, Inc. *	84,061	5,093,256
Security	Number of Shares	Value ($)
Cree, Inc. *	139,609	8,809,328
Diodes, Inc. *	48,358	2,362,772
Entegris, Inc.	69,070	4,620,092
First Solar, Inc. *	144,753	11,086,632
Kulicke & Soffa Industries, Inc.	112,908	2,707,534
MKS Instruments, Inc.	51,938	6,208,149
Monolithic Power Systems, Inc.	10,478	2,798,988
Photronics, Inc. *	163,569	1,640,597
Power Integrations, Inc.	42,400	2,373,128
Semtech Corp. *	42,756	2,507,639
Silicon Laboratories, Inc. *	24,123	2,470,436
Synaptics, Inc. *	83,221	7,101,248
Ultra Clean Holdings, Inc. *	31,848	780,913
		79,151,096

Software & Services 4.2%
ACI Worldwide, Inc. *	105,435	3,097,680
Aspen Technology, Inc. *	28,504	3,620,863
Black Knight, Inc. *	75,692	6,365,697
Blackbaud, Inc. *	20,594	1,314,927
Cardtronics plc, Class A *	62,201	1,350,384
Cerence, Inc. *	47,822	2,544,130
CommVault Systems, Inc. *	49,358	2,133,746
CSG Systems International, Inc.	47,320	2,014,412
Ebix, Inc.	48,651	1,122,379
EPAM Systems, Inc. *	15,880	5,194,348
Euronet Worldwide, Inc. *	35,204	3,639,390
EVERTEC, Inc.	58,494	2,048,460
ExlService Holdings, Inc. *	31,171	1,985,281
Fair Isaac Corp. *	11,089	4,666,140
Fortinet, Inc. *	25,041	3,305,537
Gartner, Inc. *	46,897	6,088,169
GoDaddy, Inc., Class A *	25,809	2,159,697
j2 Global, Inc. *	48,680	3,407,113
KBR, Inc.	239,125	5,975,734
LiveRamp Holdings, Inc. *	78,819	4,401,253
Manhattan Associates, Inc. *	46,297	4,502,383
ManTech International Corp., Class A	45,052	3,372,142
MicroStrategy, Inc., Class A *	10,838	1,565,441
NIC, Inc.	63,859	1,365,305
Nuance Communications, Inc. *	172,304	5,162,228
Palo Alto Networks, Inc. *	3,403	875,966
Paycom Software, Inc. *	2,298	688,159
Pegasystems, Inc.	6,774	870,256
Perficient, Inc. *	38,357	1,645,899
Progress Software Corp.	64,386	2,439,586
PTC, Inc. *	45,871	4,193,068
Square, Inc., Class A *	8,950	1,428,062
SS&C Technologies Holdings, Inc.	85,194	5,428,562
Sykes Enterprises, Inc. *	106,212	3,516,148
Tyler Technologies, Inc. *	8,107	2,799,428
Unisys Corp. *	165,223	1,926,500
Verint Systems, Inc. *	50,148	2,385,039
Virtusa Corp. *	34,126	1,349,342
VMware, Inc., Class A *	43,258	6,248,186
WEX, Inc. *	19,620	3,133,510
Xperi Holding Corp.	265,552	3,327,367
		124,657,917

Technology Hardware & Equipment 4.6%
3D Systems Corp. *	68,411	375,576
ADTRAN, Inc.	264,432	2,932,551
Arista Networks, Inc. *	14,053	3,140,143
Badger Meter, Inc.	24,245	1,495,674
Belden, Inc.	110,284	3,714,365
Benchmark Electronics, Inc.	236,683	4,641,354

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ciena Corp. *	116,709	6,625,570
Cognex Corp.	70,987	4,911,591
Coherent, Inc. *	25,361	2,857,170
Comtech Telecommunications Corp.	56,246	933,684
CTS Corp.	51,012	1,066,151
Diebold Nixdorf, Inc. *	507,004	4,228,413
Dolby Laboratories, Inc., Class A	55,103	3,848,945
EchoStar Corp., Class A *	110,619	3,249,986
ePlus, Inc. *	33,538	2,573,035
Fabrinet *	43,523	3,037,035
Fitbit, Inc., Class A *	420,917	2,677,032
II-VI, Inc. *	111,784	4,974,388
InterDigital, Inc.	69,102	4,225,587
IPG Photonics Corp. *	28,835	4,663,485
Itron, Inc. *	37,504	2,234,113
Keysight Technologies, Inc. *	69,914	6,887,927
Knowles Corp. *	149,401	2,249,979
Littelfuse, Inc.	20,837	3,768,163
Lumentum Holdings, Inc. *	29,220	2,512,920
Methode Electronics, Inc.	86,617	2,452,127
MTS Systems Corp. *	44,346	1,082,043
National Instruments Corp.	122,484	4,395,951
NETGEAR, Inc. *	77,167	2,573,520
NetScout Systems, Inc. *	200,967	4,650,376
OSI Systems, Inc. *	26,653	2,098,924
PC Connection, Inc.	56,649	2,508,984
Plantronics, Inc. *	175,742	2,172,171
Plexus Corp. *	78,170	5,946,392
Rogers Corp. *	18,785	2,128,528
ScanSource, Inc. *	191,458	4,727,098
Stratasys Ltd. *(a)	74,644	1,109,210
TTM Technologies, Inc. *	324,785	3,722,036
ViaSat, Inc. *	66,036	2,625,591
Viavi Solutions, Inc. *	123,378	1,645,246
Vishay Intertechnology, Inc.	351,036	5,613,066
Zebra Technologies Corp., Class A *	20,844	5,972,431
		139,248,531

Telecommunication Services 0.9%
ATN International, Inc.	22,765	1,320,370
Cincinnati Bell, Inc. *	200,113	3,013,702
Cogent Communications Holdings, Inc.	29,765	2,001,994
Consolidated Communications Holdings, Inc. *	688,268	5,354,725
GCI Liberty, Inc., Class A *	33,337	2,692,963
Iridium Communications, Inc. *	63,995	1,792,500
Liberty Latin America Ltd., Class A *	110,015	1,078,147
Liberty Latin America Ltd., Class C *	283,426	2,703,884
Shenandoah Telecommunications Co.	41,131	2,274,544
United States Cellular Corp. *	57,076	2,076,425
Vonage Holdings Corp. *	229,570	2,628,576
		26,937,830

Transportation 2.5%
Air Transport Services Group, Inc. *	101,050	2,568,691
Alaska Air Group, Inc. *	98,418	3,833,381
Allegiant Travel Co. *	10,872	1,398,139
AMERCO	14,711	5,220,787
ArcBest Corp.	195,476	6,610,998
Atlas Air Worldwide Holdings, Inc. *	150,186	8,468,989
Atlas Corp.	278,126	2,400,227
Copa Holdings S.A., Class A *	22,792	1,213,674
Costamare, Inc.	232,885	1,176,069
Echo Global Logistics, Inc. *	115,669	3,160,077
Forward Air Corp.	59,050	3,483,359
Hawaiian Holdings, Inc. *	73,852	992,571
Security	Number of Shares	Value ($)
Heartland Express, Inc.	89,162	1,844,316
Hub Group, Inc., Class A *	124,792	6,718,801
JetBlue Airways Corp. *	339,891	3,915,544
Marten Transport Ltd.	124,506	2,261,029
Saia, Inc. *	36,375	4,881,525
Schneider National, Inc., Class B	141,862	3,838,786
SkyWest, Inc. *	34,567	1,163,180
Spirit Airlines, Inc. *(a)	72,584	1,297,802
Uber Technologies, Inc. *	28,652	963,567
Werner Enterprises, Inc.	119,559	5,500,910
YRC Worldwide, Inc. *(a)	841,984	3,511,073
		76,423,495

Utilities 2.8%
ALLETE, Inc.	78,726	4,248,055
American States Water Co.	27,133	2,064,279
Atlantica Sustainable Infrastructure plc	101,233	3,040,027
Avangrid, Inc.	76,288	3,664,876
Avista Corp.	123,255	4,543,179
Black Hills Corp.	72,114	4,044,153
California Water Service Group	43,945	1,992,466
Chesapeake Utilities Corp.	16,816	1,375,549
Clearway Energy, Inc., Class A	31,455	759,638
Clearway Energy, Inc., Class C	65,137	1,661,645
Essential Utilities, Inc.	122,383	5,201,278
Hawaiian Electric Industries, Inc.	163,596	5,662,058
IDACORP, Inc.	58,018	5,215,818
MGE Energy, Inc.	34,085	2,215,184
National Fuel Gas Co.	137,280	6,265,459
New Jersey Resources Corp.	130,964	3,947,255
Northwest Natural Holding Co.	37,047	1,893,472
NorthWestern Corp.	75,398	3,893,553
ONE Gas, Inc.	62,982	4,668,226
Ormat Technologies, Inc.	32,331	1,967,988
Otter Tail Corp.	56,726	2,203,805
PNM Resources, Inc.	117,271	5,122,397
SJW Group	11,638	727,724
South Jersey Industries, Inc.	114,815	2,543,152
Spire, Inc.	66,239	3,855,772
Unitil Corp.	24,222	1,022,168
		83,799,176
Total Common Stock
(Cost $3,169,704,492)		2,997,157,189

Other Investment Companies 0.9% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (b)	2,087,948	2,087,948

Securities Lending Collateral 0.8%
Wells Fargo Government Money Market Fund, Select Class 0.06% (b)	23,980,757	23,980,757
Total Other Investment Companies
(Cost $26,068,705)		26,068,705

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	99	7,728,435	(46,096)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,121,504.
(b)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,997,157,189	$—	$—	$2,997,157,189
Other Investment Companies[1]	26,068,705	—	—	26,068,705
Liabilities
Futures Contracts[2]	(46,096)	—	—	(46,096)
Total	$3,023,179,798	$—	$—	$3,023,179,798
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,171,792,440) including securities on loan of $22,121,504		$2,999,245,137
Collateral invested for securities on loan, at value (cost $23,980,757)		23,980,757
Cash		2,838,359
Deposit with broker for futures contracts		446,598
Receivables:
Dividends		3,273,414
Income from securities on loan	+	446,196
Total assets		3,030,230,461
Liabilities
Collateral held for securities on loan		23,980,757
Payables:
Management fees		595,415
Variation margin on futures contracts	+	42,552
Total liabilities		24,618,724
Net Assets
Total assets		3,030,230,461
Total liabilities	–	24,618,724
Net assets		$3,005,611,737
Net Assets by Source
Capital received from investors		3,415,504,365
Total distributable loss		(409,892,628)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,005,611,737		86,350,000		$34.81

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $63,223)		$30,005,271
Securities on loan, net	+	2,331,648
Total investment income		32,336,919
Expenses
Management fees		3,830,014
Total expenses	–	3,830,014
Net investment income		28,506,905
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(306,743,429)
Net realized gains on in-kind redemptions		235,909,341
Net realized losses on futures contracts	+	(1,395,467)
Net realized losses		(72,229,555)
Net change in unrealized appreciation (depreciation) on investments		70,008,249
Net change in unrealized appreciation (depreciation) on futures contracts	+	648,593
Net change in unrealized appreciation (depreciation)	+	70,656,842
Net realized and unrealized losses		(1,572,713)
Increase in net assets resulting from operations		$26,934,192

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$28,506,905	$50,275,344
Net realized gains (losses)		(72,229,555)	111,141,879
Net change in unrealized appreciation (depreciation)	+	70,656,842	(444,489,381)
Increase (decrease) in net assets resulting from operations		26,934,192	(283,072,158)
Distributions to Shareholders
Total distributions		($21,021,675)	($50,954,980)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,300,000	$657,683,750	27,150,000	$1,041,018,392
Shares redeemed	+	(35,550,000)	(1,082,694,355)	(17,900,000)	(685,064,295)
Net transactions in fund shares		(12,250,000)	($425,010,605)	9,250,000	$355,954,097
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,600,000	$3,424,709,825	89,350,000	$3,402,782,866
Total increase or decrease	+	(12,250,000)	(419,098,088)	9,250,000	21,926,959
End of period		86,350,000	$3,005,611,737	98,600,000	$3,424,709,825

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$25.24	$27.54	$30.28	$26.00	$22.08	$27.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.91	0.94	0.80	0.74	0.70
Net realized and unrealized gains (losses)	0.01	(2.29)	(2.81)	4.19	3.79	(5.30)
Total from investment operations	0.40	(1.38)	(1.87)	4.99	4.53	(4.60)
Less distributions:
Distributions from net investment income	(0.20)	(0.92)	(0.87)	(0.71)	(0.61)	(0.49)
Net asset value at end of period	$25.44	$25.24	$27.54	$30.28	$26.00	$22.08
Total return	1.63% [2]	(5.32%)	(6.00%)	19.19%	20.62%	(17.02%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	3.34% [3]	3.27%	3.29%	2.76%	2.98%	2.80%
Portfolio turnover rate[4]	8% [2]	20%	14%	10%	11%	12%
Net assets, end of period (x 1,000)	$4,119,275	$4,416,696	$4,083,580	$3,630,569	$1,928,861	$885,348

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 5.6%
AGL Energy Ltd.	265,196	2,902,660
Amcor plc	246,430	2,761,046
AMP Ltd. *	3,171,159	3,588,202
Ampol Ltd.	210,553	4,051,689
APA Group	187,496	1,446,251
Aristocrat Leisure Ltd.	39,619	831,247
Aurizon Holdings Ltd.	632,033	2,033,277
Australia & New Zealand Banking Group Ltd.	1,093,302	14,780,317
Bendigo & Adelaide Bank Ltd.	183,106	885,621
BHP Group Ltd.	904,868	25,369,180
BlueScope Steel Ltd.	269,044	2,524,948
Boral Ltd.	521,469	1,546,466
Brambles Ltd.	327,702	2,687,683
Coca-Cola Amatil Ltd.	138,460	931,822
Coles Group Ltd.	243,988	3,199,224
Commonwealth Bank of Australia	437,058	22,069,882
Computershare Ltd.	84,193	827,501
Crown Resorts Ltd.	157,573	1,049,963
CSL Ltd.	25,062	5,301,080
Downer EDI Ltd.	354,382	1,176,753
Fortescue Metals Group Ltd.	479,092	6,172,122
Goodman Group	115,346	1,561,918
Incitec Pivot Ltd.	704,508	1,094,139
Insurance Australia Group Ltd.	658,982	2,324,660
Lendlease Corp., Ltd.	242,239	2,081,698
Macquarie Group Ltd.	57,904	5,468,483
Medibank Pvt Ltd.	848,063	1,712,215
Metcash Ltd.	939,641	2,029,141
Mirvac Group	769,143	1,200,209
National Australia Bank Ltd.	1,005,277	13,330,102
Newcrest Mining Ltd.	62,020	1,465,905
Oil Search Ltd.	283,652	685,964
Orica Ltd.	108,053	1,388,846
Origin Energy Ltd.	628,040	2,601,014
QBE Insurance Group Ltd.	400,562	3,143,059
Ramsay Health Care Ltd.	22,858	1,099,815
Rio Tinto Ltd.	125,969	9,129,714
Scentre Group	1,025,426	1,713,879
Sims Ltd.	178,180	1,067,361
Sonic Healthcare Ltd.	85,831	2,034,415
South32 Ltd.	1,379,848	2,142,979
Stockland	594,465	1,740,960
Suncorp Group Ltd.	595,775	4,097,629
Tabcorp Holdings Ltd.	356,137	953,439
Telstra Corp., Ltd.	2,460,929	5,259,741
Transurban Group	168,159	1,673,912
Viva Energy Group Ltd.	1,134,810	1,409,938
Wesfarmers Ltd.	444,244	15,612,247
Westpac Banking Corp.	1,319,012	17,109,832
Woodside Petroleum Ltd.	294,687	4,267,181
Woolworths Group Ltd.	473,554	13,963,142
		229,500,471

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	23,993	804,592
Erste Group Bank AG *	96,927	2,362,447
OMV AG *	76,231	2,485,253
Raiffeisen Bank International AG *	58,201	1,044,083
voestalpine AG	112,073	2,789,243
Wienerberger AG *	38,469	1,040,679
		10,526,297

Belgium 0.8%
Ageas S.A. N.V.	66,512	2,799,986
Anheuser-Busch InBev S.A.	190,642	11,127,462
Colruyt S.A.	22,711	1,439,545
Groupe Bruxelles Lambert S.A.	36,927	3,426,155
KBC Groep N.V.	81,393	4,682,150
Proximus SADP	66,395	1,317,331
Solvay S.A.	31,711	2,754,857
UCB S.A.	18,270	2,174,514
Umicore S.A.	53,437	2,459,819
		32,181,819

Canada 6.5%
Agnico Eagle Mines Ltd.	22,185	1,831,056
Air Canada *	42,526	574,433
Alimentation Couche-Tard, Inc., B Shares	185,252	6,052,556
ARC Resources Ltd.	292,054	1,474,896
Atco Ltd., Class I	33,424	1,019,433
Bank of Montreal (a)	157,638	10,015,176
Barrick Gold Corp.	120,357	3,569,281
Bausch Health Cos., Inc. *	129,506	2,151,890
BCE, Inc.	84,234	3,624,205
Brookfield Asset Management, Inc., Class A	196,073	6,624,301
Canadian Imperial Bank of Commerce	103,558	8,230,912
Canadian National Railway Co.	116,093	12,212,062
Canadian Natural Resources Ltd.	375,485	7,412,007
Canadian Pacific Railway Ltd.	21,268	6,298,867
Canadian Tire Corp., Ltd., Class A	28,953	3,032,071
Cenovus Energy, Inc.	565,790	2,674,904
CGI, Inc. *	45,232	3,180,595
CI Financial Corp.	112,993	1,606,071
Crescent Point Energy Corp.	993,319	1,745,808
Dollarama, Inc.	40,244	1,572,758
Emera, Inc.	27,337	1,117,230
Empire Co., Ltd., A Shares	84,477	2,201,154
Enbridge, Inc.	275,492	8,823,271
Fairfax Financial Holdings Ltd.	6,049	1,866,720
Finning International, Inc.	82,286	1,257,388
First Quantum Minerals Ltd.	219,001	2,169,924
Fortis, Inc.	71,980	2,882,073
George Weston Ltd.	35,640	2,577,503
Gibson Energy, Inc.	54,992	1,002,387
Gildan Activewear, Inc.	67,318	1,306,629
Great-West Lifeco, Inc.	70,237	1,434,442
H&R Real Estate Investment Trust	89,165	689,806
Husky Energy, Inc.	383,542	1,298,147
Hydro One Ltd.	79,037	1,637,821

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
IA Financial Corp., Inc.	24,627	887,400
Imperial Oil Ltd.	125,957	2,079,385
Intact Financial Corp.	17,638	1,891,251
Inter Pipeline Ltd.	116,646	1,232,753
Keyera Corp.	53,456	977,261
Kinross Gold Corp. *	173,605	1,542,919
Linamar Corp.	36,581	1,148,289
Loblaw Cos. Ltd.	61,573	3,185,568
Magna International, Inc.	226,166	11,025,799
Manulife Financial Corp.	408,286	6,028,952
Methanex Corp.	51,903	1,158,800
Metro, Inc.	59,331	2,682,975
National Bank of Canada	64,217	3,533,796
Nutrien Ltd.	137,255	5,089,059
Onex Corp.	30,310	1,473,220
Open Text Corp.	23,762	1,078,906
Parkland Corp.	30,576	867,566
Pembina Pipeline Corp.	79,089	1,960,608
Power Corp. of Canada	271,335	5,422,743
Restaurant Brands International, Inc.	14,655	794,865
RioCan Real Estate Investment Trust	67,353	786,246
Rogers Communications, Inc., B Shares	91,029	3,790,808
Royal Bank of Canada	260,517	19,860,435
Saputo, Inc.	62,793	1,568,198
Shaw Communications, Inc., B Shares	135,985	2,545,511
SNC-Lavalin Group, Inc.	110,923	1,964,851
Sun Life Financial, Inc.	110,096	4,600,043
Suncor Energy, Inc.	609,172	9,785,464
TC Energy Corp.	135,543	6,344,654
Teck Resources Ltd., Class B	302,770	3,494,885
TELUS Corp.	278,088	5,126,577
TFI International, Inc.	30,742	1,360,439
The Bank of Nova Scotia	303,094	13,112,866
The Toronto-Dominion Bank	323,299	16,145,720
Thomson Reuters Corp.	46,501	3,558,552
TransAlta Corp.	153,143	984,948
Waste Connections, Inc.	16,526	1,654,439
West Fraser Timber Co., Ltd.	39,934	2,143,891
WSP Global, Inc.	18,319	1,244,137
		269,302,556

Denmark 1.1%
AP Moller - Maersk A/S, A Shares	2,418	3,449,486
AP Moller - Maersk A/S, B Shares	3,533	5,428,355
Carlsberg A/S, B Shares	16,967	2,389,415
Coloplast A/S, B Shares	8,475	1,441,171
Danske Bank A/S *	310,809	4,820,432
DSV PANALPINA A/S	19,930	3,123,022
ISS A/S *	103,655	1,599,291
Novo Nordisk A/S, B Shares	166,510	11,051,803
Novozymes A/S, B Shares	28,349	1,680,997
Orsted A/S	17,376	2,463,762
Pandora A/S	40,400	2,956,992
Vestas Wind Systems A/S	34,554	5,264,716
		45,669,442

Finland 1.3%
Elisa Oyj	22,235	1,310,718
Fortum Oyj	102,513	2,171,867
Kesko Oyj, B Shares	105,772	2,351,599
Kone Oyj, B Shares	51,430	4,418,716
Metso Outotec Oyj	112,643	837,256
Neles Oyj	26,197	358,419
Neste Oyj	75,673	4,055,357
Nokia Oyj *	1,630,132	7,939,572
Nokian Renkaat Oyj	58,325	1,627,356
Security	Number of Shares	Value ($)
Nordea Bank Abp *	1,270,921	10,261,241
Outokumpu Oyj *(a)	397,559	1,074,066
Sampo Oyj, A Shares	106,943	4,314,018
Stora Enso Oyj, R Shares	239,217	3,527,511
UPM-Kymmene Oyj	185,601	5,640,248
Wartsila Oyj Abp	166,626	1,427,616
		51,315,560

France 8.8%
Accor S.A. *	35,326	1,087,467
Air France-KLM *(a)	232,859	1,051,570
Air Liquide S.A.	71,353	11,865,784
Airbus SE *	66,008	5,434,388
Alstom S.A. *	45,929	2,561,880
Arkema S.A.	29,643	3,293,450
Atos SE *	26,154	2,267,720
AXA S.A.	633,212	12,931,488
BNP Paribas S.A. *	475,028	20,772,941
Bollore S.A.	274,764	1,034,446
Bouygues S.A. *(a)	116,970	4,651,354
Bureau Veritas S.A. *	47,318	1,074,927
Capgemini SE	33,836	4,694,077
Carrefour S.A.	503,636	8,107,277
Casino Guichard Perrachon S.A. *(a)	76,037	1,977,869
Cie de Saint-Gobain *	311,508	12,659,186
Cie Generale des Etablissements Michelin S.C.A.	83,352	9,432,182
CNP Assurances *	70,422	944,962
Credit Agricole S.A. *	380,492	3,907,966
Danone S.A.	106,157	6,995,414
Dassault Systemes SE	6,487	1,224,621
Eiffage S.A. *	26,928	2,486,836
Electricite de France S.A.	412,514	4,342,434
Elis S.A. *	53,198	690,301
Engie S.A. *	883,605	12,316,396
EssilorLuxottica S.A. *	21,095	2,828,123
Eurazeo SE *	18,040	954,044
Eutelsat Communications S.A.	84,666	851,363
Faurecia SE *	48,515	2,118,366
Hermes International	1,969	1,694,062
Ingenico Group S.A. *	7,956	1,353,030
Kering S.A.	6,483	3,989,872
Klepierre S.A.	40,739	671,874
L'Oreal S.A.	25,523	8,452,163
Lagardere S.C.A. *(a)	93,527	1,859,008
Legrand S.A.	38,459	3,215,055
LVMH Moet Hennessy Louis Vuitton SE	24,598	11,555,387
Natixis S.A. *	450,079	1,240,717
Orange S.A.	1,038,860	11,591,827
Pernod-Ricard S.A.	24,296	4,169,653
Peugeot S.A. *	380,727	6,543,101
Publicis Groupe S.A. *	80,962	2,843,796
Rallye S.A. *(a)	191,053	942,521
Renault S.A. *	265,877	7,580,542
Rexel S.A. *	296,317	3,972,605
Rubis S.C.A.	20,459	968,442
Safran S.A. *	40,197	4,664,103
Sanofi	244,260	24,792,468
Schneider Electric SE	116,419	14,445,254
SCOR SE *	55,730	1,494,300
SES S.A.	167,708	1,193,394
Societe Generale S.A. *	709,481	11,524,384
Sodexo S.A.	26,186	1,877,777
STMicroelectronics N.V.	94,849	2,859,689
Suez S.A.	170,927	2,965,116
TechnipFMC plc	190,971	1,485,461
Teleperformance	5,375	1,661,056

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Thales S.A.	18,561	1,453,971
Total SE	1,180,890	46,746,667
Valeo S.A.	158,827	4,862,700
Veolia Environnement S.A.	202,936	4,902,569
Vinci S.A.	101,316	9,521,454
Vivendi S.A.	200,775	5,714,784
Wendel SE	9,930	1,020,724
		360,388,358

Germany 8.7%
adidas AG *	23,522	7,162,190
Allianz SE	108,572	23,569,780
Aurubis AG	49,593	3,566,950
BASF SE	459,811	28,078,466
Bayer AG	277,978	18,464,158
Bayerische Motoren Werke AG	251,021	18,057,553
Beiersdorf AG	11,726	1,357,496
Brenntag AG	60,556	3,799,257
Commerzbank AG *	822,907	4,785,951
Continental AG	71,077	7,752,417
Covestro AG	114,186	5,443,314
Daimler AG	698,974	35,648,589
Deutsche Bank AG *	919,780	8,827,591
Deutsche Boerse AG	13,854	2,624,482
Deutsche Lufthansa AG *(a)	288,973	3,017,065
Deutsche Post AG	364,453	16,615,279
Deutsche Telekom AG	1,403,142	24,751,804
Deutsche Wohnen SE	26,300	1,404,084
E.ON SE	858,544	10,175,351
Evonik Industries AG	80,243	2,331,990
Freenet AG	59,985	1,298,119
Fresenius Medical Care AG & Co. KGaA	58,647	4,984,071
Fresenius SE & Co. KGaA	134,391	6,236,129
GEA Group AG	59,940	2,190,702
Hannover Rueck SE	11,320	1,930,542
HeidelbergCement AG	72,609	4,621,453
Hella GmbH & Co. KGaA	21,112	1,035,205
Henkel AG & Co. KGaA	23,362	2,102,470
HUGO BOSS AG	36,281	963,264
Infineon Technologies AG	169,277	4,688,670
K+S AG (a)	187,811	1,310,839
KION Group AG	19,582	1,659,478
LANXESS AG	32,178	1,886,066
Leoni AG *(a)	92,477	650,869
Merck KGaA	18,474	2,510,982
METRO AG	186,205	1,846,562
MTU Aero Engines AG	5,912	1,097,689
Muenchener Rueckversicherungs-Gesellschaft AG	36,624	10,586,579
OSRAM Licht AG *	15,336	802,423
ProSiebenSat.1 Media SE *	140,501	1,593,282
Rheinmetall AG	13,223	1,226,222
RWE AG	238,312	9,490,812
Salzgitter AG *	74,458	1,202,594
SAP SE	93,242	15,393,229
Siemens AG	222,870	30,828,189
Symrise AG	11,402	1,575,666
Telefonica Deutschland Holding AG	459,215	1,271,943
ThyssenKrupp AG *	294,281	2,120,120
Uniper SE	165,169	5,420,332
United Internet AG	33,944	1,670,092
Volkswagen AG *	21,255	3,818,073
Vonovia SE	45,713	3,280,229
		358,726,662

Security	Number of Shares	Value ($)
Hong Kong 1.7%
AAC Technologies Holdings, Inc.	154,315	973,659
AIA Group Ltd.	960,299	9,887,791
BOC Hong Kong Holdings Ltd.	785,000	2,228,344
China Mengniu Dairy Co., Ltd. *	318,054	1,563,564
CK Asset Holdings Ltd.	586,047	3,183,497
CK Hutchison Holdings Ltd.	869,330	5,692,599
CLP Holdings Ltd.	403,975	3,969,303
Galaxy Entertainment Group Ltd.	277,234	2,183,846
Hang Seng Bank Ltd.	116,558	1,833,309
Henderson Land Development Co., Ltd.	208,851	823,261
Hong Kong & China Gas Co., Ltd.	912,335	1,327,863
Hong Kong Exchanges & Clearing Ltd.	45,436	2,293,448
Hongkong Land Holdings Ltd.	243,710	933,409
Jardine Matheson Holdings Ltd.	60,687	2,548,854
Jardine Strategic Holdings Ltd.	57,912	1,161,715
Lenovo Group Ltd.	3,709,922	2,479,616
Link REIT	152,136	1,211,175
MTR Corp., Ltd.	282,914	1,472,950
New World Development Co., Ltd.	532,294	2,764,441
Noble Group Ltd. *(a)(b)	54,070,092	596,537
PCCW Ltd.	2,043,801	1,281,636
Sands China Ltd.	481,672	2,125,531
Sino Land Co., Ltd.	694,759	809,491
Sun Hung Kai Properties Ltd.	347,729	4,675,182
Swire Pacific Ltd., A Shares	280,662	1,528,220
Swire Pacific Ltd., B Shares	484,341	439,961
Techtronic Industries Co., Ltd.	145,294	1,844,729
The Wharf Holdings Ltd.	1,149,488	2,242,571
Want Want China Holdings Ltd.	1,188,087	815,549
WH Group Ltd.	3,641,940	3,143,756
Wharf Real Estate Investment Co., Ltd.	477,187	1,985,675
Yue Yuen Industrial Holdings Ltd.	579,582	1,003,592
		71,025,074

Ireland 0.1%
Bank of Ireland Group plc *	431,635	973,580
Kerry Group plc, A Shares	15,352	2,019,625
		2,993,205

Israel 0.2%
Bank Hapoalim B.M.	207,807	1,261,071
Bank Leumi Le-Israel	243,805	1,251,121
Bezeq The Israeli Telecommunication Corp., Ltd. *	1,908,127	2,182,099
ICL Group Ltd.	319,929	1,192,187
Teva Pharmaceutical Industries Ltd. *	369,139	3,530,871
		9,417,349

Italy 3.0%
A2A S.p.A.	570,207	834,012
Assicurazioni Generali S.p.A.	428,611	6,666,331
Atlantia S.p.A. *	142,601	2,273,348
Banco BPM S.p.A. *	828,779	1,399,544
CNH Industrial N.V. *	433,670	3,440,710
Enel S.p.A.	2,760,347	25,053,098
Eni S.p.A.	1,940,455	18,101,368
EXOR N.V.	122,843	7,257,559
Ferrari N.V.	5,664	1,105,494
Fiat Chrysler Automobiles N.V. *	1,040,242	11,484,084
Hera S.p.A.	221,816	849,430
Intesa Sanpaolo S.p.A. *	6,989,523	15,089,890
Leonardo S.p.A.	169,166	1,146,717

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mediobanca Banca di Credito Finanziario S.p.A.	165,117	1,437,989
Pirelli & C S.p.A. *	195,454	846,421
Poste Italiane S.p.A.	107,430	988,019
Prysmian S.p.A.	65,176	1,827,084
Saipem S.p.A.	302,758	649,940
Saras S.p.A. *	875,884	609,129
Snam S.p.A.	472,558	2,424,519
Telecom Italia S.p.A.	11,478,954	5,474,830
Tenaris S.A.	186,363	1,096,574
Terna Rete Elettrica Nazionale S.p.A.	237,243	1,718,842
UniCredit S.p.A. *	1,105,517	10,907,685
Unipol Gruppo S.p.A. *	248,270	1,199,551
		123,882,168

Japan 24.7%
Aeon Co., Ltd.	269,289	6,676,041
AGC, Inc.	120,550	3,416,029
Air Water, Inc.	70,954	996,949
Aisin Seiki Co., Ltd.	144,834	4,978,263
Ajinomoto Co., Inc.	146,450	2,728,891
Alfresa Holdings Corp.	111,766	2,244,911
Alps Alpine Co., Ltd.	118,327	1,881,270
Amada Co., Ltd.	121,442	1,081,062
ANA Holdings, Inc. *	55,121	1,376,141
Asahi Group Holdings Ltd.	83,788	2,933,706
Asahi Kasei Corp.	623,771	5,235,100
Asics Corp.	72,857	1,005,824
Astellas Pharma, Inc.	413,488	6,490,177
Bandai Namco Holdings, Inc.	37,244	2,313,416
Bic Camera, Inc.	90,601	1,003,023
Bridgestone Corp.	325,898	10,329,041
Brother Industries Ltd.	105,506	1,746,080
Canon, Inc.	450,416	7,781,245
Casio Computer Co., Ltd.	56,699	913,750
Central Japan Railway Co.	43,543	6,524,572
Chubu Electric Power Co., Inc.	436,951	5,395,703
Chugai Pharmaceutical Co., Ltd.	33,380	1,486,039
Coca-Cola Bottlers Japan Holdings, Inc.	58,811	980,507
COMSYS Holdings Corp.	34,002	949,728
Concordia Financial Group Ltd.	411,519	1,365,974
Cosmo Energy Holdings Co., Ltd.	83,644	1,326,693
Dai Nippon Printing Co., Ltd.	148,955	3,166,058
Dai-ichi Life Holdings, Inc.	390,095	5,905,960
Daicel Corp.	169,489	1,230,671
Daido Steel Co., Ltd.	24,775	824,704
Daiichi Sankyo Co., Ltd.	54,395	4,845,769
Daikin Industries Ltd.	42,846	8,066,579
Daito Trust Construction Co., Ltd.	24,715	2,191,011
Daiwa House Industry Co., Ltd.	253,394	6,787,361
Daiwa Securities Group, Inc.	521,664	2,351,411
Denka Co., Ltd.	44,321	1,246,313
Denso Corp.	224,976	9,455,590
Dentsu Group, Inc.	69,658	1,828,732
DIC Corp.	60,108	1,430,077
East Japan Railway Co.	120,240	7,820,220
Ebara Corp.	48,579	1,251,524
EDION Corp.	101,793	1,152,844
Eisai Co., Ltd.	34,747	3,035,796
Electric Power Development Co., Ltd.	109,863	1,656,570
ENEOS Holdings, Inc.	2,772,030	10,863,838
FANUC Corp.	28,761	5,045,956
Fast Retailing Co., Ltd.	4,463	2,663,196
Fuji Electric Co., Ltd.	51,959	1,624,255
FUJIFILM Holdings Corp.	129,651	6,169,258
Fujikura Ltd.	374,440	1,101,658
Fujitsu Ltd.	78,136	10,182,842
Security	Number of Shares	Value ($)
Furukawa Electric Co., Ltd.	50,790	1,210,780
H2O Retailing Corp.	119,695	836,381
Hakuhodo DY Holdings, Inc.	97,166	1,209,478
Hankyu Hanshin Holdings, Inc.	55,057	1,788,593
Hanwa Co., Ltd.	60,362	1,216,973
Haseko Corp.	142,063	1,938,471
Hino Motors Ltd.	219,895	1,480,551
Hitachi Construction Machinery Co., Ltd.	43,065	1,510,696
Hitachi Ltd.	529,214	17,616,346
Hitachi Metals Ltd.	103,356	1,550,657
Hokkaido Electric Power Co., Inc.	206,051	880,203
Hokuriku Electric Power Co.	147,294	1,087,568
Honda Motor Co., Ltd.	1,254,901	32,294,072
Hoya Corp.	34,037	3,342,877
Idemitsu Kosan Co., Ltd.	553,095	12,183,789
IHI Corp.	87,439	1,298,660
Iida Group Holdings Co., Ltd.	98,209	1,917,041
Inpex Corp.	512,246	3,254,763
Isetan Mitsukoshi Holdings Ltd.	289,935	1,596,700
Isuzu Motors Ltd.	318,379	3,149,414
ITOCHU Corp.	412,530	10,594,799
J Front Retailing Co., Ltd.	147,197	1,024,389
Japan Airlines Co., Ltd.	70,079	1,397,020
Japan Post Bank Co., Ltd.	115,147	926,214
Japan Post Holdings Co., Ltd.	577,373	4,266,936
Japan Post Insurance Co., Ltd.	51,297	819,436
Japan Tobacco, Inc.	400,205	7,481,790
JFE Holdings, Inc.	705,761	5,344,204
JGC Holdings Corp.	122,818	1,356,216
JSR Corp.	65,730	1,400,819
JTEKT Corp.	211,598	1,634,200
K's Holdings Corp.	108,463	1,537,271
Kajima Corp.	229,186	2,854,964
Kaneka Corp.	44,524	1,128,582
Kao Corp.	66,732	5,077,660
Kawasaki Heavy Industries Ltd.	114,985	1,628,624
KDDI Corp.	583,111	16,925,038
Keio Corp.	18,591	1,123,752
Kewpie Corp.	51,228	970,020
Keyence Corp.	7,032	2,896,485
Kikkoman Corp.	27,042	1,468,829
Kintetsu Group Holdings Co., Ltd.	34,682	1,524,052
Kirin Holdings Co., Ltd.	242,676	4,771,366
Kobe Steel Ltd. *	626,617	2,404,952
Koito Manufacturing Co., Ltd.	41,758	2,024,010
Komatsu Ltd.	336,409	7,309,032
Konica Minolta, Inc.	473,056	1,530,088
Kubota Corp.	314,093	5,676,451
Kuraray Co., Ltd.	196,114	2,006,541
Kyocera Corp.	79,845	4,583,116
Kyushu Electric Power Co., Inc.	336,500	2,979,617
Kyushu Railway Co.	39,179	863,789
LIXIL Group Corp.	142,934	2,628,330
Makita Corp.	57,102	2,638,501
Marubeni Corp.	1,099,509	6,631,581
Matsumotokiyoshi Holdings Co., Ltd.	28,645	1,002,150
Mazda Motor Corp.	804,971	5,161,774
Medipal Holdings Corp.	98,783	1,888,190
MEIJI Holdings Co., Ltd.	42,258	3,411,085
MINEBEA MITSUMI, Inc.	110,112	1,909,529
MISUMI Group, Inc.	40,709	1,067,966
Mitsubishi Chemical Holdings Corp.	876,915	5,125,295
Mitsubishi Corp.	467,540	11,077,319
Mitsubishi Electric Corp.	840,156	11,590,817
Mitsubishi Estate Co., Ltd.	174,853	2,739,575
Mitsubishi Gas Chemical Co., Inc.	102,711	1,834,454
Mitsubishi Heavy Industries Ltd.	197,572	4,906,463
Mitsubishi Materials Corp.	117,619	2,471,169

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsubishi Motors Corp.	560,118	1,346,882
Mitsubishi UFJ Financial Group, Inc.	4,299,543	17,940,947
Mitsui & Co., Ltd.	644,918	11,640,087
Mitsui Chemicals, Inc.	113,608	2,670,798
Mitsui Fudosan Co., Ltd.	197,691	3,579,299
Mitsui Mining & Smelting Co., Ltd.	41,830	1,005,072
Mitsui OSK Lines Ltd.	90,664	1,678,282
Mizuho Financial Group, Inc.	8,244,290	11,179,489
MS&AD Insurance Group Holdings, Inc.	158,693	4,401,114
Murata Manufacturing Co., Ltd.	104,043	6,161,441
Nagase & Co., Ltd.	121,369	1,580,561
Nagoya Railroad Co., Ltd.	45,132	1,259,329
NEC Corp.	99,549	5,247,573
NGK Insulators Ltd.	89,786	1,275,944
NGK Spark Plug Co., Ltd.	87,261	1,501,733
NH Foods Ltd.	70,655	3,201,445
NHK Spring Co., Ltd.	177,047	1,113,587
Nichirei Corp.	38,870	1,014,223
Nidec Corp.	46,670	3,921,697
Nikon Corp.	171,649	1,346,711
Nintendo Co., Ltd.	6,819	3,648,546
Nippon Electric Glass Co., Ltd.	55,244	1,029,395
Nippon Express Co., Ltd.	47,184	2,789,794
Nippon Light Metal Holdings Co., Ltd.	477,615	837,724
Nippon Paper Industries Co., Ltd.	89,173	1,135,212
Nippon Shokubai Co., Ltd.	15,216	800,653
Nippon Steel Corp.	921,619	9,077,571
Nippon Steel Trading Corp.	22,039	662,968
Nippon Telegraph & Telephone Corp.	595,484	13,541,512
Nippon Yusen K.K.	182,384	2,851,550
Nissan Motor Co., Ltd.	2,373,256	9,656,843
Nisshin Seifun Group, Inc.	81,053	1,338,336
Nitori Holdings Co., Ltd.	9,359	1,957,496
Nitto Denko Corp.	65,259	3,963,110
NOK Corp.	101,194	1,102,165
Nomura Holdings, Inc.	956,139	4,909,403
Nomura Real Estate Holdings, Inc.	42,679	816,594
NSK Ltd.	277,773	2,129,562
NTN Corp.	440,506	847,407
NTT Data Corp.	154,424	1,764,929
NTT DOCOMO, Inc.	360,133	10,048,881
Obayashi Corp.	294,044	2,875,417
Odakyu Electric Railway Co., Ltd.	52,620	1,301,544
Oji Holdings Corp.	510,115	2,304,164
Olympus Corp.	124,266	2,459,657
Omron Corp.	47,465	3,477,798
Ono Pharmaceutical Co., Ltd.	47,966	1,446,963
Oriental Land Co., Ltd.	10,369	1,407,043
ORIX Corp.	340,132	4,240,224
Osaka Gas Co., Ltd.	216,988	4,241,748
Otsuka Corp.	22,411	1,098,941
Otsuka Holdings Co., Ltd.	103,652	4,551,911
Pan Pacific International Holdings Corp.	65,226	1,532,161
Panasonic Corp.	1,259,619	11,615,648
Rakuten, Inc.	111,274	979,006
Recruit Holdings Co., Ltd.	112,552	4,273,038
Renesas Electronics Corp. *	173,350	1,090,334
Resona Holdings, Inc.	724,197	2,663,368
Ricoh Co., Ltd.	420,955	3,147,884
Rohm Co., Ltd.	20,911	1,344,835
Ryohin Keikaku Co., Ltd.	58,302	912,644
Santen Pharmaceutical Co., Ltd.	53,468	1,018,990
SBI Holdings, Inc.	40,625	924,401
Secom Co., Ltd.	35,422	3,348,631
Seiko Epson Corp.	163,298	1,949,505
Seino Holdings Co., Ltd.	92,348	1,411,628
Sekisui Chemical Co., Ltd.	164,638	2,634,643
Sekisui House Ltd.	233,351	4,612,228
Security	Number of Shares	Value ($)
Seven & i Holdings Co., Ltd.	315,705	10,220,333
SG Holdings Co., Ltd.	56,330	2,589,549
Shikoku Electric Power Co., Inc.	107,010	813,335
Shimadzu Corp.	41,668	1,243,616
Shimamura Co., Ltd.	16,603	1,369,949
Shimano, Inc.	9,896	2,095,009
Shimizu Corp.	240,654	1,851,796
Shin-Etsu Chemical Co., Ltd.	63,144	7,672,313
Shionogi & Co., Ltd.	34,433	1,910,221
Shiseido Co., Ltd.	32,356	1,882,869
Showa Denko K.K.	72,709	1,417,224
SMC Corp.	5,966	3,277,095
Softbank Corp.	374,499	4,917,628
SoftBank Group Corp.	484,048	30,116,919
Sojitz Corp.	787,328	1,804,146
Sompo Holdings, Inc.	111,228	4,174,524
Sony Corp.	169,995	13,319,708
Stanley Electric Co., Ltd.	52,047	1,492,035
Subaru Corp.	351,070	7,291,543
Sumitomo Chemical Co., Ltd.	1,088,874	3,542,473
Sumitomo Corp.	484,245	6,276,531
Sumitomo Electric Industries Ltd.	588,706	6,933,790
Sumitomo Forestry Co., Ltd.	95,353	1,525,900
Sumitomo Heavy Industries Ltd.	67,736	1,541,298
Sumitomo Metal Mining Co., Ltd.	87,484	2,670,430
Sumitomo Mitsui Financial Group, Inc.	455,347	13,388,391
Sumitomo Mitsui Trust Holdings, Inc.	100,248	2,903,122
Sumitomo Realty & Development Co., Ltd.	68,222	2,014,268
Sumitomo Rubber Industries Ltd.	155,756	1,499,617
Suntory Beverage & Food Ltd.	34,560	1,332,928
Suzuken Co., Ltd.	48,874	1,815,866
Suzuki Motor Corp.	184,569	7,569,339
Sysmex Corp.	17,116	1,494,109
T&D Holdings, Inc.	192,664	2,016,663
Taiheiyo Cement Corp.	80,890	2,056,480
Taisei Corp.	80,113	2,768,769
Takashimaya Co., Ltd.	134,259	1,058,424
Takeda Pharmaceutical Co., Ltd.	206,204	7,698,257
TDK Corp.	36,731	3,813,554
Teijin Ltd.	107,799	1,691,523
Terumo Corp.	62,850	2,554,420
The Chugoku Electric Power Co., Inc.	141,796	1,727,573
The Kansai Electric Power Co., Inc.	460,131	4,529,933
The Yokohama Rubber Co., Ltd.	57,152	895,181
TIS, Inc.	58,095	1,161,407
Tobu Railway Co., Ltd.	46,087	1,438,521
Toho Gas Co., Ltd.	32,914	1,449,464
Toho Holdings Co., Ltd.	44,109	852,689
Tohoku Electric Power Co., Inc.	433,210	4,391,539
Tokio Marine Holdings, Inc.	151,192	6,971,841
Tokyo Electric Power Co. Holdings, Inc. *	2,414,606	7,104,126
Tokyo Electron Ltd.	18,888	4,835,770
Tokyo Gas Co., Ltd.	238,025	5,289,320
Tokyu Corp.	120,941	1,617,185
Tokyu Fudosan Holdings Corp.	213,733	919,065
Toppan Printing Co., Ltd.	164,915	2,562,873
Toray Industries, Inc.	806,269	3,829,673
Toshiba Corp.	121,434	3,498,334
Tosoh Corp.	168,128	2,497,068
TOTO Ltd.	37,086	1,627,944
Toyo Seikan Group Holdings Ltd.	117,774	1,317,176
Toyo Suisan Kaisha Ltd.	24,959	1,416,881
Toyoda Gosei Co., Ltd.	53,988	1,178,577
Toyota Industries Corp.	56,124	3,270,747
Toyota Motor Corp.	912,389	60,278,159
Toyota Tsusho Corp.	176,771	5,150,855
TS Tech Co., Ltd.	36,628	1,074,196
Tsuruha Holdings, Inc.	9,199	1,228,326

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ube Industries Ltd.	82,998	1,483,155
Unicharm Corp.	42,721	1,858,783
West Japan Railway Co.	56,529	2,969,712
Yakult Honsha Co., Ltd.	19,211	1,096,012
Yamada Denki Co., Ltd.	520,905	2,794,992
Yamaha Corp.	28,591	1,393,894
Yamaha Motor Co., Ltd.	183,803	2,896,269
Yamato Holdings Co., Ltd.	167,662	4,382,659
Yamazaki Baking Co., Ltd.	64,706	1,053,162
Yaskawa Electric Corp.	35,179	1,265,575
Yokogawa Electric Corp.	67,812	1,108,192
Z Holdings Corp.	529,540	3,520,446
		1,016,440,258

Netherlands 2.7%
Aalberts N.V.	24,955	944,294
ABN AMRO Bank N.V. *	224,742	2,145,942
Aegon N.V.	1,126,380	3,142,772
Akzo Nobel N.V.	57,229	5,676,667
Altice Europe N.V. *	128,823	571,276
APERAM S.A.	35,564	1,053,537
ArcelorMittal S.A. *	738,313	9,361,416
ASML Holding N.V.	18,870	7,092,992
ASR Nederland N.V.	52,508	1,824,252
Boskalis Westminster *	55,771	1,171,241
Heineken Holding N.V.	29,932	2,457,477
Heineken N.V.	38,995	3,617,095
ING Groep N.V. *	1,493,851	12,155,835
Koninklijke Ahold Delhaize N.V.	556,588	16,787,736
Koninklijke DSM N.V.	30,261	4,865,834
Koninklijke KPN N.V.	1,234,457	3,243,540
Koninklijke Philips N.V. *	165,793	7,858,837
NN Group N.V.	101,236	3,819,861
Randstad N.V.	60,369	3,152,901
Signify N.V. *	91,416	3,060,119
Unibail-Rodamco-Westfield (a)	34,253	1,604,185
Unilever N.V.	245,998	14,271,712
Wolters Kluwer N.V.	32,141	2,644,606
		112,524,127

New Zealand 0.1%
Contact Energy Ltd.	231,522	978,036
Fletcher Building Ltd. *	663,142	1,609,101
Spark New Zealand Ltd.	573,822	1,873,297
		4,460,434

Norway 0.8%
DNB A.S.A. *	257,437	4,159,100
Equinor A.S.A.	608,019	9,921,121
Mowi A.S.A.	92,324	1,817,649
Norsk Hydro A.S.A. *	999,326	3,211,708
Orkla A.S.A.	185,960	1,905,458
Seadrill Ltd. *	1,437,612	422,106
Subsea 7 S.A. *	199,042	1,621,603
Telenor A.S.A.	250,976	4,109,667
Yara International A.S.A.	96,172	4,056,113
		31,224,525

Poland 0.3%
Bank Polska Kasa Opieki S.A. *	65,526	934,159
Grupa Lotos S.A.	50,870	561,039
KGHM Polska Miedz S.A. *	74,489	2,778,706
PGE Polska Grupa Energetyczna S.A. *	903,574	1,487,176
Polski Koncern Naftowy Orlen S.A.	262,170	3,618,947
Security	Number of Shares	Value ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,387,981	1,940,915
Powszechna Kasa Oszczednosci Bank Polski S.A. *	172,079	1,011,774
Powszechny Zaklad Ubezpieczen S.A. *	186,233	1,379,278
		13,711,994

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,055,928	5,356,957
Galp Energia, SGPS, S.A.	224,776	2,411,862
Jeronimo Martins, SGPS, S.A.	69,251	1,139,200
		8,908,019

Republic of Korea 6.4%
Amorepacific Corp.	8,255	1,167,472
BNK Financial Group, Inc.	200,752	858,507
CJ CheilJedang Corp.	5,207	1,784,030
CJ Corp.	18,657	1,272,175
Coway Co., Ltd.	15,424	1,036,144
Daelim Industrial Co., Ltd.	17,346	1,268,935
DB Insurance Co., Ltd.	35,337	1,298,476
Doosan Heavy Industries & Construction Co., Ltd. *	265,151	3,593,679
E-MART, Inc.	25,383	2,564,155
GS Holdings Corp.	50,370	1,378,083
Hana Financial Group, Inc.	131,492	3,121,537
Hankook Tire & Technology Co., Ltd.	70,144	1,741,938
Hanwha Corp.	79,256	1,834,784
Hanwha Solutions Corp.	65,249	2,194,375
Hyundai Engineering & Construction Co., Ltd.	62,914	1,708,036
Hyundai Glovis Co., Ltd.	13,692	1,677,065
Hyundai Heavy Industries Holdings Co., Ltd.	10,997	2,092,198
Hyundai Marine & Fire Insurance Co., Ltd.	54,455	1,013,095
Hyundai Mobis Co., Ltd.	42,585	8,030,171
Hyundai Motor Co.	121,031	17,982,971
Hyundai Steel Co.	129,697	2,740,462
Industrial Bank of Korea	197,636	1,345,968
KB Financial Group, Inc.	146,547	4,546,053
Kia Motors Corp.	242,537	8,667,140
Korea Electric Power Corp. *	413,835	7,141,693
Korea Gas Corp.	43,375	861,731
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	22,749	1,650,782
Korea Zinc Co., Ltd.	3,846	1,290,202
Korean Air Lines Co., Ltd. *	79,947	1,187,865
KT&G Corp.	31,374	2,194,780
LG Chem Ltd.	17,037	10,613,166
LG Corp.	29,475	2,052,010
LG Display Co., Ltd. *	498,087	6,121,787
LG Electronics, Inc.	117,857	8,353,868
LG Household & Health Care Ltd.	1,171	1,452,044
LG Uplus Corp.	148,528	1,494,157
Lotte Chemical Corp.	12,669	2,021,025
Lotte Shopping Co., Ltd.	18,481	1,182,386
NAVER Corp.	8,768	2,380,402
POSCO	80,770	12,544,882
Posco International Corp.	72,273	827,437
S-Oil Corp.	25,167	1,197,016
Samsung C&T Corp.	18,847	1,713,508
Samsung Electro-Mechanics Co., Ltd.	17,176	1,800,162
Samsung Electronics Co., Ltd.	1,739,496	79,074,656
Samsung Fire & Marine Insurance Co., Ltd.	14,406	2,267,802

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Samsung Heavy Industries Co., Ltd. *	206,261	895,957
Samsung Life Insurance Co., Ltd.	33,614	1,731,776
Samsung SDI Co., Ltd.	6,299	2,399,442
Samsung SDS Co., Ltd.	7,629	1,011,506
Shinhan Financial Group Co., Ltd.	189,350	4,726,179
SK Holdings Co., Ltd.	18,667	3,362,857
SK Hynix, Inc.	161,172	10,189,424
SK Innovation Co., Ltd.	69,107	8,435,487
SK Networks Co., Ltd.	295,125	1,289,417
SK Telecom Co., Ltd.	11,627	2,427,390
Woori Financial Group, Inc.	280,449	1,997,305
		262,807,550

Singapore 0.6%
CapitaLand Ltd.	503,567	1,025,949
ComfortDelGro Corp., Ltd.	916,386	997,537
DBS Group Holdings Ltd.	320,563	4,920,675
Jardine Cycle & Carriage Ltd.	49,138	684,882
Keppel Corp., Ltd.	513,079	1,728,377
Oversea-Chinese Banking Corp., Ltd.	623,899	3,978,526
Singapore Airlines Ltd.	464,984	1,248,302
Singapore Telecommunications Ltd.	2,220,057	3,755,613
United Overseas Bank Ltd.	244,194	3,513,118
Wilmar International Ltd.	925,989	2,969,485
		24,822,464

Spain 2.7%
Acciona S.A.	8,609	1,031,653
Acerinox S.A. *	107,303	871,354
ACS, Actividades de Construccion y Servicios S.A.	119,637	2,936,000
Aena SME S.A. *	10,838	1,621,510
Amadeus IT Group S.A.	44,240	2,481,954
Banco Bilbao Vizcaya Argentaria S.A.	3,261,908	9,569,350
Banco de Sabadell S.A.	5,936,916	2,401,307
Banco Santander S.A.	11,202,830	24,957,851
Bankia S.A.	715,297	902,938
Bankinter S.A.	184,899	996,633
CaixaBank S.A.	669,045	1,473,867
Enagas S.A.	55,958	1,371,252
Endesa S.A.	140,460	3,902,250
Ferrovial S.A.	71,193	1,905,507
Grifols S.A.	34,360	933,219
Iberdrola S.A.	1,451,320	18,311,708
Industria de Diseno Textil S.A.	179,277	5,049,271
Mapfre S.A.	543,290	1,031,800
Naturgy Energy Group S.A.	137,637	2,660,050
Red Electrica Corp. S.A.	91,405	1,751,787
Repsol S.A.	1,138,679	9,017,864
Telefonica S.A.	3,600,199	14,256,040
		109,435,165

Sweden 2.3%
Alfa Laval AB *	59,909	1,468,387
Assa Abloy AB, B Shares	128,908	2,989,188
Atlas Copco AB, A Shares	93,845	4,351,169
Atlas Copco AB, B Shares	53,948	2,172,319
Boliden AB	108,160	3,234,160
Electrolux AB, Series B	91,998	1,998,901
Electrolux Professional AB *	104,654	464,848
Epiroc AB, A Shares	67,147	1,002,345
Epiroc AB, B Shares	38,695	557,884
Essity AB, B Shares *	106,418	3,671,905
Hennes & Mauritz AB, B Shares	345,172	5,518,782
Hexagon AB, B Shares *	26,705	1,939,491
Security	Number of Shares	Value ($)
Husqvarna AB, B Shares	135,901	1,480,817
ICA Gruppen AB	26,069	1,282,149
Investor AB, A Shares	27,526	1,742,526
Investor AB, B Shares	87,100	5,568,373
Sandvik AB *	245,349	4,830,203
Securitas AB, B Shares *	122,570	1,749,386
Skandinaviska Enskilda Banken AB, A Shares *	415,091	4,126,389
Skanska AB, B Shares *	131,163	2,679,543
SKF AB, B Shares	143,186	2,865,397
SSAB AB, A Shares *	172,615	565,580
SSAB AB, B Shares *	465,281	1,441,975
Svenska Handelsbanken AB, A Shares *	419,077	4,228,208
Swedbank AB, A Shares *	395,111	6,716,697
Swedish Match AB	27,728	2,110,877
Tele2 AB, B Shares	116,522	1,655,635
Telefonaktiebolaget LM Ericsson, B Shares	766,946	8,914,410
Telia Co. AB	1,160,671	4,482,571
Trelleborg AB, B Shares *	95,637	1,673,241
Volvo AB, B Shares *	475,407	9,111,331
		96,594,687

Switzerland 5.2%
ABB Ltd.	462,750	11,804,506
Adecco Group AG	91,279	4,790,766
Alcon, Inc. *	56,682	3,233,036
Baloise Holding AG	10,004	1,560,955
Chocoladefabriken Lindt & Sprungli AG	11	974,846
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	77	658,021
Cie Financiere Richemont S.A.	95,663	6,348,849
Clariant AG	53,172	1,110,149
Credit Suisse Group AG	401,060	4,424,599
DKSH Holding AG	16,789	1,128,030
Geberit AG	3,711	2,145,535
Georg Fischer AG	1,351	1,347,324
Givaudan S.A.	916	3,855,450
Julius Baer Group Ltd.	30,337	1,458,817
Kuehne & Nagel International AG *	12,342	2,399,319
LafargeHolcim Ltd. *	164,040	7,815,332
Lonza Group AG	4,449	2,768,860
Nestle S.A.	409,650	49,388,199
Novartis AG	274,906	23,825,492
Roche Holding AG	95,341	33,426,791
Roche Holding AG, Bearer Shares	3,701	1,300,457
Schindler Holding AG	2,530	668,148
Schindler Holding AG, Participation Certificate	5,274	1,412,140
SGS S.A.	777	2,017,465
Sika AG	13,721	3,300,537
Sonova Holding AG *	4,296	1,007,147
Swiss Life Holding AG	6,219	2,519,508
Swiss Prime Site AG	10,297	930,269
Swiss Re AG	96,778	7,807,156
Swisscom AG	7,324	4,066,856
The Swatch Group AG	17,778	703,657
The Swatch Group AG, Bearer Shares	11,541	2,448,033
UBS Group AG	838,351	10,227,426
Zurich Insurance Group AG	34,069	12,637,066
		215,510,741

United Kingdom 14.3%
3i Group plc	152,776	1,918,767
Admiral Group plc	33,300	1,175,760
Aggreko plc	149,127	952,842
Anglo American plc	305,329	7,492,039

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Antofagasta plc	101,796	1,463,859
Ashtead Group plc	89,100	3,107,776
Associated British Foods plc	121,474	3,327,770
AstraZeneca plc	148,967	16,634,908
Aviva plc	1,412,991	5,348,469
Babcock International Group plc	185,110	674,408
BAE Systems plc	859,038	5,976,485
Balfour Beatty plc	312,943	934,403
Barclays plc *	6,514,054	9,765,141
Barratt Developments plc	346,317	2,435,358
Bellway plc	39,759	1,271,791
Berkeley Group Holdings plc	40,198	2,453,795
BHP Group plc	584,510	13,404,879
BP plc	11,995,781	42,435,139
British American Tobacco plc	520,985	17,666,030
BT Group plc	6,524,141	9,141,698
Bunzl plc	82,077	2,661,705
Burberry Group plc	98,914	1,913,109
Carnival plc	80,966	1,143,177
Centrica plc	8,881,748	5,475,176
Coca-Cola HBC AG *	43,303	1,156,132
Compass Group plc	304,422	4,974,828
CRH plc	231,160	8,759,179
Croda International plc	17,464	1,379,622
DCC plc	30,343	2,692,807
Diageo plc	263,788	8,863,526
Direct Line Insurance Group plc	665,256	2,626,805
Dixons Carphone plc	1,843,321	2,279,304
Drax Group plc	363,480	1,363,681
DS Smith plc	380,471	1,317,899
easyJet plc	149,714	1,269,310
Evraz plc	214,386	930,623
Experian plc	85,951	3,210,846
Ferguson plc	66,056	6,523,752
Firstgroup plc *	1,382,924	808,437
Flutter Entertainment plc	12,309	2,040,364
G4S plc	811,590	1,560,470
GlaxoSmithKline plc	949,892	18,721,745
Glencore plc *	11,715,904	26,539,279
Hays plc	727,933	1,175,447
HSBC Holdings plc	5,931,754	26,221,572
IMI plc	95,839	1,353,814
Imperial Brands plc	454,957	7,632,832
Inchcape plc *	277,917	1,881,051
Informa plc *	142,521	788,885
InterContinental Hotels Group plc *	30,248	1,784,454
International Consolidated Airlines Group S.A. (a)	503,518	1,458,263
Intertek Group plc	15,943	1,254,342
Investec plc	236,384	466,372
ITV plc	1,669,753	1,357,526
J Sainsbury plc	1,803,330	4,437,977
John Wood Group plc *	360,168	1,195,008
Johnson Matthey plc	123,813	3,937,261
Kingfisher plc	2,285,120	8,270,263
Land Securities Group plc	152,206	1,178,146
Legal & General Group plc	1,536,540	4,470,621
Lloyds Banking Group plc *	24,163,117	9,172,132
London Stock Exchange Group plc	11,808	1,391,308
M&G plc	737,795	1,709,016
Marks & Spencer Group plc	2,230,746	3,318,398
Meggitt plc	250,407	975,337
Micro Focus International plc	103,469	413,957
Mondi plc	181,196	3,544,566
National Grid plc	1,322,798	14,934,422
Natwest Group plc *	372,446	562,518
Next plc	34,078	2,755,063
Ninety One plc *	124,699	368,326
Security	Number of Shares	Value ($)
Pearson plc	326,891	2,448,441
Pennon Group plc	93,184	1,255,173
Persimmon plc	95,954	3,366,113
Prudential plc	428,614	7,010,098
Reckitt Benckiser Group plc	98,705	9,925,294
RELX plc	202,713	4,620,969
Rentokil Initial plc *	169,942	1,212,808
Rio Tinto plc	374,312	23,229,923
Rolls-Royce Holdings plc *	530,744	1,713,352
Royal Dutch Shell plc, A Shares	2,653,682	39,326,230
Royal Dutch Shell plc, B Shares	2,338,697	33,286,759
Royal Mail plc	1,700,631	4,087,322
RSA Insurance Group plc	233,184	1,402,812
Severn Trent plc	61,416	1,917,672
Smith & Nephew plc	113,554	2,313,336
Smiths Group plc	97,307	1,826,654
Smurfit Kappa Group plc	79,097	2,831,951
SSE plc	461,789	7,784,552
Standard Chartered plc *	895,258	4,703,720
Standard Life Aberdeen plc	686,001	2,178,732
Tate & Lyle plc	166,759	1,522,336
Taylor Wimpey plc	1,252,365	2,054,146
Tesco plc	3,084,157	9,031,285
The British Land Co. plc	181,390	888,183
The Sage Group plc	148,151	1,469,104
The Weir Group plc	67,853	1,152,455
Travis Perkins plc	142,171	2,340,474
TUI AG (a)	359,260	1,585,960
Unilever plc	179,414	10,714,095
United Utilities Group plc	183,399	2,041,112
Vodafone Group plc	16,699,993	24,918,488
Whitbread plc	54,671	1,851,272
Wm Morrison Supermarkets plc	2,033,284	5,235,301
WPP plc	623,776	5,392,082
		590,440,174
Total Common Stock
(Cost $4,324,480,634)		4,051,809,099

Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	46,041	2,593,456
FUCHS PETROLUB SE	25,906	1,227,519
Henkel AG & Co. KGaA	40,483	4,142,444
Volkswagen AG *	117,541	19,587,472
		27,550,891

Italy 0.1%
Telecom Italia S.p.A. - RSP	6,420,529	3,039,204

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	19,127	1,400,833
Hyundai Motor Co., Ltd. 2nd	32,464	2,415,875
LG Chem Ltd.	2,681	846,346
Samsung Electronics Co., Ltd.	297,461	11,894,433
		16,557,487
Total Preferred Stock
(Cost $44,434,930)		47,147,582

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	6,354,567	6,354,567
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	19,918,461	19,918,461
Total Other Investment Companies
(Cost $26,273,028)		26,273,028

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	200	19,001,000	598,486
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,299,400.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,980,784,025	$—	$—	$3,980,784,025
Hong Kong	70,428,537	—	596,537	71,025,074
Preferred Stock[1]	47,147,582	—	—	47,147,582
Other Investment Companies[1]	26,273,028	—	—	26,273,028
Futures Contracts[2]	598,486	—	—	598,486
Total	$4,125,231,658	$—	$596,537	$4,125,828,195
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,375,270,131) including securities on loan of $18,299,400		$4,105,311,248
Collateral invested for securities on loan, at value (cost $19,918,461)		19,918,461
Deposit with broker for futures contracts		4,662,401
Foreign currency, at value (cost $1,315,785)		1,327,447
Receivables:
Dividends		9,940,614
Foreign tax reclaims		4,467,768
Income from securities on loan		64,206
Other assets	+	4,301
Total assets		4,145,696,446
Liabilities
Collateral held for securities on loan		19,918,461
Payables:
Investments bought		5,519,654
Management fees		812,040
Variation margin on futures contracts	+	171,745
Total liabilities		26,421,900
Net Assets
Total assets		4,145,696,446
Total liabilities	–	26,421,900
Net assets		$4,119,274,546
Net Assets by Source
Capital received from investors		4,436,967,614
Total distributable loss		(317,693,068)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,119,274,546		161,900,000		$25.44

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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $8,059,744)		$73,017,282
Securities on loan, net	+	589,906
Total investment income		73,607,188
Expenses
Management fees		5,109,695
Professional fees	+	33,792*
Total expenses		5,143,487
Expense reduction by CSIM	-	33,792*
Net expenses	–	5,109,695
Net investment income		68,497,493
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(88,772,498)
Net realized gains on in-kind redemptions		147,230,489
Net realized losses on futures contracts		(100,996)
Net realized losses on foreign currency transactions	+	(165,898)
Net realized gains		58,191,097
Net change in unrealized appreciation (depreciation) on investments		(24,594,979)
Net change in unrealized appreciation (depreciation) on futures contracts		2,378,908
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	672,512
Net change in unrealized appreciation (depreciation)	+	(21,543,559)
Net realized and unrealized gains		36,647,538
Increase in net assets resulting from operations		$105,145,031
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.

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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$68,497,493	$145,349,722
Net realized gains (losses)		58,191,097	(6,382,488)
Net change in unrealized appreciation (depreciation)	+	(21,543,559)	(402,664,183)
Increase (decrease) in net assets resulting from operations		105,145,031	(263,696,949)
Distributions to Shareholders
Total distributions		($35,776,860)	($150,746,760)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,300,000	$356,160,729	28,200,000	$790,856,322
Shares redeemed	+	(30,400,000)	(722,949,976)	(1,500,000)	(43,296,950)
Net transactions in fund shares		(13,100,000)	($366,789,247)	26,700,000	$747,559,372
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		175,000,000	$4,416,695,622	148,300,000	$4,083,579,959
Total increase or decrease	+	(13,100,000)	(297,421,076)	26,700,000	333,115,663
End of period		161,900,000	$4,119,274,546	175,000,000	$4,416,695,622

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$28.53	$31.23	$36.02	$29.99	$24.81	$27.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.80	0.79	0.62	0.55	0.43
Net realized and unrealized gains (losses)	1.50	(2.60)	(4.82)	6.11	5.18	(2.49)
Total from investment operations	1.83	(1.80)	(4.03)	6.73	5.73	(2.06)
Less distributions:
Distributions from net investment income	(0.12)	(0.90)	(0.76)	(0.70)	(0.55)	(0.35)
Net asset value at end of period	$30.24	$28.53	$31.23	$36.02	$29.99	$24.81
Total return	6.47% [2]	(6.06%)	(11.06%)	22.47%	23.26%	(7.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.46%	0.46%
Net investment income (loss)	2.43% [3]	2.54%	2.38%	1.83%	1.94%	1.65%
Portfolio turnover rate[4]	15% [2]	31%	25%	18%	25%	22%
Net assets, end of period (x 1,000)	$1,890,094	$1,900,303	$1,842,568	$1,811,898	$866,749	$379,667

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.7%
Adbri Ltd.	727,445	1,371,854
ALS Ltd.	239,268	1,544,779
Ansell Ltd.	83,145	2,378,428
ASX Ltd.	34,572	2,233,084
AusNet Services	1,477,856	1,994,630
Austal Ltd.	655,084	1,715,014
Australian Pharmaceutical Industries Ltd.	1,314,923	1,055,109
Bank of Queensland Ltd.	489,986	2,221,322
Bapcor Ltd.	127,192	656,572
Beach Energy Ltd.	504,239	566,823
Bega Cheese Ltd.	284,012	1,106,916
Blackmores Ltd. *(a)	4,489	209,382
Breville Group Ltd.	52,206	1,047,460
carsales.com Ltd.	64,949	998,606
Challenger Ltd.	386,576	1,166,440
Charter Hall Group	33,105	306,280
Charter Hall Retail REIT	180,953	459,015
CIMIC Group Ltd.	132,176	2,069,383
Cleanaway Waste Management Ltd.	634,805	1,211,232
Cochlear Ltd.	10,876	1,545,528
Collins Foods Ltd.	38,205	294,129
Costa Group Holdings Ltd.	288,160	737,356
Cromwell Property Group	944,406	628,592
CSR Ltd.	783,921	2,121,880
Dexus	313,671	2,048,342
Domino's Pizza Enterprises Ltd.	14,764	881,686
Eagers Automotive Ltd.	129,347	853,274
Eclipx Group Ltd. *	664,704	732,457
Elders Ltd.	44,855	333,052
Evolution Mining Ltd.	293,848	1,206,100
Flight Centre Travel Group Ltd.	79,837	781,145
G.U.D. Holdings Ltd.	70,193	596,979
G8 Education Ltd.	977,282	744,431
Genworth Mortgage Insurance Australia Ltd.	331,766	370,490
GrainCorp Ltd., Class A *	475,135	1,510,960
GWA Group Ltd.	266,690	498,993
Harvey Norman Holdings Ltd.	558,585	1,825,908
Healius Ltd.	777,692	1,915,223
IGO Ltd.	157,061	514,564
Iluka Resources Ltd.	168,178	1,261,173
Inghams Group Ltd.	231,318	550,849
InvoCare Ltd.	55,951	412,544
IOOF Holdings Ltd. (b)	388,753	1,124,594
IRESS Ltd.	73,755	584,728
James Hardie Industries plc	120,203	2,740,667
JB Hi-Fi Ltd.	96,591	3,583,122
Link Administration Holdings Ltd.	233,013	703,085
Magellan Financial Group Ltd.	16,801	736,192
McMillan Shakespeare Ltd.	69,294	474,029
Mineral Resources Ltd.	131,880	2,845,979
Monadelphous Group Ltd.	155,179	1,295,670
nib Holdings Ltd.	311,857	1,063,222
Nine Entertainment Co. Holdings Ltd.	810,566	995,094
Northern Star Resources Ltd.	129,359	1,305,860
NRW Holdings Ltd.	494,563	804,659
Security	Number of Shares	Value ($)
Nufarm Ltd. *	374,493	1,116,134
Orora Ltd.	961,261	1,592,417
OZ Minerals Ltd.	271,782	2,938,566
Pact Group Holdings Ltd.	356,946	646,749
Pendal Group Ltd.	214,346	917,828
Perenti Global Ltd.	632,848	563,967
Perpetual Ltd.	40,000	917,042
Platinum Asset Management Ltd.	96,648	265,176
Premier Investments Ltd.	57,128	799,351
Qantas Airways Ltd.	692,538	2,017,935
Qube Holdings Ltd.	587,845	1,191,189
REA Group Ltd.	7,560	638,324
Regis Resources Ltd.	238,073	929,633
Reliance Worldwide Corp., Ltd.	153,221	432,862
Resolute Mining Ltd. *	636,061	519,791
Sandfire Resources Ltd.	260,305	899,015
Santos Ltd.	529,185	2,219,004
SEEK Ltd.	123,681	1,890,649
Seven Group Holdings Ltd.	67,626	954,244
Seven West Media Ltd. *	5,189,437	422,163
Shopping Centres Australasia Property Group	148,599	247,267
Sigma Healthcare Ltd.	3,727,516	1,874,545
Southern Cross Media Group Ltd.	2,224,174	263,182
St. Barbara Ltd.	305,427	779,281
Steadfast Group Ltd.	102,921	273,254
Super Retail Group Ltd.	233,948	1,851,273
Sydney Airport	310,270	1,312,512
Tassal Group Ltd.	179,070	483,374
The GPT Group	545,001	1,543,702
The Star Entertainment Grp Ltd.	934,159	2,038,028
TPG Telecom Ltd. *	199,681	1,215,357
Treasury Wine Estates Ltd.	261,577	1,789,405
Tuas Ltd. *	99,208	36,685
United Malt Grp Ltd. *	475,005	1,377,056
Vicinity Centres	1,706,321	1,823,459
Vocus Group Ltd. *	231,485	570,078
Washington H Soul Pattinson & Co., Ltd.	36,793	569,511
Whitehaven Coal Ltd.	806,467	554,673
Worley Ltd.	340,506	2,422,519
		107,832,085

Austria 0.5%
AT&S Austria Technologie & Systemtechnik AG	35,859	695,604
BAWAG Group AG *	39,784	1,501,615
CA Immobilien Anlagen AG	19,399	606,686
DO & Co. AG *	5,991	262,595
EVN AG	29,365	495,882
IMMOFINANZ AG *	31,148	517,795
Lenzing AG *	20,778	1,079,709
Oesterreichische Post AG (a)	40,724	1,363,709
UNIQA Insurance Group AG	116,730	777,590
Verbund AG	21,699	1,167,792
Vienna Insurance Group AG Wiener Versicherung Gruppe *	37,470	918,652
		9,387,629

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belgium 1.1%
Ackermans & van Haaren N.V. *	15,196	2,164,483
AGFA-Gevaert N.V. *	241,288	1,021,532
Barco N.V.	28,296	604,123
Befimmo S.A.	10,213	491,012
Bekaert S.A.	78,325	1,585,881
bpost S.A.	240,455	2,411,293
Cie d'Entreprises CFE *	9,521	683,199
Cofinimmo S.A.	7,389	1,085,169
D'Ieteren S.A. N.V.	29,837	1,951,892
Elia Group S.A. N.V.	11,369	1,225,068
Euronav N.V.	115,038	1,051,797
Gimv N.V.	10,068	574,950
KBC Ancora *	6,202	227,266
Melexis N.V.	8,226	660,614
Ontex Group N.V. *	102,681	1,375,376
Orange Belgium S.A.	38,130	643,894
Recticel S.A.	29,212	299,752
Sofina S.A.	2,985	897,833
Telenet Group Holding N.V.	43,390	1,690,651
Tessenderlo Group S.A. *	27,993	1,049,543
		21,695,328

Canada 7.7%
Aecon Group, Inc.	94,345	1,052,823
Ag Growth International, Inc.	16,786	460,570
Aimia, Inc. *	265,642	719,687
Alamos Gold, Inc., Class A	93,169	976,060
Algonquin Power & Utilities Corp.	135,179	1,875,771
Allied Properties Real Estate Investment Trust	27,739	783,449
AltaGas Ltd.	197,482	2,556,907
Altus Group Ltd.	14,816	609,606
Artis Real Estate Investment Trust	158,687	1,065,667
ATS Automation Tooling Systems, Inc. *	35,229	496,956
AutoCanada, Inc. (a)	96,969	1,117,828
B2Gold Corp.	66,312	445,829
Badger Daylighting Ltd.	20,531	588,851
Baytex Energy Corp. *(a)	1,973,401	1,014,758
Birchcliff Energy Ltd.	540,792	664,083
BlackBerry Ltd. *	262,886	1,371,983
Boardwalk Real Estate Investment Trust	29,035	673,870
Boyd Group Services, Inc.	4,618	736,179
BRP, Inc.	15,924	865,771
CAE, Inc.	112,598	1,787,119
Cameco Corp.	294,610	3,416,522
Canadian Apartment Properties REIT	37,048	1,279,527
Canadian Utilities Ltd., Class A	91,254	2,292,994
Canadian Western Bank	54,963	1,170,170
Canfor Corp. *	167,402	2,185,432
Capital Power Corp.	81,243	1,784,546
Cascades, Inc.	144,384	1,536,978
CCL Industries, Inc., Class B	61,388	2,271,396
Celestica, Inc. *	391,516	3,122,032
Centerra Gold, Inc.	142,419	1,857,093
CES Energy Solutions Corp.	595,323	434,059
Chartwell Retirement Residences	114,516	917,569
Chemtrade Logistics Income Fund (a)	180,093	768,500
Choice Properties Real Estate Investment Trust	66,420	646,893
Chorus Aviation, Inc. (a)	230,037	476,687
Cineplex, Inc. (a)	88,422	671,843
Cogeco Communications, Inc.	7,653	574,320
Cogeco, Inc.	16,887	1,016,499
Colliers International Group, Inc.	11,876	753,877
Cominar Real Estate Investment Trust	243,558	1,315,974
Security	Number of Shares	Value ($)
Constellation Software, Inc.	2,164	2,507,862
Corus Entertainment, Inc., B Shares	465,096	1,138,690
Crombie Real Estate Investment Trust	51,375	520,078
Dream Office Real Estate Investment Trust	69,455	1,016,012
Eldorado Gold Corp. *	70,242	803,259
Element Fleet Management Corp.	97,826	805,613
Enerflex Ltd.	196,188	880,847
Enerplus Corp.	454,708	1,207,483
Ensign Energy Services, Inc.	1,105,276	602,284
Exchange Income Corp. (a)	29,397	716,791
Extendicare, Inc.	92,973	416,004
First Capital Real Estate Investment Trust	78,715	826,449
FirstService Corp.	6,825	854,913
Franco-Nevada Corp.	17,327	2,608,725
Frontera Energy Corp.	252,823	529,726
Genworth MI Canada, Inc.	28,510	779,405
Granite Real Estate Investment Trust	12,283	731,446
Great Canadian Gaming Corp. *	31,161	638,550
Home Capital Group, Inc. *	60,637	1,025,703
Hudbay Minerals, Inc.	390,942	1,755,256
IAMGOLD Corp. *	318,725	1,372,307
IGM Financial, Inc.	76,157	1,860,453
Innergex Renewable Energy, Inc.	44,788	774,109
Interfor Corp. *	130,781	1,716,378
Intertape Polymer Group, Inc.	62,937	725,035
Kirkland Lake Gold Ltd.	34,950	1,864,250
Laurentian Bank of Canada	34,104	732,099
Lundin Mining Corp.	408,816	2,563,434
Maple Leaf Foods, Inc.	86,879	1,935,016
Martinrea International, Inc.	239,714	1,845,298
Medical Facilities Corp.	151,381	505,397
MEG Energy Corp. *	453,506	1,259,981
Morneau Shepell, Inc.	21,903	474,555
Mullen Group Ltd.	235,700	1,770,984
NFI Group, Inc.	76,525	1,036,622
Norbord, Inc.	64,497	2,207,733
Northland Power, Inc.	54,476	1,527,310
Northview Apartment Real Estate Investment Trust	22,242	585,347
OceanaGold Corp. *	640,047	1,478,600
Pan American Silver Corp.	68,675	2,481,988
Parex Resources, Inc. *	72,401	991,871
Pason Systems, Inc.	76,843	350,908
Peyto Exploration & Development Corp.	839,459	1,836,186
PrairieSky Royalty Ltd.	80,187	580,963
Precision Drilling Corp. *	1,755,900	1,239,824
Premium Brands Holdings Corp.	12,100	893,837
Primo Water Corp.	97,198	1,332,328
Quebecor, Inc., Class B	76,363	1,895,375
Richelieu Hardware Ltd.	39,172	1,046,531
Ritchie Bros. Auctioneers, Inc.	26,511	1,552,876
Russel Metals, Inc.	147,915	2,126,289
Secure Energy Services, Inc.	639,556	741,187
Seven Generations Energy Ltd., A Shares *	412,187	1,303,358
ShawCor Ltd.	363,454	797,788
Sienna Senior Living, Inc.	24,118	206,945
Sierra Wireless, Inc. *	28,406	352,963
Sleep Country Canada Holdings, Inc.	19,104	295,002
SmartCentres Real Estate Investment Trust	66,921	1,054,958
SSR Mining, Inc. *	13,956	299,696
Stantec, Inc.	71,251	2,315,883
Stella-Jones, Inc.	41,077	1,428,135
Superior Plus Corp.	179,339	1,662,700
The North West Co., Inc.	52,707	1,152,883
TMX Group Ltd.	13,751	1,447,129

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	31,686	1,794,960
Tourmaline Oil Corp.	227,613	2,894,622
Transat AT, Inc. *	74,374	298,535
Transcontinental, Inc., Class A	162,363	1,911,546
Trican Well Service Ltd. *(a)	1,394,913	1,199,050
Turquoise Hill Resources Ltd. *	1,620,736	1,791,212
Uni-Select, Inc.	143,293	785,227
Vermilion Energy, Inc.	261,235	1,038,564
Western Forest Products, Inc.	1,366,095	1,237,186
Westshore Terminals Investment Corp.	50,544	641,619
Wheaton Precious Metals Corp.	69,182	3,698,698
Whitecap Resources, Inc.	694,437	1,369,740
Winpak Ltd.	20,189	679,759
Yamana Gold, Inc.	349,936	2,170,062
		145,855,065

Denmark 1.6%
Chr Hansen Holding A/S	19,066	2,193,709
D/S Norden A/S	59,559	922,379
Demant A/S *	36,676	1,097,101
Dfds A/S *	33,051	1,249,903
FLSmidth & Co. A/S *	63,490	1,844,118
Genmab A/S *	2,143	811,115
GN Store Nord A/S	30,528	2,216,286
H. Lundbeck A/S	23,420	770,552
Jyske Bank A/S *	67,593	2,022,475
Matas A/S *	91,884	1,022,959
Nilfisk Holding A/S *	40,619	533,134
NKT A/S *(a)	42,927	1,375,810
Per Aarsleff Holding A/S, Class B	26,838	1,088,671
Ringkjoebing Landbobank A/S	3,531	267,180
Rockwool International A/S, B Shares	4,795	1,825,669
Royal Unibrew A/S	15,756	1,655,422
Scandinavian Tobacco Group A/S, Class A	82,291	1,312,103
Schouw & Co. A/S	13,423	1,306,794
SimCorp A/S	6,640	845,914
Spar Nord Bank A/S *	68,204	569,768
Sydbank A/S *	89,383	1,506,314
The Drilling Co. of 1972 A/S *	35,009	834,077
Topdanmark A/S	15,838	683,935
Tryg A/S	51,938	1,597,861
		29,553,249

Finland 1.2%
Ahlstrom-Munksjo Oyj	25,314	449,876
Cargotec Oyj, B Shares	74,020	2,344,122
Finnair Oyj *(a)	1,354,202	708,395
Huhtamaki Oyj *	60,747	2,945,248
Kemira Oyj	106,469	1,474,501
Kojamo Oyj	14,759	358,316
Konecranes Oyj	69,586	1,987,327
Metsa Board Oyj	176,965	1,442,336
Orion Oyj, Class B	50,908	2,393,937
Sanoma Oyj	88,542	1,149,986
TietoEVRY Oyj	65,143	1,963,277
Tokmanni Group Corp.	38,288	697,848
Uponor Oyj	60,670	1,068,058
Valmet Oyj	81,173	2,225,048
YIT Oyj	142,620	879,270
		22,087,545

France 3.9%
Aeroports de Paris	13,755	1,444,336
Albioma S.A.	19,058	1,013,123
Security	Number of Shares	Value ($)
Alten S.A. *	15,560	1,351,943
Amundi S.A. *	24,995	1,946,020
Beneteau S.A.	55,956	474,467
BioMerieux	9,895	1,502,909
CGG S.A. *	942,290	859,849
Cie Plastic Omnium S.A.	78,226	1,769,114
Coface S.A. *	86,313	677,163
Covivio	21,345	1,585,262
Dassault Aviation S.A. *	869	792,452
Derichebourg S.A.	259,422	750,199
Edenred	52,443	2,713,861
Elior Group S.A.	218,688	1,285,731
Eramet S.A. *(a)	16,238	553,854
Eurofins Scientific SE *	2,391	1,920,452
Euronext N.V.	18,802	2,289,101
Europcar Mobility Group *(a)	452,061	700,673
Fnac Darty S.A. *	30,040	1,314,905
Gaztransport Et Technigaz S.A.	6,477	611,173
Gecina S.A.	12,257	1,688,690
Getlink SE *	167,997	2,579,763
ICADE	19,752	1,281,516
Iliad S.A.	19,976	4,276,365
Imerys S.A.	57,877	2,354,797
Ipsen S.A.	12,681	1,316,396
IPSOS	57,169	1,511,006
JCDecaux S.A. *	53,564	1,024,318
Kaufman & Broad S.A.	18,915	749,900
Korian S.A. *	34,782	1,350,256
Maisons du Monde S.A. *	68,131	1,105,701
Mercialys S.A.	83,187	534,745
Mersen S.A. *	19,092	582,244
Metropole Television S.A. *	88,096	1,102,049
Nexans S.A. *	52,504	2,956,256
Nexity S.A.	47,005	1,617,886
Orpea *	15,640	1,882,625
Quadient S.A.	100,889	1,408,082
Remy Cointreau S.A. (a)	7,452	1,228,996
Sartorius Stedim Biotech	993	356,036
SEB S.A.	16,191	2,848,391
Societe BIC S.A.	39,358	2,274,433
Solocal Group *	1,848,276	185,677
Sopra Steria Group *	11,279	1,838,568
SPIE S.A.	121,475	2,067,307
Tarkett S.A. *	79,161	1,027,198
Technicolor S.A. *(a)	164,860	516,374
Television Francaise 1 S.A. *	210,634	1,289,768
Trigano S.A.	6,281	800,003
Ubisoft Entertainment S.A. *	31,477	2,595,995
Vallourec S.A. *(a)	22,606	693,600
Vicat S.A.	29,994	1,040,269
Worldline S.A. *	6,326	582,701
		74,224,498

Germany 4.1%
1&1 Drillisch AG	31,754	905,353
Aareal Bank AG *	78,088	1,751,051
alstria Office REIT-AG *	34,572	518,070
Aroundtown S.A. *	155,065	849,732
Bechtle AG	12,952	2,620,900
Befesa S.A.	10,129	422,165
Bilfinger SE	76,620	1,539,447
CANCOM SE	14,206	785,603
Carl Zeiss Meditec AG	6,157	695,111
CECONOMY AG *	359,906	1,664,902
Cewe Stiftung & Co. KGaA *	5,005	595,580
CTS Eventim AG & Co., KGaA *	13,123	653,203
Deutsche Euroshop AG *	30,794	459,615

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Deutsche Pfandbriefbank AG *	241,680	1,763,128
Deutz AG *	271,419	1,463,963
Dialog Semiconductor plc *	44,842	1,946,190
Duerr AG	64,920	2,149,106
DWS Group GmbH & Co. KGaA *	22,077	869,055
ElringKlinger AG *(a)	121,645	874,343
Fielmann AG *	11,665	850,299
Fraport AG Frankfurt Airport Services Worldwide *(a)	28,612	1,305,779
Gerresheimer AG	20,423	2,414,401
Grand City Properties S.A.	31,708	815,306
GRENKE AG	5,630	412,072
Hamburger Hafen und Logistik AG	25,383	470,531
Heidelberger Druckmaschinen AG *(a)	883,613	636,168
HOCHTIEF AG	20,196	1,794,599
Hornbach Holding AG & Co. KGaA	26,657	2,907,497
Indus Holding AG	30,772	1,067,252
Jenoptik AG	30,412	813,261
JOST Werke AG *	8,934	376,633
Kloeckner & Co. SE *	482,000	2,965,826
Knorr-Bremse AG	20,293	2,584,208
Koenig & Bauer AG *	23,097	515,443
Krones AG	21,994	1,453,281
LEG Immobilien AG (a)	15,736	2,319,689
Nordex SE *(a)	87,347	1,143,866
Norma Group SE	34,601	1,119,772
Pfeiffer Vacuum Technology AG	3,199	622,848
Puma SE *	25,380	2,099,836
QIAGEN N.V. *(a)	41,669	2,121,436
Rational AG	801	513,465
RTL Group S.A. *	62,715	2,086,612
SAF-Holland SE *	110,877	917,616
Scout24 AG	21,753	2,027,909
Siemens Healthineers AG	38,846	1,770,046
Siltronic AG	14,692	1,369,476
Sixt SE *(a)	10,557	957,024
Software AG	34,980	1,747,839
Stabilus S.A.	13,150	699,840
Stroeer SE & CO. KGaA *	7,944	619,916
Suedzucker AG	138,211	2,829,825
TAG Immobilien AG	46,612	1,395,871
Takkt AG	59,976	793,315
Talanx AG *	37,528	1,397,614
Wacker Chemie AG	25,626	2,509,411
Wacker Neuson SE *	46,287	906,747
Zalando SE *	28,705	2,510,879
		78,389,925

Hong Kong 4.3%
Asia Cement China Holdings Corp.	202,916	205,792
ASM Pacific Technology Ltd.	175,623	1,888,760
BOC Aviation Ltd.	88,843	660,865
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Budweiser Brewing Co. APAC Ltd.	136,342	460,035
Cafe de Coral Holdings Ltd.	359,280	829,805
Cathay Pacific Airways Ltd.	1,280,159	1,040,625
China Harmony Auto Holding Ltd.	1,732,134	795,649
China Travel International Investment Hong Kong Ltd.	4,089,926	617,435
Chow Sang Sang Holdings International Ltd.	656,490	739,490
Chow Tai Fook Jewellery Group Ltd.	1,315,139	1,476,321
CITIC Telecom International Holdings Ltd.	1,645,105	571,000
CK Infrastructure Holdings Ltd.	93,141	492,736
Cowell e Holdings, Inc.	910,978	365,560
Dah Sing Financial Holdings Ltd.	198,092	563,593
Dairy Farm International Holdings Ltd.	263,119	1,099,837
Security	Number of Shares	Value ($)
FIH Mobile Ltd. *	12,205,000	1,401,579
First Pacific Co., Ltd.	9,031,880	2,528,877
Fortune Real Estate Investment Trust	551,535	476,802
Gemdale Properties & Investment Corp., Ltd.	1,470,882	261,907
Giordano International Ltd.	3,268,016	548,173
Haitong International Securities Group Ltd.	2,355,261	629,070
Hang Lung Group Ltd.	984,136	2,539,657
Hang Lung Properties Ltd.	1,152,536	3,249,345
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,256,571	521,041
Hysan Development Co., Ltd.	280,576	886,965
IGG, Inc.	823,234	950,684
Johnson Electric Holdings Ltd.	584,191	1,153,284
K Wah International Holdings Ltd.	1,716,929	815,249
Kerry Logistics Network Ltd.	657,288	1,094,045
Kerry Properties Ltd.	804,383	2,091,355
Lifestyle International Holdings Ltd.	550,425	504,961
Luk Fook Holdings International Ltd.	653,146	1,461,333
Man Wah Holdings Ltd.	1,209,194	1,691,279
Melco International Development Ltd.	605,862	1,338,343
MGM China Holdings Ltd.	511,999	745,192
Minth Group Ltd.	468,021	1,570,105
MMG Ltd. *	4,768,318	1,273,578
NagaCorp Ltd.	483,888	585,025
Nexteer Automotive Group Ltd.	1,409,386	918,356
NWS Holdings Ltd.	1,739,921	1,479,465
Pacific Basin Shipping Ltd.	5,471,571	797,775
Pacific Textiles Holdings Ltd.	957,239	423,647
Pou Sheng International Holdings Ltd. *	2,801,806	708,572
Power Assets Holdings Ltd.	114,184	654,151
PRADA S.p.A. *	416,697	1,634,496
Road King Infrastructure Ltd.	423,200	562,436
Sa Sa International Holdings Ltd.	2,495,501	421,812
Samsonite International S.A. *	1,641,693	1,900,091
Semiconductor Manufacturing International Corp. *	1,378,843	4,430,003
Shangri-La Asia Ltd.	852,706	694,254
Shui On Land Ltd.	6,011,661	822,224
Shun Tak Holdings Ltd.	1,930,000	669,884
SITC International Holdings Co., Ltd.	779,912	1,024,432
SJM Holdings Ltd.	2,322,870	3,195,008
SmarTone Telecommunications Holdings Ltd.	999,752	548,241
Stella International Holdings Ltd.	1,136,500	1,110,082
Sun Art Retail Group Ltd.	1,827,450	2,381,534
Swire Properties Ltd.	464,378	1,258,290
The Bank of East Asia Ltd.	990,665	2,234,386
Tingyi Cayman Islands Holding Corp.	1,406,714	2,642,756
Truly International Holdings Ltd. *	6,847,407	857,014
Uni-President China Holdings Ltd.	819,357	746,393
Value Partners Group Ltd.	937,020	429,207
Vitasoy International Holdings Ltd.	175,927	626,515
VSTECS Holdings Ltd.	1,759,810	992,287
VTech Holdings Ltd.	219,179	1,278,284
Wynn Macau Ltd. *	833,956	1,568,883
Xinyi Glass Holdings Ltd.	1,455,118	2,515,897
Xinyi Solar Holdings Ltd.	910,894	1,150,643
		80,802,370

Ireland 0.4%
AIB Group plc *	843,356	1,041,896
Glanbia plc	166,641	1,923,191
Irish Continental Group plc	117,335	451,853

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kingspan Group plc	43,707	3,760,928
Total Produce plc	847,171	1,150,966
		8,328,834

Israel 0.9%
Azrieli Group Ltd.	10,357	559,295
Delek Group Ltd. *	17,503	407,313
Elbit Systems Ltd.	9,045	1,222,461
FIBI Holdings Ltd.	9,708	255,462
First International Bank of Israel Ltd.	25,819	605,852
Gazit-Globe Ltd.	100,531	523,091
Harel Insurance Investments & Financial Services Ltd. *	94,117	675,885
Israel Discount Bank Ltd., A Shares	576,770	1,851,584
Mizrahi Tefahot Bank Ltd.	50,218	1,024,961
Nice Ltd. *	9,764	2,237,265
Oil Refineries Ltd.	4,205,000	858,125
Partner Communications Co., Ltd. *	113,020	488,261
Paz Oil Co., Ltd.	20,718	2,106,569
Shikun & Binui Ltd. *	130,288	583,074
Shufersal Ltd.	99,567	784,238
The Israel Corp., Ltd. *	11,253	1,341,597
The Phoenix Holdings Ltd. *	96,732	484,562
Tower Semiconductor Ltd. *	69,384	1,366,048
		17,375,643

Italy 2.4%
ACEA S.p.A.	36,831	759,829
Amplifon S.p.A. *	21,876	730,460
Anima Holding S.p.A.	241,337	1,063,879
ASTM S.p.A. *	60,183	1,227,909
Autogrill S.p.A. *	182,287	935,247
Azimut Holding S.p.A.	69,595	1,348,777
Banca Carige S.p.A. *(b)	62,608,743	11,232
Banca Farmafactoring S.p.A. *	42,872	238,675
Banca Generali S.p.A. *	25,345	774,152
Banca IFIS S.p.A. *	47,783	498,314
Banca Mediolanum S.p.A.	154,953	1,151,740
Banca Monte dei Paschi di Siena S.p.A. *(a)	619,963	1,062,491
Banca Popolare di Sondrio Scarl *	1,081,282	2,604,424
BPER Banca *(a)	799,520	2,200,185
Buzzi Unicem S.p.A.	76,605	1,879,956
Cerved Group S.p.A. *	118,401	1,011,744
Davide Campari-Milano N.V.	133,008	1,366,738
De'Longhi S.p.A. *	57,648	1,916,647
DiaSorin S.p.A.	4,097	742,321
Enav S.p.A.	168,755	710,416
ERG S.p.A.	47,556	1,260,342
Esprinet S.p.A. *	120,815	754,231
Fincantieri S.p.A. *(a)	541,264	383,540
FinecoBank Banca Fineco S.p.A. *	126,883	1,927,171
Freni Brembo S.p.A. *	124,703	1,205,040
IMA Industria Macchine Automatiche S.p.A. *	8,630	693,575
Infrastrutture Wireless Italiane S.p.A.	51,201	499,974
Interpump Group S.p.A.	33,515	1,174,411
Iren S.p.A.	637,608	1,671,504
Italgas S.p.A.	326,305	2,105,370
Maire Tecnimont S.p.A. *(a)	113,637	205,623
MARR S.p.A. *	30,980	476,470
Mediaset S.p.A. *	634,551	1,176,282
Moncler S.p.A. *	38,987	1,513,031
OVS S.p.A. *	729,793	704,347
Piaggio & C S.p.A.	180,791	514,597
Security	Number of Shares	Value ($)
Recordati Industria Chimica e Farmaceutica S.p.A.	28,781	1,571,991
Reply S.p.A.	3,012	335,005
Salvatore Ferragamo Italia S.p.A. *	59,168	854,097
Societa Cattolica di Assicurazioni SC *	211,432	1,259,254
Tod's S.p.A. *(a)	18,896	545,080
UnipolSai Assicurazioni S.p.A.	590,722	1,698,364
Webuild S.p.A (a)	345,063	448,994
		45,213,429

Japan 33.4%
ABC-Mart, Inc.	17,282	909,365
Acom Co., Ltd.	141,780	553,510
Adastria Co., Ltd.	50,005	781,822
ADEKA Corp.	148,760	2,174,341
Advantest Corp.	34,352	1,642,365
Aeon Delight Co., Ltd.	23,847	704,987
AEON Financial Service Co., Ltd.	112,280	998,444
Aeon Mall Co., Ltd.	102,895	1,361,325
Aica Kogyo Co., Ltd.	43,833	1,504,570
Aida Engineering Ltd.	79,546	516,080
Ain Holdings, Inc.	21,400	1,384,356
Aisan Industry Co., Ltd.	115,593	518,858
Alconix Corp.	50,725	673,974
Alpen Co., Ltd.	34,957	592,698
Amano Corp.	48,126	1,002,956
Anritsu Corp.	51,831	1,131,000
AOKI Holdings, Inc.	92,603	500,368
Aoyama Trading Co., Ltd.	177,049	1,065,182
Aozora Bank Ltd.	103,435	1,858,114
Arata Corp.	41,757	1,996,398
Arcs Co., Ltd.	109,700	2,710,302
Asahi Diamond Industrial Co., Ltd.	101,654	475,462
Asahi Holdings, Inc.	34,504	1,158,322
Asahi Intecc Co., Ltd.	8,338	247,282
Asanuma Corp.	5,626	235,290
ASKUL Corp.	17,316	534,772
Autobacs Seven Co., Ltd.	94,356	1,220,769
Avex, Inc.	63,958	551,856
Azbil Corp.	85,004	2,669,276
Belluna Co., Ltd.	87,324	835,814
Benesse Holdings, Inc.	69,340	1,766,112
BML, Inc.	18,708	477,381
Bunka Shutter Co., Ltd.	92,159	655,268
Calbee, Inc.	50,639	1,578,216
Canon Electronics, Inc.	30,806	429,939
Canon Marketing Japan, Inc.	66,573	1,190,272
Capcom Co., Ltd.	26,776	1,297,832
Cawachi Ltd.	33,724	958,818
Central Glass Co., Ltd.	78,179	1,557,756
Chiyoda Corp. *	339,243	886,136
Chudenko Corp.	32,598	695,641
Chugoku Marine Paints Ltd.	71,100	661,084
Citizen Watch Co., Ltd.	609,380	1,936,546
CKD Corp.	51,773	714,262
Cocokara fine, Inc.	32,564	1,820,968
Colowide Co., Ltd. (a)	26,261	410,835
Cosmos Pharmaceutical Corp.	10,687	1,879,509
Create SD Holdings Co., Ltd.	22,793	822,134
Credit Saison Co., Ltd.	180,097	2,053,254
CyberAgent, Inc.	41,261	2,198,356
Daido Metal Co., Ltd.	110,250	551,016
Daifuku Co., Ltd.	32,606	2,868,725
Daihen Corp.	22,848	900,605
Daiho Corp.	29,999	765,216
Daiichikosho Co., Ltd.	34,316	1,071,111
Daiki Aluminium Industry Co., Ltd.	41,340	196,087

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daikyonishikawa Corp.	160,844	872,133
Daio Paper Corp. (a)	94,900	1,293,135
Daiseki Co., Ltd.	22,081	532,634
Daishi Hokuetsu Financial Group, Inc.	27,252	523,993
Daiwabo Holdings Co., Ltd.	36,620	2,203,174
DCM Holdings Co., Ltd.	171,904	2,104,120
DeNA Co., Ltd.	98,567	1,569,896
Descente Ltd. *	47,074	806,133
Dexerials Corp.	67,809	678,442
Disco Corp.	8,997	2,098,126
DMG Mori Co., Ltd.	73,025	928,263
Doshisha Co., Ltd.	41,082	787,200
Doutor Nichires Holdings Co., Ltd.	38,541	597,132
Dowa Holdings Co., Ltd.	83,132	2,583,054
DTS Corp.	32,435	680,234
Duskin Co., Ltd.	48,609	1,222,043
DyDo Group Holdings, Inc.	16,454	770,372
Eagle Industry Co., Ltd.	78,041	548,263
Earth Corp.	10,717	790,296
Eizo Corp.	19,525	735,559
Exedy Corp.	85,775	1,150,191
Ezaki Glico Co., Ltd.	45,809	1,943,896
FamilyMart Co., Ltd	55,477	1,229,393
Fancl Corp.	22,809	745,280
FCC Co., Ltd.	63,218	1,149,960
Foster Electric Co., Ltd.	72,360	793,575
FP Corp.	11,141	848,878
Fuji Co., Ltd.	50,433	886,008
Fuji Corp.	69,579	1,250,578
Fuji Media Holdings, Inc.	82,391	818,122
Fuji Oil Co., Ltd. *	368,406	639,226
Fuji Oil Holdings, Inc.	45,250	1,327,055
Fuji Seal International, Inc.	41,922	760,601
Fuji Soft, Inc.	19,861	898,984
Fujimori Kogyo Co., Ltd.	23,708	883,084
Fujitec Co., Ltd.	86,673	1,730,272
Fujitsu General Ltd.	57,774	1,511,293
Fukuoka Financial Group, Inc.	126,378	2,091,503
Fukuyama Transporting Co., Ltd.	36,854	1,817,591
Furukawa Co., Ltd.	63,165	635,551
Futaba Corp.	57,425	484,115
Futaba Industrial Co., Ltd.	188,147	982,917
Fuyo General Lease Co., Ltd.	9,455	569,734
G-Tekt Corp.	69,512	677,782
Geo Holdings Corp.	109,491	1,774,860
Glory Ltd.	71,729	1,498,906
Gree, Inc.	146,570	621,967
GS Yuasa Corp.	139,646	2,313,716
GungHo Online Entertainment, Inc.	66,707	1,377,607
Gunze Ltd.	25,253	909,675
H.U. Group Holdings, Inc.	91,330	2,253,860
Hamakyorex Co., Ltd.	19,050	594,611
Hamamatsu Photonics K.K.	38,365	1,747,399
Happinet Corp.	55,722	652,091
Hazama Ando Corp.	294,730	2,003,869
Heiwa Corp.	60,529	1,021,136
Heiwa Real Estate Co., Ltd.	17,565	466,766
Heiwado Co., Ltd.	74,327	1,533,570
Hikari Tsushin, Inc.	6,646	1,605,644
Hirose Electric Co., Ltd.	18,446	2,089,080
HIS Co., Ltd. (a)	37,383	668,378
Hisamitsu Pharmaceutical Co., Inc.	40,508	1,867,925
Hitachi Capital Corp.	31,884	778,421
Hitachi Transport System Ltd.	48,658	1,695,425
Hitachi Zosen Corp.	434,355	1,716,203
Hogy Medical Co., Ltd.	15,316	485,282
Hokuetsu Corp.	299,093	1,020,997
Hokuhoku Financial Group, Inc.	162,355	1,506,505
Security	Number of Shares	Value ($)
Horiba Ltd.	28,161	1,542,887
Hoshizaki Corp.	23,704	1,812,810
Hosiden Corp.	116,549	1,022,119
House Foods Group, Inc.	48,871	1,649,848
Hulic Co., Ltd.	126,229	1,149,863
Ibiden Co., Ltd.	109,609	3,436,748
Inaba Denki Sangyo Co., Ltd.	78,765	1,953,434
Inabata & Co., Ltd.	153,852	1,900,572
Internet Initiative Japan, Inc.	25,404	1,025,311
Iriso Electronics Co., Ltd.	12,675	467,939
Ishihara Sangyo Kaisha Ltd.	81,876	555,903
Ito En Ltd.	34,226	2,068,826
Itochu Enex Co., Ltd.	159,245	1,410,072
Itochu Techno-Solutions Corp.	49,675	1,798,784
Itoham Yonekyu Holdings, Inc.	399,810	2,665,526
Iwatani Corp.	75,998	2,730,467
Izumi Co., Ltd.	59,105	2,304,674
Jaccs Co., Ltd.	33,578	552,535
Jafco Co., Ltd.	21,042	848,268
Japan Airport Terminal Co., Ltd.	20,960	942,800
Japan Aviation Electronics Industry Ltd.	74,799	974,090
Japan Display, Inc. *	3,878,502	1,938,428
Japan Exchange Group, Inc.	145,736	3,776,534
Japan Petroleum Exploration Co., Ltd.	54,180	942,128
Joyful Honda Co., Ltd.	91,192	1,300,224
Juki Corp.	77,275	336,659
JVC Kenwood Corp.	477,229	706,539
Kadokawa Corp.	47,510	1,214,575
Kaga Electronics Co., Ltd.	47,159	933,886
Kagome Co., Ltd.	55,071	1,711,150
Kakaku.com, Inc.	26,416	704,211
Kaken Pharmaceutical Co., Ltd.	23,373	1,079,992
Kameda Seika Co., Ltd.	10,564	523,991
Kamigumi Co., Ltd.	109,573	2,262,859
Kanamoto Co., Ltd.	47,467	1,030,403
Kandenko Co., Ltd.	167,687	1,315,626
Kanematsu Corp.	192,325	2,432,060
Kansai Paint Co., Ltd.	101,958	2,431,532
Kasai Kogyo Co., Ltd.	152,502	547,911
Kato Sangyo Co., Ltd.	55,234	1,901,118
Kato Works Co., Ltd.	34,679	346,316
Kawasaki Kisen Kaisha Ltd. *	250,684	2,796,541
Keihan Holdings Co., Ltd.	46,227	1,992,149
Keihin Corp.	92,919	2,254,520
Keikyu Corp.	123,666	1,844,874
Keisei Electric Railway Co., Ltd.	53,122	1,562,927
KH Neochem Co., Ltd.	31,412	681,884
Kinden Corp.	170,914	2,820,496
Kintetsu World Express, Inc.	59,530	1,224,899
Kissei Pharmaceutical Co., Ltd.	23,062	502,799
Kitz Corp.	129,064	754,582
Kobayashi Pharmaceutical Co., Ltd.	17,325	1,542,251
Kohnan Shoji Co., Ltd.	52,162	1,883,922
Kokuyo Co., Ltd.	116,831	1,302,223
Komeri Co., Ltd.	55,772	1,727,672
Komori Corp.	77,913	527,526
Konami Holdings Corp.	51,216	1,972,911
Konoike Transport Co., Ltd.	62,502	665,423
Kose Corp.	9,777	1,146,005
Kumagai Gumi Co., Ltd.	51,269	1,315,507
Kumiai Chemical Industry Co., Ltd.	27,920	271,710
Kura Sushi, Inc.	10,129	457,522
Kureha Corp.	23,952	1,026,563
Kurita Water Industries Ltd.	92,177	2,885,828
Kusuri no Aoki Holdings Co., Ltd.	6,726	574,004
KYB Corp. *	65,010	1,302,714
Kyoei Steel Ltd.	43,507	546,889
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,527	672,557

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
KYORIN Holdings, Inc.	48,879	925,080
Kyoritsu Maintenance Co., Ltd.	13,874	509,588
Kyowa Exeo Corp.	96,580	2,430,780
Kyowa Kirin Co., Ltd.	114,527	2,961,319
Kyudenko Corp.	46,505	1,328,777
Kyushu Financial Group, Inc.	251,660	1,155,721
Lawson, Inc.	40,323	1,988,677
Leopalace21 Corp. *	965,454	1,666,067
Life Corp.	36,285	1,657,795
Lintec Corp.	65,481	1,551,118
Lion Corp.	118,545	2,510,746
LIXIL VIVA Corp.	5,577	136,158
M3, Inc.	26,132	1,513,041
Mabuchi Motor Co., Ltd.	46,735	1,646,049
Macnica Fuji Electronics Holdings, Inc.	95,511	1,615,793
Maeda Corp.	175,479	1,302,296
Maeda Road Construction Co., Ltd.	51,567	951,153
Makino Milling Machine Co., Ltd.	30,558	1,056,109
Mandom Corp.	28,291	449,529
Marudai Food Co., Ltd.	65,549	1,144,148
Maruha Nichiro Corp.	73,453	1,660,996
Marui Group Co., Ltd.	100,851	1,842,127
Maruichi Steel Tube Ltd.	52,043	1,395,240
Max Co., Ltd.	34,848	522,498
Maxell Holdings Ltd.	87,502	839,168
MCJ Co., Ltd.	70,634	628,109
Mebuki Financial Group, Inc.	742,170	1,798,649
Megmilk Snow Brand Co., Ltd.	82,549	1,868,241
Meidensha Corp.	60,598	934,299
Meitec Corp.	15,300	737,263
Ministop Co., Ltd.	32,815	468,498
Mirait Holdings Corp.	92,368	1,296,087
Mitsubishi Logisnext Co., Ltd.	31,916	300,666
Mitsubishi Logistics Corp.	59,645	1,808,276
Mitsubishi Pencil Co., Ltd.	35,595	447,770
Mitsubishi UFJ Lease & Finance Co., Ltd.	226,350	1,069,370
Mitsui E&S Holdings Co., Ltd. *	273,973	1,110,928
Mitsui Matsushima Holdings Co., Ltd.	51,067	353,465
Mitsui Sugar Co., Ltd.	25,109	457,926
Mitsui-Soko Holdings Co., Ltd.	42,119	704,598
Miura Co., Ltd.	27,684	1,132,996
Mizuho Leasing Co., Ltd.	11,066	278,933
Mizuno Corp.	40,109	719,008
Mochida Pharmaceutical Co., Ltd.	19,830	732,090
Modec, Inc.	28,313	474,976
Morinaga & Co., Ltd.	25,776	944,314
Morinaga Milk Industry Co., Ltd.	61,399	2,981,799
Morita Holdings Corp.	39,490	722,807
MOS Food Services, Inc.	19,540	535,648
Musashi Seimitsu Industry Co., Ltd.	81,531	818,039
Nabtesco Corp.	76,463	2,419,099
Nachi-Fujikoshi Corp.	31,365	974,564
Nankai Electric Railway Co., Ltd.	76,545	1,683,997
NEC Networks & System Integration Corp.	68,898	1,278,620
NET One Systems Co., Ltd.	41,477	1,593,840
Nexon Co., Ltd.	112,592	2,636,295
Nichi-iko Pharmaceutical Co., Ltd.	56,631	635,493
Nichias Corp.	63,580	1,507,885
Nichicon Corp.	85,609	629,686
Nichiha Corp.	34,595	817,531
NichiiGakkan Co., Ltd.	10,155	159,059
Nifco, Inc.	85,919	2,202,968
Nihon Kohden Corp.	50,401	1,722,888
Nihon Parkerizing Co., Ltd.	89,528	861,130
Nihon Unisys Ltd.	38,092	1,091,986
Nikkiso Co., Ltd.	69,525	685,776
Nippo Corp.	73,501	1,903,977
Security	Number of Shares	Value ($)
Nippon Chemi-Con Corp. *	49,156	789,407
Nippon Denko Co., Ltd. *	327,396	592,768
Nippon Densetsu Kogyo Co., Ltd.	41,224	820,243
Nippon Flour Mills Co., Ltd.	85,193	1,353,673
Nippon Gas Co., Ltd.	31,515	1,221,431
Nippon Holdings Co., Ltd.	65,743	1,450,692
Nippon Kayaku Co., Ltd.	192,166	1,891,851
Nippon Koei Co., Ltd.	19,154	502,850
Nippon Paint Holdings Co., Ltd.	39,387	3,379,902
Nippon Sheet Glass Co., Ltd. *	408,159	1,639,641
Nippon Shinyaku Co., Ltd.	10,632	877,269
Nippon Signal Company Ltd.	60,835	588,013
Nippon Soda Co., Ltd.	43,652	1,239,026
Nippon Suisan Kaisha Ltd.	428,870	1,925,052
Nippon Television Holdings, Inc.	50,232	593,055
Nippon Yakin Kogyo Co., Ltd.	26,284	375,256
Nipro Corp.	144,050	1,623,271
Nishi-Nippon Financial Holdings, Inc.	179,951	1,189,548
Nishi-Nippon Railroad Co., Ltd.	86,313	2,510,968
Nishimatsu Construction Co., Ltd.	92,613	1,762,394
Nishimatsuya Chain Co., Ltd.	79,315	1,002,984
Nishio Rent All Co., Ltd.	29,378	647,704
Nissan Chemical Corp.	55,656	2,949,566
Nissha Co., Ltd.	79,869	872,161
Nisshinbo Holdings, Inc.	316,060	2,190,618
Nissin Electric Co., Ltd.	50,296	534,050
Nissin Foods Holdings Co., Ltd.	38,100	3,808,383
Nissin Kogyo Co., Ltd.	58,359	1,227,771
Nitta Corp.	18,102	403,025
Nitto Boseki Co., Ltd.	16,732	672,941
Nitto Kogyo Corp.	36,838	659,676
NOF Corp.	47,709	1,934,544
Nojima Corp.	51,256	1,517,694
Nomura Co., Ltd.	46,971	332,201
Nomura Research Institute Ltd.	102,364	2,721,148
Noritake Co., Ltd.	21,328	683,815
Noritz Corp.	89,194	1,135,479
North Pacific Bank Ltd.	571,576	1,201,956
NS Solutions Corp.	23,538	684,754
NS United Kaiun Kaisha Ltd.	26,976	349,267
NSD Co., Ltd.	33,276	580,514
Obic Co., Ltd.	7,744	1,372,151
Oiles Corp.	39,484	512,330
Okamoto Industries, Inc.	16,629	664,094
Okamura Corp.	136,095	956,111
Okasan Securities Group, Inc.	234,840	713,079
Oki Electric Industry Co., Ltd.	166,305	1,594,910
OKUMA Corp.	34,230	1,563,905
Okumura Corp.	47,300	1,144,085
Onward Holdings Co., Ltd.	287,272	739,547
Open House Co., Ltd.	27,147	963,822
Oracle Corp. Japan	8,719	1,022,814
Orient Corp.	505,800	558,052
Osaka Soda Co., Ltd.	24,021	572,635
OSG Corp.	72,261	1,068,464
Outsourcing, Inc.	38,010	315,062
Pacific Industrial Co., Ltd.	66,486	623,825
PALTAC Corp.	48,561	2,683,460
Paramount Bed Holdings Co., Ltd.	18,187	724,599
Park24 Co., Ltd.	66,915	1,209,007
Penta-Ocean Construction Co., Ltd.	370,044	2,376,349
Persol Holdings Co., Ltd.	148,248	2,313,645
Pigeon Corp.	31,151	1,423,232
Pilot Corp.	25,630	754,072
Piolax, Inc.	36,273	558,914
Plenus Co., Ltd.	41,284	683,233
Pola Orbis Holdings, Inc.	45,807	829,792
Press Kogyo Co., Ltd.	350,582	1,008,322

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prima Meat Packers Ltd.	50,180	1,466,906
Qol Holdings Co., Ltd.	19,486	208,926
Raito Kogyo Co., Ltd.	49,210	746,190
Raiznext Corp.	55,151	690,655
Relia, Inc.	40,443	480,534
Relo Group, Inc.	32,280	733,602
Rengo Co., Ltd.	311,948	2,303,317
Resorttrust, Inc.	49,795	709,043
Restar Holdings Corp.	49,529	910,293
Rinnai Corp.	31,554	2,918,994
Rohto Pharmaceutical Co., Ltd.	48,035	1,526,502
Round One Corp.	65,676	528,282
Royal Holdings Co., Ltd.	26,877	467,360
Ryobi Ltd.	88,846	992,810
Ryosan Co., Ltd.	68,932	1,270,801
Ryoyo Electro Corp.	34,454	972,425
S Foods, Inc.	34,406	934,408
Saizeriya Co., Ltd. *	31,517	590,842
Sakai Chemical Industry Co., Ltd.	29,652	556,438
Sakata INX Corp.	78,623	724,359
Sakata Seed Corp.	14,580	479,148
San-A Co., Ltd.	21,986	891,506
Sanden Holdings Corp. *	142,444	412,375
Sangetsu Corp.	68,652	1,050,059
Sanken Electric Co., Ltd.	37,547	775,052
Sanki Engineering Co., Ltd.	57,498	616,486
Sankyo Co., Ltd.	38,592	1,066,288
Sankyo Tateyama, Inc.	105,703	915,039
Sankyu, Inc.	54,074	2,258,926
Sanoh Industrial Co., Ltd.	65,670	408,715
Sanrio Co., Ltd.	37,292	623,848
Sanwa Holdings Corp.	224,588	2,261,870
Sanyo Chemical Industries Ltd.	15,095	701,762
Sanyo Denki Co., Ltd.	11,205	500,841
Sanyo Special Steel Co., Ltd.	65,975	572,992
Sapporo Holdings Ltd.	89,484	1,596,527
Sato Holdings Corp.	23,159	442,455
Sawai Pharmaceutical Co., Ltd.	25,167	1,286,295
SCREEN Holdings Co., Ltd.	30,567	1,490,230
SCSK Corp.	24,174	1,308,489
Sega Sammy Holdings, Inc.	193,162	2,238,636
Seibu Holdings, Inc.	161,492	1,775,658
Seiko Holdings Corp.	49,814	702,737
Seiren Co., Ltd.	56,391	747,130
Sekisui Jushi Corp.	24,030	503,509
Senko Group Holdings Co., Ltd.	188,931	1,672,933
Senshu Ikeda Holdings, Inc.	353,301	553,048
Seven Bank Ltd.	402,230	1,008,941
Sharp Corp.	110,051	1,366,752
Shibaura Machine Co., Ltd.	28,815	571,436
Shibuya Corp.	18,410	515,782
Shima Seiki Manufacturing Ltd.	31,789	455,649
Shimachu Co., Ltd.	62,543	1,747,512
Shindengen Electric Manufacturing Co., Ltd.	18,181	325,748
Shinko Electric Industries Co., Ltd.	81,131	1,206,503
Shinmaywa Industries Ltd.	123,731	1,096,772
Shinsei Bank Ltd.	92,873	1,085,102
Ship Healthcare Holdings, Inc.	31,217	1,442,438
Shizuoka Gas Co., Ltd.	121,712	1,001,976
SHO-BOND Holdings Co., Ltd.	15,344	724,913
Shochiku Co., Ltd.	3,940	527,587
Shoei Foods Corp.	15,499	602,158
Showa Corp.	65,317	1,400,640
Showa Sangyo Co., Ltd.	42,104	1,399,562
Siix Corp.	72,543	621,826
Sinfonia Technology Co., Ltd.	21,378	214,697
SKY Perfect JSAT Holdings, Inc.	210,003	802,029
Security	Number of Shares	Value ($)
Skylark Holdings Co., Ltd.	146,122	2,323,181
Sohgo Security Services Co., Ltd.	42,270	1,975,085
Sony Financial Holdings, Inc. *(a)(b)	66,252	1,624,360
Sotetsu Holdings, Inc.	54,758	1,490,748
Square Enix Holdings Co., Ltd.	37,313	2,459,502
St Marc Holdings Co., Ltd.	24,539	376,953
Starts Corp., Inc.	31,281	654,852
Sugi Holdings Co., Ltd.	34,653	2,499,839
SUMCO Corp.	143,703	1,948,653
Sumitomo Bakelite Co., Ltd.	36,135	956,830
Sumitomo Dainippon Pharma Co., Ltd.	108,182	1,369,044
Sumitomo Mitsui Construction Co., Ltd.	295,368	1,197,683
Sumitomo Osaka Cement Co., Ltd.	54,333	1,762,511
Sumitomo Riko Co., Ltd.	129,052	666,891
Sumitomo Seika Chemicals Co., Ltd.	20,699	673,408
Sundrug Co., Ltd.	76,617	2,850,243
Suruga Bank Ltd.	360,835	1,296,413
Sushiro Global Holdings Ltd.	39,128	909,893
SWCC Showa Holdings Co., Ltd.	20,542	216,762
T-Gaia Corp.	30,802	607,065
Tachi-S Co., Ltd.	118,297	979,441
Tadano Ltd.	190,216	1,555,163
Taihei Dengyo Kaisha Ltd.	22,567	471,365
Taikisha Ltd.	35,653	972,309
Taisho Pharmaceutical Holdings Co., Ltd.	27,280	1,677,265
Taiyo Holdings Co., Ltd.	11,709	592,931
Taiyo Nippon Sanso Corp.	74,689	1,314,250
Taiyo Yuden Co., Ltd.	97,079	2,614,528
Takamatsu Construction Group Co., Ltd.	23,409	489,394
Takara Holdings, Inc.	168,193	1,574,951
Takara Standard Co., Ltd.	67,021	844,359
Takasago Thermal Engineering Co., Ltd.	72,309	990,077
Takeuchi Manufacturing Co., Ltd.	44,177	926,907
Takuma Co., Ltd.	65,037	1,041,377
Tamron Co., Ltd.	20,769	335,492
Tamura Corp.	113,744	556,680
TechnoPro Holdings, Inc.	10,450	557,754
Tekken Corp.	11,324	221,579
The 77 Bank Ltd.	56,590	831,947
The Awa Bank Ltd.	27,452	618,702
The Bank of Kyoto Ltd.	29,963	1,277,125
The Chiba Bank Ltd.	443,022	2,297,724
The Chugoku Bank Ltd.	121,171	1,119,785
The Gunma Bank Ltd.	446,013	1,467,854
The Hachijuni Bank Ltd.	370,327	1,431,789
The Hiroshima Bank Ltd.	315,133	1,595,798
The Hokkoku Bank Ltd.	21,955	613,858
The Hyakugo Bank Ltd.	162,860	500,659
The Hyakujushi Bank Ltd.	30,388	516,090
The Iyo Bank Ltd.	220,034	1,398,490
The Japan Steel Works Ltd.	75,444	1,088,494
The Japan Wool Textile Co., Ltd.	75,240	690,353
The Juroku Bank Ltd.	33,490	603,827
The Keiyo Bank Ltd.	132,468	618,338
The Kiyo Bank Ltd.	42,197	623,932
The Musashino Bank Ltd.	38,667	562,621
The Nanto Bank Ltd.	25,672	474,730
The Nisshin Oillio Group Ltd.	42,138	1,247,709
The Ogaki Kyoritsu Bank Ltd.	29,972	627,166
The Okinawa Electric Power Co., Inc.	78,165	1,224,311
The Pack Corp.	6,878	174,601
The San-In Godo Bank Ltd.	131,421	656,826
The Shiga Bank Ltd.	29,877	698,431
The Shizuoka Bank Ltd.	337,608	2,346,335
The Sumitomo Warehouse Co., Ltd.	75,744	937,827
THK Co., Ltd.	87,236	2,045,063
Toa Corp.	44,319	672,861
Toagosei Co., Ltd.	159,888	1,566,539

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tobishima Corp.	22,172	232,289
Toda Corp.	301,518	1,970,409
Toei Co., Ltd.	3,757	553,037
Toho Co., Ltd.	52,429	1,992,445
Toho Zinc Co., Ltd. *	55,068	974,705
Tokai Carbon Co., Ltd.	122,535	1,149,723
TOKAI Holdings Corp.	121,860	1,159,477
Tokai Rika Co., Ltd.	133,714	2,007,381
Tokai Tokyo Financial Holdings, Inc.	332,917	803,685
Token Corp.	14,061	914,903
Tokuyama Corp.	88,685	2,075,686
Tokyo Broadcasting System Holdings, Inc.	42,594	735,841
Tokyo Century Corp.	25,401	1,303,045
Tokyo Dome Corp.	86,974	657,769
Tokyo Ohka Kogyo Co., Ltd.	26,504	1,294,646
Tokyo Seimitsu Co., Ltd.	29,999	916,561
Tokyo Steel Manufacturing Co., Ltd.	121,082	811,819
Tokyo Tatemono Co., Ltd.	142,193	1,731,069
Tokyu Construction Co., Ltd.	134,566	617,980
TOMONY Holdings, Inc.	144,517	461,986
Tomy Co., Ltd.	101,557	815,942
Topcon Corp.	99,153	798,497
Toppan Forms Co., Ltd.	87,075	789,090
Topre Corp.	95,635	1,064,164
Topy Industries Ltd.	69,487	745,030
Toshiba TEC Corp.	27,661	1,156,835
Totetsu Kogyo Co., Ltd.	31,338	776,912
Towa Pharmaceutical Co., Ltd.	20,505	406,445
Toyo Construction Co., Ltd.	128,293	488,758
Toyo Ink SC Holdings Co., Ltd.	77,402	1,356,150
Toyo Tire Corp.	170,914	2,847,895
Toyobo Co., Ltd.	164,950	2,376,761
Toyota Boshoku Corp.	160,666	2,278,671
TPR Co., Ltd.	77,793	1,039,490
Trancom Co., Ltd.	8,853	623,621
Transcosmos, Inc.	33,293	908,262
Trend Micro, Inc.	41,279	2,553,541
Trusco Nakayama Corp.	44,558	1,015,996
TSI Holdings Co., Ltd.	210,702	639,785
Tsubaki Nakashima Co., Ltd.	45,002	363,258
Tsubakimoto Chain Co.	62,190	1,458,499
Tsukishima Kikai Co., Ltd.	36,299	429,584
Tsumura & Co.	47,977	1,361,788
TV Asahi Holdings Corp.	36,659	581,110
UACJ Corp.	83,751	1,532,941
Uchida Yoko Co., Ltd.	4,960	296,071
Ulvac, Inc.	41,071	1,460,113
Unipres Corp.	170,162	1,476,251
United Arrows Ltd.	42,128	645,556
United Super Markets Holdings, Inc.	186,191	2,185,938
Ushio, Inc.	110,045	1,363,564
USS Co., Ltd.	71,411	1,206,064
Valor Holdings Co., Ltd.	105,157	2,688,299
Vital KSK Holdings, Inc.	99,638	1,006,293
VT Holdings Co., Ltd.	170,493	627,019
Wacoal Holdings Corp.	73,292	1,302,800
Wacom Co., Ltd.	136,006	888,794
Warabeya Nichiyo Holdings Co., Ltd.	56,130	791,838
Welcia Holdings Co., Ltd.	49,544	2,118,742
World Co., Ltd.	30,528	447,362
Xebio Holdings Co., Ltd.	89,256	633,785
YAMABIKO Corp.	64,466	656,545
Yamaguchi Financial Group, Inc.	232,348	1,540,296
Yamato Kogyo Co., Ltd.	43,361	1,041,449
Yamazen Corp.	155,708	1,466,852
Yaoko Co., Ltd.	20,176	1,577,246
Yellow Hat Ltd.	43,810	721,732
Security	Number of Shares	Value ($)
Yodogawa Steel Works Ltd.	65,472	1,139,717
Yokogawa Bridge Holdings Corp.	33,360	603,686
Yokohama Reito Co., Ltd.	66,423	564,982
Yondoshi Holdings, Inc.	14,850	241,980
Yoshinoya Holdings Co., Ltd. (a)	46,534	920,631
Yuasa Trading Co., Ltd.	41,239	1,199,701
Zenkoku Hosho Co., Ltd.	14,155	501,221
Zensho Holdings Co., Ltd.	56,819	1,279,492
Zeon Corp.	175,110	1,842,829
ZERIA Pharmaceutical Co., Ltd.	25,750	475,930
Zojirushi Corp.	34,312	518,991
ZOZO, Inc.	27,311	768,504
		630,771,272

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.6%
Accell Group N.V. *	25,408	759,668
Adyen N.V. *	248	419,090
AMG Advanced Metallurgical Group N.V. (a)	26,881	553,594
Arcadis N.V. *	94,831	2,183,204
ASM International N.V.	13,971	2,106,957
BE Semiconductor Industries N.V.	30,227	1,447,807
Brunel International N.V. *	58,803	453,599
Corbion N.V.	48,019	2,228,220
Eurocommercial Properties N.V.	40,644	488,026
Flow Traders	8,141	321,296
ForFarmers N.V.	106,424	688,573
Fugro N.V. CVA *(a)	237,017	1,015,356
GrandVision N.V. *	21,408	614,470
IMCD N.V.	17,877	1,913,083
Intertrust N.V.	46,239	831,705
Koninklijke BAM Groep N.V. *	668,586	1,032,278
Koninklijke Vopak N.V.	36,839	2,027,532
OCI N.V. *	49,935	679,014
PostNL N.V. *	877,000	2,618,975
Prosus N.V. *	14,484	1,452,289
SBM Offshore N.V.	149,076	2,582,495
Sligro Food Group N.V.	75,978	1,306,652
TKH Group N.V.	35,268	1,385,995
TomTom N.V. *	52,212	419,929
Van Lanschot Kempen N.V.	16,540	333,508
Wereldhave N.V. (a)	57,206	480,277
		30,343,592

New Zealand 0.9%
Air New Zealand Ltd.	1,349,673	1,277,141
Auckland International Airport Ltd.	224,991	1,008,233
Chorus Ltd.	358,020	2,049,619
EBOS Group Ltd.	89,988	1,406,225
Fisher & Paykel Healthcare Corp., Ltd.	93,515	2,329,170
Genesis Energy Ltd.	507,214	1,035,334
Infratil Ltd.	350,055	1,173,547
Kiwi Property Group Ltd.	739,421	519,766
Mercury NZ Ltd.	394,597	1,384,215
Meridian Energy Ltd.	613,326	2,105,899
Ryman Healthcare Ltd.	25,778	234,170
SKY Network Television Ltd. *	7,320,048	677,824
SKYCITY Entertainment Group Ltd.	662,475	1,141,805
Z Energy Ltd.	612,145	1,112,984
		17,455,932

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Norway 1.5%
Aker A.S.A., A Shares	32,894	1,539,703
Aker BP A.S.A.	42,037	841,903
Aker Solutions A.S.A. *	856,461	969,662
Austevoll Seafood A.S.A.	109,563	1,018,236
Bakkafrost P/F *	13,931	878,112
Bonheur A.S.A.	18,994	527,489
BW Energy Ltd. *	21,806	51,512
BW LPG Ltd.	146,576	688,458
BW Offshore Ltd.	119,080	463,805
DNO A.S.A.	507,155	323,415
Elkem A.S.A.	333,696	692,925
Entra A.S.A.	48,005	660,497
Europris A.S.A.	170,997	867,005
Frontline Ltd.	31,321	249,760
Gjensidige Forsikring A.S.A. *	95,240	2,042,425
Kongsberg Gruppen A.S.A.	52,614	786,967
Leroy Seafood Group A.S.A.	185,673	1,181,478
Norwegian Finans Holding A.S.A. *	32,253	246,042
PGS A.S.A. *	1,753,179	658,200
Salmar A.S.A. *	25,410	1,386,453
Schibsted A.S.A., B Shares *	23,492	937,189
Schibsted A.S.A., Class A *	23,584	1,033,804
SpareBank 1 Nord Norge	118,258	917,120
SpareBank 1 SMN	107,744	1,080,171
SpareBank 1 SR-Bank A.S.A. *	107,669	975,200
Storebrand A.S.A. *	266,508	1,647,940
TGS Nopec Geophysical Co. A.S.A.	89,168	1,167,774
Tomra Systems A.S.A. *	24,770	1,208,815
Veidekke A.S.A. *	123,155	1,668,936
XXL A.S.A. *	407,996	970,389
		27,681,385

Poland 1.2%
Alior Bank S.A. *	149,899	559,790
Asseco Poland S.A.	115,194	2,229,429
Bank Handlowy w Warszawie S.A. *	41,480	420,052
Bank Millennium S.A. *	465,634	383,824
CCC S.A.	24,122	378,346
Cyfrowy Polsat S.A. *	220,557	1,729,081
Enea S.A. *	862,145	1,561,640
Energa S.A. *	495,953	1,095,043
Eurocash S.A. *	165,121	702,154
Grupa Azoty S.A. *	146,888	1,077,070
Jastrzebska Spolka Weglowa S.A.	193,193	827,056
LPP S.A. *	410	803,001
mBank S.A. *	7,842	402,088
Orange Polska S.A. *	1,292,825	2,546,145
PLAY Communications S.A.	156,270	1,302,623
Santander Bank Polska S.A. *	17,645	728,685
Tauron Polska Energia S.A. *	7,613,822	5,246,689
		21,992,716

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A. *	348,086	1,084,445
EDP Renovaveis S.A.	48,952	838,352
Mota-Engil, SGPS, S.A. *	323,471	609,684
NOS, SGPS S.A.	258,138	1,045,944
REN - Redes Energeticas Nacionais, SGPS, S.A.	340,699	990,126
Sonae, SGPS, S.A.	1,840,695	1,313,123
The Navigator Co. S.A. *	410,362	1,081,663
		6,963,337

Security	Number of Shares	Value ($)
Republic of Korea 6.2%
AK Holdings, Inc.	21,674	301,053
AMOREPACIFIC Group	32,277	1,385,745
Asiana Airlines, Inc. *	241,306	876,535
BGF retail Co., Ltd.	4,905	526,465
Celltrion, Inc. *	5,951	1,487,875
Cheil Worldwide, Inc.	61,316	942,013
CJ ENM Co., Ltd.	8,781	877,435
CJ Logistics Corp. *	7,786	992,995
Com2uSCorp	7,015	656,088
Daesang Corp.	44,852	1,091,188
Daewoo Engineering & Construction Co., Ltd. *	416,673	1,033,001
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	72,780	1,357,081
Daou Technology, Inc.	16,038	262,597
DB HiTek Co., Ltd.	32,435	970,674
DGB Financial Group, Inc.	325,039	1,447,476
Dongkuk Steel Mill Co., Ltd. *	426,082	2,213,087
Doosan Bobcat, Inc.	34,169	756,499
Doosan Co., Ltd.	25,159	983,783
Doosan Infracore Co., Ltd. *	409,801	2,773,634
Fila Holdings Corp.	18,398	537,428
Green Cross Corp.	4,854	1,084,887
Green Cross Holdings Corp.	28,659	663,459
GS Engineering & Construction Corp.	97,321	2,023,595
GS Home Shopping, Inc.	5,286	520,635
GS Retail Co., Ltd.	39,349	1,091,464
Handsome Co., Ltd.	10,960	290,169
Hanjin Transportation Co., Ltd.	23,558	869,617
Hanon Systems	150,950	1,639,241
Hansol Paper Co., Ltd.	52,875	596,452
Hanssem Co., Ltd.	9,859	807,543
Hanwha Aerospace Co., Ltd. *	42,543	923,991
Hanwha Life Insurance Co., Ltd.	1,439,188	1,853,656
Harim Holdings Co., Ltd.	116,642	639,228
HDC Holdings Co., Ltd.	65,685	622,069
Hite Jinro Co., Ltd.	27,382	850,573
HMM Co., Ltd. *	367,072	1,779,893
Hotel Shilla Co., Ltd.	18,183	1,076,071
Huchems Fine Chemical Corp.	31,596	480,097
Hyosung Corp.	11,943	673,610
Hyundai Construction Equipment Co., Ltd. *	57,306	1,054,075
Hyundai Corp.	60,843	691,456
Hyundai Department Store Co., Ltd.	25,447	1,150,353
Hyundai Electric & Energy System Co., Ltd. *	59,089	584,473
Hyundai Elevator Co., Ltd.	16,791	580,243
Hyundai Greenfood Co., Ltd.	100,988	615,501
Hyundai Home Shopping Network Corp.	8,772	482,205
Hyundai Mipo Dockyard Co., Ltd.	18,434	477,183
Hyundai Rotem Co., Ltd. *	43,610	556,184
Hyundai Wia Corp.	75,720	2,654,885
iMarketKorea, Inc.	88,153	572,152
IS Dongseo Co., Ltd.	23,945	898,013
JB Financial Group Co., Ltd.	241,084	870,654
Kakao Corp.	5,243	1,796,364
Kangwon Land, Inc.	79,039	1,373,984
KCC Corp.	9,321	1,094,603
KEPCO Plant Service & Engineering Co., Ltd.	28,815	674,347
Kolon Corp.	41,390	747,382
Kolon Industries, Inc.	57,726	1,555,040
Korea Aerospace Industries Ltd.	40,521	765,802
Korea Electric Terminal Co., Ltd.	9,920	374,119
Korea Investment Holdings Co., Ltd.	21,340	1,094,037

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Korea PetroChemical Ind Co., Ltd.	10,229	1,016,097
Korean Reinsurance Co.	188,597	1,165,335
Kumho Petrochemical Co., Ltd.	28,914	2,446,213
Kumho Tire Co., Inc. *	224,561	689,997
LF Corp.	68,663	739,866
LG Hausys Ltd.	25,078	1,224,450
LG HelloVision Co., Ltd.	97,661	321,864
LG Innotek Co., Ltd.	22,876	2,792,339
LG International Corp.	173,354	2,196,294
Lotte Chilsung Beverage Co., Ltd.	5,630	445,983
LOTTE Fine Chemical Co., Ltd.	23,903	899,456
LOTTE Himart Co., Ltd.	64,664	1,635,789
LS Corp.	68,015	2,590,857
LS Electric Co., Ltd.	24,027	1,094,251
Mando Corp.	76,767	2,029,198
Meritz Financial Group, Inc.	64,848	503,870
Meritz Fire & Marine Insurance Co., Ltd.	122,539	1,315,239
Meritz Securities Co., Ltd.	216,294	583,570
Mirae Asset Daewoo Co., Ltd.	167,760	1,313,383
NCSoft Corp.	3,290	2,284,915
Nexen Tire Corp.	100,799	430,214
NH Investment & Securities Co., Ltd.	66,259	499,773
NongShim Co., Ltd.	4,838	1,464,148
OCI Co., Ltd. *	42,820	2,332,228
Orion Corp.	11,933	1,411,387
Ottogi Corp.	1,304	660,837
Pan Ocean Co., Ltd. *	209,444	598,588
Partron Co., Ltd.	63,382	544,235
Poongsan Corp.	75,288	1,467,225
S&T Motiv Co., Ltd.	7,177	332,296
S-1 Corp.	14,894	1,093,322
Samsung Card Co., Ltd.	42,426	1,026,810
Samsung Engineering Co., Ltd. *	86,665	824,408
Samsung Securities Co., Ltd.	32,932	835,845
Seoul Semiconductor Co., Ltd.	52,735	723,614
Seoyon E-Hwa Co., Ltd.	145,573	525,112
SFA Engineering Corp.	8,876	247,697
Shinsegae, Inc.	7,697	1,315,339
SK Chemicals Co., Ltd.	10,605	3,512,979
SK Gas Ltd.	14,827	1,175,775
SKC Co., Ltd.	22,270	1,734,132
Sungwoo Hitech Co., Ltd.	362,995	925,899
Taekwang Industrial Co., Ltd.	1,876	1,042,310
Taeyoung Engineering & Construction Co., Ltd. (b)	44,607	811,105
WONIK IPS Co., Ltd. *	24,536	660,958
Youngone Corp.	36,748	971,367
Yuhan Corp.	22,504	1,269,272
		116,347,798

Singapore 1.4%
Ascendas Real Estate Investment Trust	748,750	1,828,369
CapitaLand Commercial Trust	377,794	466,824
CapitaLand Mall Trust	696,258	1,003,726
City Developments Ltd.	325,325	1,921,418
Genting Singapore Ltd.	3,599,176	1,853,062
Golden Agri-Resources Ltd.	18,313,554	1,953,122
Keppel Infrastructure Trust	955,476	383,006
Mapletree Commercial Trust	375,614	530,435
Mapletree Industrial Trust	338,756	759,934
Mapletree Logistics Trust	490,430	746,683
Mapletree North Asia Commercial Trust	752,885	520,529
SATS Ltd.	430,739	950,439
Sembcorp Industries Ltd.	1,901,486	2,615,312
Sembcorp Marine Ltd. *	1,154,347	174,052
Singapore Exchange Ltd.	234,985	1,488,100
Singapore Post Ltd.	1,402,177	721,921
Security	Number of Shares	Value ($)
Singapore Press Holdings Ltd.	1,738,833	1,394,034
Singapore Technologies Engineering Ltd.	832,278	2,081,307
StarHub Ltd.	918,126	823,855
Suntec Real Estate Investment Trust	562,242	578,949
UOL Group Ltd.	219,708	1,061,696
Venture Corp., Ltd.	219,747	3,208,280
		27,065,053

Spain 1.3%
Abengoa S.A., B Shares *(b)	192,522,094	1,313,328
Almirall S.A. *	36,844	406,046
Applus Services S.A. *	125,248	1,034,303
Bolsas y Mercados Espanoles SHMSF S.A.	2,622	103,418
Cellnex Telecom S.A.	17,159	1,101,584
Cia de Distribucion Integral Logista Holdings S.A.	47,538	844,837
Cie Automotive S.A.	34,756	602,714
Construcciones y Auxiliar de Ferrocarriles S.A. *	14,883	533,980
Distribuidora Internacional de Alimentacion S.A. *	9,098,512	1,265,503
Ebro Foods S.A.	76,710	1,885,285
Ence Energia y Celulosa S.A. (a)	142,234	457,752
Ercros S.A.	99,246	249,256
Euskaltel S.A.	64,045	596,672
Faes Farma S.A.	106,343	421,605
Gestamp Automocion S.A.	329,366	883,136
Indra Sistemas S.A. *	58,104	423,191
Inmobiliaria Colonial Socimi S.A.	45,126	398,017
Liberbank S.A. *	1,868,365	501,639
Mediaset Espana Comunicacion S.A. *	320,240	1,067,780
Melia Hotels International S.A. *	130,497	548,111
Merlin Properties Socimi S.A.	69,074	621,220
Obrascon Huarte Lain S.A. *(a)	1,025,445	762,809
Prosegur Cash S.A.	375,102	311,779
Prosegur Cia de Seguridad S.A.	418,322	1,016,594
Sacyr S.A.	362,428	825,715
Siemens Gamesa Renewable Energy S.A.	90,307	2,423,581
Tecnicas Reunidas S.A. *	37,788	484,013
Unicaja Banco S.A. *	2,139,294	1,542,769
Viscofan S.A.	26,267	1,947,670
Zardoya Otis S.A.	95,834	667,046
		25,241,353

Sweden 4.2%
AAK AB *	76,883	1,527,418
AddTech AB, B Shares	20,567	1,068,298
AF Poyry AB *	49,181	1,374,225
Arjo AB, B Shares	156,281	932,256
Attendo AB *	129,375	714,904
Axfood AB	87,172	1,932,450
Beijer Ref AB	7,690	306,710
Betsson AB *	159,650	1,338,291
Bilia AB, A Shares *	116,051	1,379,165
BillerudKorsnas AB	216,671	3,652,655
Bonava AB, B Shares	123,771	881,829
Bravida Holding AB *	127,454	1,513,202
Castellum AB	74,652	1,531,998
Clas Ohlson AB, B Shares	62,921	732,441
Cloetta AB, B Shares *	187,918	525,520
Concentric AB *	16,342	321,347
Coor Service Management Holding AB *	84,094	639,606
Dometic Group AB *	184,375	2,274,506
Elekta AB, B Shares (a)	108,079	1,358,984
Fabege AB	47,829	584,210

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fastighets AB Balder, B Shares *	5,631	224,980
Getinge AB, B Shares	141,309	3,147,318
Granges AB *	90,429	806,264
Hexpol AB *	200,974	1,662,560
Holmen AB, B Shares *	59,646	2,128,597
Industrivarden AB, A Shares *	86,592	2,305,117
Industrivarden AB, C Shares *	67,490	1,783,311
Indutrade AB *	33,342	1,761,241
Intrum AB (a)	47,058	1,189,415
Inwido AB *	79,976	796,056
JM AB	84,377	2,583,663
Kinnevik AB, B Shares *	110,997	4,298,987
Kinnevik AB, B Shares Redemption *	109,591	88,309
Kungsleden AB	71,356	565,887
L E Lundbergfortagen AB, B Shares *	35,930	1,645,499
Lifco AB, B Shares	10,412	830,550
Lindab International AB	65,308	1,051,749
Loomis AB *	65,952	1,660,853
Lundin Energy AB	32,685	801,119
Mekonomen AB *	67,047	718,670
Modern Times Group MTG AB, B Shares *	48,818	667,891
NCC AB, B Shares	121,926	2,199,628
Nibe Industrier AB, B Shares *	71,673	2,019,321
Nobia AB *	200,853	1,297,110
Nolato AB, B Shares *	8,567	837,336
Nordic Entertainment Group AB, B Shreas	31,231	1,306,459
Pandox AB *	35,062	400,420
Peab AB *	259,799	2,548,304
Ratos AB, B Shares *	553,995	2,123,499
Resurs Holding AB	55,246	287,601
Saab AB, B Shares *	63,760	1,922,052
SAS AB *(a)	769,035	579,566
Scandic Hotels Group AB	162,358	565,856
Svenska Cellulosa AB SCA, B Shares *	261,081	3,373,640
Sweco AB, B Shares	24,310	1,505,115
Swedish Orphan Biovitrum AB *	12,438	279,406
Thule Group AB	41,812	1,324,418
Wallenstam AB, B Shares	40,582	533,098
Wihlborgs Fastigheter AB	36,729	588,945
		78,999,825

Switzerland 3.6%
Allreal Holding AG	6,732	1,399,556
ALSO Holding AG *	4,190	1,133,061
ams AG *	41,992	745,918
Arbonia AG *	53,968	710,823
Aryzta AG *	2,866,041	2,049,787
Autoneum Holding AG *(a)	8,515	1,026,018
Banque Cantonale Vaudoise	10,748	1,151,849
Barry Callebaut AG	1,038	2,305,514
Belimo Holding AG	121	1,060,237
BKW AG	12,800	1,258,038
Bobst Group S.A.	8,897	578,510
Bucher Industries AG	5,548	2,081,309
Burckhardt Compression Holding AG	2,230	562,174
Cembra Money Bank AG	11,990	1,435,418
Conzzeta AG	935	976,068
Daetwyler Holding AG	4,474	1,048,380
dormakaba Holding AG *	1,444	936,527
Dufry AG *	42,142	1,271,584
Emmi AG	1,251	1,286,497
EMS-Chemie Holding AG	2,429	2,197,146
Flughafen Zuerich AG *	9,782	1,477,430
Forbo Holding AG	592	982,229
Galenica AG	33,044	2,381,649
Security	Number of Shares	Value ($)
GAM Holding AG *	593,073	1,456,913
Helvetia Holding AG	20,069	1,895,573
Huber & Suhner AG	12,822	995,344
Implenia AG	28,304	980,086
Ina Invest Holding AG *	5,104	109,398
Inficon Holding AG	704	603,574
Komax Holding AG *	2,641	447,866
Landis & Gyr Group AG *	16,655	1,010,823
Logitech International S.A.	48,330	3,586,441
Mobimo Holding AG *	2,684	791,384
OC Oerlikon Corp. AG	171,249	1,566,145
Partners Group Holding AG	2,718	2,770,371
PSP Swiss Property AG	7,976	955,756
Rieter Holding AG	5,014	447,693
Schweiter Technologies AG	780	1,087,989
SFS Group AG	11,969	1,131,834
Siegfried Holding AG *	1,473	838,372
SIG Combibloc Group AG *	75,993	1,497,158
St. Galler Kantonalbank AG	521	240,697
Stadler Rail AG *(a)	6,912	310,424
Straumann Holding AG	1,209	1,193,358
Sulzer AG	18,511	1,653,851
Sunrise Communications Group AG *	28,320	3,380,976
Tecan Group AG	2,434	1,103,403
Temenos AG	5,778	935,568
u-blox Holding AG *	6,095	344,534
Valiant Holding AG	7,494	719,064
Valora Holding AG *	5,493	1,026,068
VAT Group AG *	6,065	1,185,452
Vetropack Holding AG *	3,905	245,458
Vifor Pharma AG	14,528	2,153,103
Vontobel Holding AG	12,472	922,467
Zur Rose Group AG *	1,534	418,232
		68,061,097

United Kingdom 9.8%
888 Holdings plc	276,013	736,179
AA plc	3,401,796	1,580,527
AG Barr plc	33,094	188,323
Airtel Africa plc	610,563	465,983
Ascential plc	130,818	548,247
Ashmore Group plc	141,814	800,542
Auto Trader Group plc	116,436	878,040
Avast plc	38,514	276,406
B&M European Value Retail S.A.	468,727	2,987,385
Bank of Georgia Group plc *	35,142	432,891
Beazley plc	290,107	1,671,063
Biffa plc	207,550	569,693
Big Yellow Group plc	37,207	534,052
Bodycote plc	191,460	1,438,153
Brewin Dolphin Holdings plc	176,295	588,945
Britvic plc	157,034	1,781,959
C&C Group plc	232,878	667,278
Capita plc *	2,304,976	955,194
Card Factory plc	1,182,536	610,384
Centamin plc	874,237	2,447,640
Cineworld Group plc	885,034	747,508
Clarkson plc	14,862	490,522
Close Brothers Group plc	122,018	1,834,712
Coats Group plc	1,001,681	740,343
Computacenter plc	70,105	1,896,115
ConvaTec Group plc	650,211	1,668,069
Costain Group plc (a)	448,214	324,674
Countryside Properties plc	232,361	1,001,183
Cranswick plc	43,172	2,156,132
Crest Nicholson Holdings plc	396,383	1,051,921

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daily Mail & General Trust plc N.V., Class A	160,075	1,412,450
Dechra Pharmaceuticals plc	13,171	555,512
Derwent London plc	20,868	790,177
DFS Furniture plc	321,866	732,636
Dignity plc *	99,263	720,362
Diploma plc	35,812	925,444
Domino's Pizza Group plc	170,634	766,290
Dunelm Group plc	59,917	1,146,427
Electrocomponents plc	242,460	2,204,318
Elementis plc	812,462	784,881
Equiniti Group plc	233,046	353,850
Essentra plc	319,602	1,312,037
Ferrexpo plc	452,523	1,117,290
Forterra plc	84,028	178,890
Frasers Group plc *	310,281	1,454,077
Fresnillo plc	121,741	2,057,939
Games Workshop Group plc	7,036	868,602
Genus plc	16,150	728,730
Grafton Group plc	264,243	2,757,934
Grainger plc	200,359	839,687
Great Portland Estates plc	90,341	730,127
Greencore Group plc	552,129	929,266
Greggs plc	61,639	1,169,472
GVC Holdings plc *	102,929	1,108,322
Halfords Group plc	738,330	1,631,168
Halma plc	73,188	2,173,530
Hammerson plc *(a)	814,697	528,293
Hargreaves Lansdown plc	46,301	1,002,145
Hastings Group Holdings plc	113,580	383,845
Hikma Pharmaceuticals plc	55,078	1,748,534
Hill & Smith Holdings plc	48,021	781,860
Hiscox Ltd. *	180,449	1,916,951
HomeServe plc	78,954	1,373,244
Howden Joinery Group plc	317,767	2,391,164
Hunting plc	240,869	521,179
Ibstock plc *	319,525	661,850
IG Group Holdings plc	278,881	2,948,053
Indivior plc *	2,075,522	3,298,696
Intermediate Capital Group plc	119,661	2,190,208
Intu Properties plc *(a)(b)	11,806,310	84,225
IWG plc	418,745	1,578,871
J.D. Wetherspoon plc	58,668	804,388
JD Sports Fashion plc	115,801	1,125,365
John Laing Group plc	197,551	754,914
Jupiter Fund Management plc	459,944	1,290,805
Just Group plc *	1,948,913	1,328,234
KAZ Minerals plc	131,690	1,022,693
Keller Group plc	174,056	1,461,238
Kier Group plc *(a)	1,293,732	1,027,220
Lancashire Holdings Ltd.	177,682	1,827,128
Man Group plc	1,225,923	2,011,596
Marshalls plc	74,118	631,168
Marston's plc	1,098,700	779,685
McCarthy & Stone plc *	753,370	724,264
Mediclinic International plc	314,637	1,095,336
Melrose Industries plc	1,092,701	1,489,407
Mitchells & Butlers plc *	370,187	853,530
Moneysupermarket.com Group plc	257,556	1,050,427
Morgan Advanced Materials plc	331,882	1,026,502
Morgan Sindall Group plc	59,291	1,006,636
National Express Group plc *	518,861	875,358
Ocado Group plc *	34,865	1,165,662
OneSavings Bank plc *	142,572	580,326
Pagegroup plc	337,897	1,742,749
Paragon Banking Group plc	164,377	783,529
PayPoint plc	48,295	407,387
Petra Diamonds Ltd. *	10,557,702	184,054
Security	Number of Shares	Value ($)
Petrofac Ltd.	552,379	1,190,768
Petropavlovsk plc *(a)	5,218,296	2,560,749
Pets at Home Group plc	473,597	1,866,857
Phoenix Group Holdings plc	269,662	2,498,562
Playtech plc	498,541	2,462,486
Plus500 Ltd.	106,965	2,088,875
Polymetal International plc	128,256	3,482,651
Polypipe Group plc *	109,797	639,505
Premier Oil plc *(a)	2,598,875	759,980
Provident Financial plc	616,398	2,033,603
PZ Cussons plc	217,302	599,370
QinetiQ Group plc	422,304	1,649,965
Quilter plc	448,747	859,516
Rank Group plc	109,448	198,129
Rathbone Brothers plc	22,280	503,561
Redde Northgate plc	465,974	1,171,714
Redrow plc	189,738	1,158,466
Renishaw plc	12,794	819,524
Rhi Magnesita N.V.	15,510	561,543
Rightmove plc	104,193	884,209
Rotork plc	401,174	1,610,381
Safestore Holdings plc	51,602	541,340
Saga plc	4,969,998	905,688
Savills plc	107,534	1,174,898
Schroders plc	53,164	2,062,910
Segro plc	148,432	1,893,623
Senior plc	999,569	698,631
Serco Group plc *	624,270	1,175,228
SIG plc	2,650,500	1,129,256
Signature Aviation plc	653,537	2,310,141
Softcat plc	14,630	270,914
Spectris plc	77,148	2,619,619
Speedy Hire plc	635,898	439,341
Spirax-Sarco Engineering plc	17,336	2,378,073
Spire Healthcare Group plc	681,446	837,603
Spirent Communications plc	330,696	1,290,719
SSP Group plc	291,257	957,007
ST Modwen Properties plc	119,636	519,005
St. James's Place plc	205,728	2,698,952
Stagecoach Group plc	1,095,937	629,810
SThree plc	100,937	340,577
Superdry plc	290,856	520,294
Synthomer plc	277,790	1,167,169
TalkTalk Telecom Group plc	871,648	857,813
Ted Baker plc (a)	175,006	259,631
Telecom Plus plc	45,805	841,456
The Go-Ahead Group plc	79,328	699,965
The Restaurant Group plc	837,776	633,222
The Unite Group plc	46,249	599,125
TI Fluid Systems plc *	193,260	407,970
TP ICAP plc	241,671	983,699
Tullow Oil plc *	994,250	273,173
Tyman plc *	252,728	674,750
UDG Healthcare plc	136,932	1,337,502
Ultra Electronics Holdings plc	43,223	1,351,923
Vesuvius plc	321,159	1,758,765
Victrex plc	49,705	1,285,794
Vistry Group plc	207,718	1,768,868
WH Smith plc	87,624	1,380,905
William Hill plc	1,343,130	3,113,901
Wizz Air Holdings plc *	13,912	724,236
Workspace Group plc	20,266	152,907
		185,245,017
Total Common Stock
(Cost $1,870,718,346)		1,876,913,977

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA *	22,936	1,947,553
Jungheinrich AG	61,767	1,984,155
Sartorius AG	2,959	1,256,280
Schaeffler AG	164,502	1,108,609
Sixt SE	15,053	848,825
Total Preferred Stock
(Cost $6,386,161)		7,145,422

Rights 0.0% of net assets

Canada 0.0%
Just Energy Group, Inc. *(a)(b)	34,096	—

Singapore 0.0%
Sembcorp Marine Ltd. expires 09/02/20 *(b)	643,900	2,368
Total Rights
(Cost $23,872)		2,368

Warrants 0.0% of net assets

France 0.0%
Technicolor S.A. expires 09/22/24 *(b)	164,860	65,833
Total Warrants
(Cost $—)		65,833
Security	Number of Shares	Value ($)
Other Investment Companies 1.9% of net assets

United States 1.9%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	1,187,229	1,187,229
Securities Lending Collateral 1.8%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	35,382,899	35,382,899
Total Other Investment Companies
(Cost $36,570,128)		36,570,128

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	74	7,030,370	97,087
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,817,456.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$678,497,316	$—	$—	$678,497,316
Australia	106,707,491	—	1,124,594	107,832,085
Hong Kong	80,802,370	—	— *	80,802,370
Italy	45,202,197	—	11,232	45,213,429
Japan	629,146,912	—	1,624,360	630,771,272
Luxembourg	—	—	— *	—
Portugal	6,963,337	—	— *	6,963,337
Republic of Korea	115,536,693	—	811,105	116,347,798
Spain	23,928,025	—	1,313,328	25,241,353
United Kingdom	185,160,792	—	84,225	185,245,017
Preferred Stock[1]	7,145,422	—	—	7,145,422
Rights [1]
Canada	—	—	— *	—
Singapore	—	—	2,368	2,368
Warrants [1]
France	—	—	65,833	65,833
Other Investment Companies[1]	36,570,128	—	—	36,570,128
Futures Contracts[2]	97,087	—	—	97,087
Total	$1,915,757,770	$—	$5,037,045	$1,920,794,815
*	Level 3 amount shown includes securities determined to have no value at August 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,878,315,608) including securities on loan of $32,817,456		$1,885,314,829
Collateral invested for securities on loan, at value (cost $35,382,899)		35,382,899
Deposit with broker for futures contracts		1,293,606
Foreign currency, at value (cost $1,376,004)		1,389,089
Receivables:
Investments sold		1,535,528
Dividends		2,500,301
Foreign tax reclaims		1,227,775
Income from securities on loan	+	169,368
Total assets		1,928,813,395
Liabilities
Collateral held for securities on loan		35,382,899
Payables:
Investments bought		2,697,567
Management fees		574,596
Variation margin on futures contracts	+	64,641
Total liabilities		38,719,703
Net Assets
Total assets		1,928,813,395
Total liabilities	–	38,719,703
Net assets		$1,890,093,692
Net Assets by Source
Capital received from investors		2,013,123,838
Total distributable loss		(123,030,146)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,890,093,692		62,500,000		$30.24

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,697,432)		$23,450,770
Securities on loan, net	+	1,110,418
Total investment income		24,561,188
Expenses
Management fees		3,391,023
Total expenses	–	3,391,023
Net investment income		21,170,165
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(101,586,183)
Net realized gains on in-kind redemptions		45,436,070
Net realized gains on futures contracts		331,346
Net realized losses on foreign currency transactions	+	(11,106)
Net realized losses		(55,829,873)
Net change in unrealized appreciation (depreciation) on investments		151,554,764
Net change in unrealized appreciation (depreciation) on futures contracts		504,635
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	195,777
Net change in unrealized appreciation (depreciation)	+	152,255,176
Net realized and unrealized gains		96,425,303
Increase in net assets resulting from operations		$117,595,468

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$21,170,165	$50,482,401
Net realized losses		(55,829,873)	(10,362,944)
Net change in unrealized appreciation (depreciation)	+	152,255,176	(164,889,280)
Increase (decrease) in net assets resulting from operations		117,595,468	(124,769,823)
Distributions to Shareholders
Total distributions		($8,086,540)	($57,727,940)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,400,000	$55,246,739	8,500,000	$269,184,367
Shares redeemed	+	(6,500,000)	(174,964,823)	(900,000)	(28,952,009)
Net transactions in fund shares		(4,100,000)	($119,718,084)	7,600,000	$240,232,358
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,600,000	$1,900,302,848	59,000,000	$1,842,568,253
Total increase or decrease	+	(4,100,000)	(10,209,156)	7,600,000	57,734,595
End of period		62,500,000	$1,890,093,692	66,600,000	$1,900,302,848

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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/20– 8/31/20*	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$25.54	$28.08	$31.22	$26.06	$17.78	$24.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.68	1.02	0.85	0.71	0.49	0.57
Net realized and unrealized gains (losses)	(1.62)	(2.53)	(3.20)	5.06	8.18	(6.58)
Total from investment operations	(0.94)	(1.51)	(2.35)	5.77	8.67	(6.01)
Less distributions:
Distributions from net investment income	(0.15)	(1.03)	(0.79)	(0.61)	(0.39)	(0.37)
Net asset value at end of period	$24.45	$25.54	$28.08	$31.22	$26.06	$17.78
Total return	(3.69%) [2]	(5.74%)	(7.36%)	22.32%	49.03%	(24.92%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.46%	0.46%
Net investment income (loss)	5.82% [3]	3.61%	2.99%	2.48%	2.14%	2.80%
Portfolio turnover rate[4]	12% [2]	32%	33%	14%	14%	20%
Net assets, end of period (x 1,000)	$3,046,332	$2,574,297	$2,341,576	$2,200,763	$1,011,273	$359,092

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 94.8% of net assets

Brazil 5.2%
Ambev S.A.	4,168,586	9,354,034
B3 S.A. - Brasil Bolsa Balcao	388,765	4,166,934
Banco Bradesco S.A.	1,463,393	5,076,354
Banco do Brasil S.A.	2,161,951	12,867,114
Banco Santander Brasil S.A.	479,576	2,472,231
BRF S.A. *	933,377	3,333,064
CCR S.A.	1,216,432	2,955,766
Centrais Eletricas Brasileiras S.A.	343,296	2,222,141
Cia Brasileira de Distribuicao	300,255	3,476,038
Cia de Saneamento Basico do Estado de Sao Paulo	358,274	3,118,464
Cia Energetica de Minas Gerais	171,712	330,221
Cielo S.A.	3,384,010	2,812,863
Cogna Educacao	2,418,438	2,512,823
Embraer S.A. *	1,939,782	2,595,381
IRB Brasil Resseguros S.A.	647,003	840,907
IRB Brasil Resseguros S.A. - RCT *	377,201	475,807
Itau Unibanco Holding S.A.	780,300	3,208,875
JBS S.A.	1,903,846	7,787,656
Petrobras Distribuidora S.A.	1,268,242	4,933,427
Petroleo Brasileiro S.A.	4,336,632	17,644,074
Suzano S.A. *	375,106	3,432,494
Tim Participacoes S.A.	1,318,938	3,442,861
Ultrapar Participacoes S.A.	3,208,741	11,370,591
Vale S.A.	4,309,173	46,878,624
		157,308,744

Chile 0.9%
Banco de Chile	32,555,212	2,728,011
Cencosud S.A.	4,964,446	7,361,183
Empresas COPEC S.A.	1,006,134	7,395,812
Enel Americas S.A.	35,991,621	5,191,514
Falabella S.A.	915,931	2,893,396
Latam Airlines Group S.A. *	736,922	1,246,241
		26,816,157

China 30.1%
Agile Group Holdings Ltd.	2,972,523	4,103,920
Agricultural Bank of China Ltd., A Shares	7,284,700	3,414,130
Agricultural Bank of China Ltd., H Shares	45,446,308	15,187,569
Alibaba Group Holding Ltd. ADR *	142,423	40,879,674
Anhui Conch Cement Co., Ltd., A Shares	100,800	896,422
Anhui Conch Cement Co., Ltd., H Shares	871,382	6,318,803
BAIC Motor Corp., Ltd., H Shares	6,440,514	3,083,077
Baidu, Inc. ADR *	123,069	15,330,705
Bank of China Ltd., A Shares	4,620,500	2,212,718
Bank of China Ltd., H Shares	130,966,252	42,922,302
Bank of Communications Co., Ltd., A Shares	2,425,600	1,675,111
Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., H Shares	13,166,160	6,880,247
China Cinda Asset Management Co., Ltd., H Shares	21,210,048	4,050,357
China CITIC Bank Corp., Ltd., A Shares	674,600	514,139
China CITIC Bank Corp., Ltd., H Shares	17,791,288	7,437,762
China Communications Construction Co., Ltd., A Shares	452,100	524,765
China Communications Construction Co., Ltd., H Shares	10,231,175	5,742,548
China Construction Bank Corp., A Shares	588,800	532,995
China Construction Bank Corp., H Shares	144,141,949	102,106,320
China Everbright Bank Co., Ltd., A Shares	2,285,000	1,281,093
China Everbright Bank Co., Ltd., H Shares	4,866,065	1,745,471
China Evergrande Group	3,149,915	7,356,433
China Hongqiao Group Ltd.	6,514,128	4,202,582
China Huarong Asset Management Co., Ltd., H Shares	50,005,969	5,742,510
China Jinmao Holdings Group Ltd.	5,112,032	3,199,081
China Life Insurance Co., Ltd., A Shares	73,700	470,017
China Life Insurance Co., Ltd., H Shares	3,332,683	8,118,689
China Merchants Bank Co., Ltd., A Shares	586,700	3,228,535
China Merchants Bank Co., Ltd., H Shares	2,994,165	14,294,447
China Minsheng Banking Corp., Ltd., A Shares	2,298,100	1,862,195
China Minsheng Banking Corp., Ltd., H Shares	11,848,457	7,215,953
China Mobile Ltd.	9,622,555	67,232,422
China National Building Material Co., Ltd., H Shares	8,551,287	12,026,739
China Oriental Group Co., Ltd.	10,984,671	3,089,822
China Overseas Land & Investment Ltd.	4,264,359	12,352,646
China Pacific Insurance (Group) Co., Ltd., A Shares	180,400	811,769
China Pacific Insurance (Group) Co., Ltd., H Shares	1,681,723	4,676,184
China Petroleum & Chemical Corp., A Shares	5,655,100	3,327,428
China Petroleum & Chemical Corp., H Shares	123,683,064	57,132,490
China Railway Construction Corp., Ltd., A Shares	1,071,600	1,397,164
China Railway Construction Corp., Ltd., H Shares	4,861,749	3,738,769
China Railway Group Ltd., H Shares	8,976,782	4,609,923
China Resources Land Ltd.	2,365,454	10,941,921
China Resources Power Holdings Co., Ltd.	6,207,320	7,368,547

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Shenhua Energy Co., Ltd., A Shares	544,300	1,284,231
China Shenhua Energy Co., Ltd., H Shares	6,963,049	11,625,821
China State Construction Engineering Corp., Ltd., A Shares	3,145,400	2,360,491
China Telecom Corp., Ltd., H Shares	43,075,755	14,117,458
China Tower Corp., Ltd., H Shares	17,893,993	3,417,109
China Unicom Hong Kong Ltd.	19,147,400	13,563,509
China United Network Communications Ltd., A Shares	2,347,900	1,779,141
China Vanke Co., Ltd., A Shares	319,900	1,273,687
China Vanke Co., Ltd., H Shares	1,298,803	4,038,780
CITIC Ltd.	11,210,828	10,226,970
CNOOC Ltd.	26,719,771	30,408,235
Country Garden Holdings Co., Ltd.	6,150,920	7,626,993
CRRC Corp., Ltd., A Shares	1,054,500	902,210
CRRC Corp., Ltd., H Shares	5,103,036	2,304,552
Dongfeng Motor Group Co., Ltd., H Shares	5,899,002	4,094,970
ENN Energy Holdings Ltd.	360,669	4,002,185
Fosun International Ltd.	3,204,952	3,568,800
GCL-Poly Energy Holdings Ltd. *	107,075,506	4,352,017
Geely Automobile Holdings Ltd.	3,093,242	6,537,590
Great Wall Motor Co., Ltd., A Shares	184,300	375,373
Great Wall Motor Co., Ltd., H Shares	5,315,410	5,767,965
Guangzhou R&F Properties Co., Ltd., H Shares	2,888,053	3,674,278
Haier Electronics Group Co., Ltd.	1,533,379	5,252,958
Hengan International Group Co., Ltd.	572,027	4,509,700
Huaneng Power International, Inc., A Shares	766,600	616,714
Huaneng Power International, Inc., H Shares	12,820,324	5,343,077
Industrial & Commercial Bank of China Ltd., A Shares	3,799,400	2,751,440
Industrial & Commercial Bank of China Ltd., H Shares	105,618,331	59,145,121
Industrial Bank Co., Ltd., A Shares	1,044,900	2,465,355
JD.com, Inc. ADR *	178,618	14,046,519
Jiangxi Copper Co., Ltd., A Shares	306,900	699,908
Jiangxi Copper Co., Ltd., H Shares	5,218,585	6,154,444
Kingboard Holdings Ltd.	1,966,042	6,329,264
Kunlun Energy Co., Ltd.	5,848,050	4,361,429
Legend Holdings Corp., H Shares	2,048,923	3,019,129
Longfor Group Holdings Ltd.	992,303	5,255,903
NetEase, Inc. ADR	22,142	10,787,804
PetroChina Co., Ltd., H Shares	65,746,769	22,735,217
PICC Property & Casualty Co., Ltd., H Shares	9,518,173	7,356,484
Ping An Insurance Group Co. of China Ltd., A Shares	184,500	2,063,963
Ping An Insurance Group Co. of China Ltd., H Shares	2,254,001	24,008,281
Postal Savings Bank of China Co., Ltd., H Shares	5,917,090	2,801,974
SAIC Motor Corp., Ltd., A Shares	744,500	2,028,335
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,660,400	2,511,515
Shimao Group Holdings Ltd.	1,510,358	6,801,351
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	787,600	401,323
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	13,009,730	2,685,828
Sinopharm Group Co., Ltd., H Shares	2,067,031	5,088,798
Sunac China Holdings Ltd.	770,179	3,239,658
Tencent Holdings Ltd.	692,593	47,408,190
Security	Number of Shares	Value ($)
Vipshop Holdings Ltd. ADR *	266,447	4,399,040
Weichai Power Co., Ltd., A Shares	162,600	351,829
Weichai Power Co., Ltd., H Shares	1,633,492	3,300,644
		916,459,954

Colombia 0.2%
Bancolombia S.A.	357,830	2,480,968
Ecopetrol S.A.	7,598,954	4,437,813
		6,918,781

Czech Republic 0.2%
CEZ A/S	280,036	5,780,219

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	784,935	3,351,672

Greece 0.4%
Alpha Bank AE *	5,264,611	3,491,881
Hellenic Telecommunications Organization S.A.	289,118	4,737,060
Motor Oil Hellas Corinth Refineries S.A.	170,461	2,395,389
Piraeus Bank S.A. *	2,026,721	2,925,597
		13,549,927

Hungary 0.4%
MOL Hungarian Oil & Gas plc *	1,169,247	6,603,514
OTP Bank Nyrt *	147,876	5,002,950
		11,606,464

India 8.3%
Axis Bank Ltd. *	981,198	6,621,745
Bharat Petroleum Corp., Ltd.	2,074,320	11,492,140
Bharti Airtel Ltd.	1,149,175	8,010,620
Coal India Ltd.	2,699,025	4,926,319
Grasim Industries Ltd.	378,420	3,469,439
HCL Technologies Ltd.	790,813	7,460,388
Hero MotoCorp Ltd.	123,991	5,063,657
Hindalco Industries Ltd.	2,482,176	6,246,960
Hindustan Petroleum Corp., Ltd.	2,381,348	6,520,541
Housing Development Finance Corp., Ltd.	420,986	10,481,255
Indian Oil Corp., Ltd.	8,471,630	9,874,888
Infosys Ltd.	2,383,150	30,064,777
ITC Ltd.	1,728,233	4,486,843
JSW Steel Ltd.	1,672,820	6,131,533
Larsen & Toubro Ltd.	226,981	2,913,911
Mahindra & Mahindra Ltd.	590,955	4,872,473
Maruti Suzuki India Ltd.	74,903	6,960,334
NTPC Ltd.	3,349,016	4,386,036
Oil & Natural Gas Corp., Ltd.	10,333,646	11,504,837
Rajesh Exports Ltd.	531,841	3,225,764
Reliance Industries Ltd.	1,466,471	41,453,469
State Bank of India *	2,162,818	6,229,221
Sun Pharmaceutical Industries Ltd.	666,860	4,713,296
Tata Consultancy Services Ltd.	423,848	12,997,737
Tata Motors Ltd. *	6,178,880	12,020,726
Tata Motors Ltd., A Shares, DVR *	2,570,062	1,778,958
Tata Steel Ltd.	863,478	4,844,838

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vedanta Ltd.	5,682,897	9,932,476
Wipro Ltd.	1,299,853	4,790,954
		253,476,135

Indonesia 1.2%
PT Astra International Tbk	25,631,283	8,976,449
PT Bank Central Asia Tbk	2,176,671	4,689,652
PT Bank Mandiri (Persero) Tbk	14,244,956	5,820,257
PT Bank Rakyat Indonesia (Persero) Tbk	31,101,461	7,496,386
PT Telekomunikasi Indonesia (Persero) Tbk	47,384,365	9,306,045
		36,288,789

Kuwait 0.5%
Kuwait Finance House KSCP	1,774,047	3,639,369
Mobile Telecommunications Co. KSC	2,962,707	5,728,321
National Bank of Kuwait SAKP	2,487,831	7,011,419
		16,379,109

Malaysia 1.6%
Axiata Group Berhad	5,803,672	4,193,747
CIMB Group Holdings Berhad	7,189,120	5,695,378
Genting Berhad	4,398,400	3,706,250
Malayan Banking Berhad	5,524,913	9,722,149
Petronas Chemicals Group Berhad	2,793,900	3,662,152
Public Bank Berhad	2,002,200	7,892,480
Tenaga Nasional Berhad	5,184,800	13,517,447
		48,389,603

Mexico 3.6%
Alfa S.A.B. de C.V., A Shares	11,309,449	7,270,582
America Movil S.A.B. de C.V., Series L	46,514,931	28,245,611
Cemex S.A.B. de C.V. ADR	4,787,961	15,369,355
Fomento Economico Mexicano S.A.B. de C.V.	1,953,175	11,366,004
Grupo Bimbo S.A.B. de C.V., Series A	3,208,556	5,925,698
Grupo Financiero Banorte S.A.B. de C.V., O Shares *	2,630,891	9,096,204
Grupo Mexico S.A.B. de C.V., Series B	4,479,830	11,953,855
Grupo Televisa S.A.B., Series CPO *	3,451,729	4,261,433
Orbia Advance Corp. S.A.B. de C.V.	2,301,137	3,696,791
Wal-Mart de Mexico S.A.B. de C.V.	4,890,502	11,738,009
		108,923,542

Philippines 0.3%
PLDT, Inc. (a)	198,420	5,978,965
SM Investments Corp. (a)	192,812	3,387,955
		9,366,920

Qatar 0.5%
Ooredoo QPSC	2,438,617	4,421,124
Qatar National Bank QPSC	2,114,850	10,455,177
		14,876,301

Russia 9.6%
Alrosa PJSC	4,593,662	4,071,436
Gazprom PJSC	31,840,402	77,685,264
Inter RAO UES PJSC	93,311,765	6,550,789
LUKOIL PJSC	1,116,173	74,893,090
Magnit PJSC	254,093	15,164,146
Security	Number of Shares	Value ($)
MMC Norilsk Nickel PJSC	37,431	9,727,831
Mobile TeleSystems PJSC	2,106,717	9,624,771
NovaTek PJSC	514,397	7,687,761
Novolipetsk Steel PJSC	1,652,040	3,440,549
Rosneft Oil Co. PJSC	3,133,141	15,729,016
ROSSETI PJSC	160,519,297	3,147,728
Sberbank of Russia PJSC	10,067,120	30,580,286
Severstal PAO	368,175	4,618,674
Sistema PJSC	21,634,230	6,235,807
Surgutneftegas PJSC	13,286,746	6,551,827
Tatneft PJSC	1,766,325	12,984,414
VTB Bank PJSC	10,450,750,000	4,943,205
		293,636,594

Saudi Arabia 1.4%
Al Rajhi Bank	356,953	6,176,925
National Commercial Bank	359,017	3,561,021
Riyad Bank	438,002	2,239,966
Samba Financial Group	319,097	2,344,018
Saudi Arabian Oil Co.	218,524	2,071,359
Saudi Basic Industries Corp.	661,526	15,521,948
Saudi Electricity Co.	563,124	2,390,362
Saudi Telecom Co.	258,461	6,615,808
Yanbu National Petrochemical Co.	131,129	1,870,549
		42,791,956

South Africa 4.9%
Absa Group Ltd.	1,594,937	7,272,715
AngloGold Ashanti Ltd.	238,450	6,962,395
Aspen Pharmacare Holdings Ltd. *	581,080	4,660,302
Barloworld Ltd.	929,021	3,279,301
Bid Corp., Ltd.	397,763	6,571,997
FirstRand Ltd.	3,189,156	7,125,186
Gold Fields Ltd.	944,258	12,210,350
MTN Group Ltd.	6,124,285	22,076,888
Naspers Ltd., N Shares	31,698	5,786,703
Nedbank Group Ltd.	817,191	4,630,247
Old Mutual Ltd.	4,415,545	2,916,547
Remgro Ltd.	411,314	2,134,596
Sanlam Ltd.	1,361,958	4,420,007
Sappi Ltd. *	2,509,968	3,302,424
Sasol Ltd. *	2,784,309	22,774,099
Shoprite Holdings Ltd.	1,152,796	7,519,159
Standard Bank Group Ltd.	1,913,300	11,925,056
The Bidvest Group Ltd.	406,215	3,263,627
Vodacom Group Ltd.	828,308	6,251,944
Woolworths Holdings Ltd.	1,963,513	3,684,503
		148,768,046

Taiwan 20.5%
Acer, Inc. *	8,141,470	6,478,991
ASE Technology Holding Co.,Ltd.	4,626,000	9,648,832
Asustek Computer, Inc.	2,130,176	17,641,660
AU Optronics Corp. *	53,644,371	19,105,488
Catcher Technology Co., Ltd.	950,000	6,491,659
Cathay Financial Holding Co., Ltd.	6,453,840	8,765,248
Cheng Shin Rubber Industry Co., Ltd.	3,262,000	4,002,249
China Steel Corp.	17,200,088	11,665,448
Chunghwa Telecom Co., Ltd.	3,373,764	12,475,620
Compal Electronics, Inc.	20,425,000	12,878,091
CTBC Financial Holding Co., Ltd.	12,529,809	8,092,288
Delta Electronics, Inc.	1,948,696	12,552,308
Far Eastern New Century Corp.	6,817,061	6,145,264
Far EasTone Telecommunications Co., Ltd.	1,659,588	3,467,196

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Holding Co., Ltd.	5,690,471	4,121,211
Formosa Chemicals & Fibre Corp.	4,421,882	10,217,732
Formosa Petrochemical Corp.	1,931,704	5,398,488
Formosa Plastics Corp.	3,675,704	9,796,365
Foxconn Technology Co., Ltd.	2,117,858	3,767,776
Fubon Financial Holding Co., Ltd.	8,673,116	12,651,342
Hon Hai Precision Industry Co., Ltd.	34,306,928	89,913,698
Innolux Corp. *	69,551,000	21,618,019
Inventec Corp.	8,887,646	6,891,057
Largan Precision Co., Ltd.	34,700	4,003,187
Lite-On Technology Corp.	3,686,229	5,829,321
MediaTek, Inc.	1,002,046	18,988,040
Mega Financial Holding Co., Ltd.	6,749,548	6,728,500
Nan Ya Plastics Corp.	6,142,588	12,874,910
Pegatron Corp.	8,270,234	17,616,333
Pou Chen Corp.	5,250,000	4,956,291
President Chain Store Corp.	405,000	3,726,803
Quanta Computer, Inc.	4,961,058	13,019,153
Synnex Technology International Corp.	3,924,178	5,844,506
Taiwan Cement Corp.	4,417,302	6,458,506
Taiwan Mobile Co., Ltd.	1,154,000	3,991,991
Taiwan Semiconductor Manufacturing Co., Ltd.	10,964,352	159,374,815
Uni-President Enterprises Corp.	4,382,796	9,948,169
United Microelectronics Corp.	21,922,931	15,839,890
Walsin Lihwa Corp.	10,273,000	5,899,496
Wistron Corp.	9,412,934	10,233,717
WPG Holdings Ltd.	5,252,880	7,357,953
Yageo Corp.	302,000	3,427,432
Yuanta Financial Holding Co., Ltd.	6,524,960	4,091,790
		623,996,833

Thailand 2.9%
Advanced Info Service PCL NVDR	784,100	4,610,500
Charoen Pokphand Foods PCL NVDR	4,632,900	4,800,740
CP ALL PCL NVDR *	2,081,600	4,247,140
Kasikornbank PCL NVDR	1,660,200	4,494,236
Krung Thai Bank PCL NVDR	9,773,600	2,999,048
PTT Exploration & Production PCL NVDR	1,709,300	4,888,030
PTT Global Chemical PCL NVDR	5,537,900	8,229,669
PTT PCL NVDR	26,473,500	30,622,411
Thai Oil PCL NVDR	3,013,000	4,017,656
The Siam Cement PCL NVDR	1,166,500	13,268,246
The Siam Commercial Bank PCL NVDR	3,098,100	7,217,038
		89,394,714

Turkey 1.4%
Akbank T.A.S. *	5,746,671	3,818,620
BIM Birlesik Magazalar A/S	476,058	4,389,256
Eregli Demir ve Celik Fabrikalari T.A.S.	3,677,143	4,357,207
Haci Omer Sabanci Holding A/S	2,989,838	3,140,569
KOC Holding A/S	2,226,304	4,507,668
Tupras-Turkiye Petrol Rafinerileri A/S *	347,212	3,774,556
Turk Hava YollariI AO *	1,902,438	2,729,956
Turkcell Iletisim Hizmetleri A/S	2,836,534	5,519,659
Turkiye Garanti Bankasi A/S *	4,524,680	4,156,385
Turkiye Halk Bankasi A/S *	4,484,193	2,991,899
Turkiye Is Bankasi A/S, Class C *	3,851,842	2,569,988
		41,955,763

Security	Number of Shares	Value ($)
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	2,108,480	3,180,099
Emaar Properties PJSC *	5,402,811	4,236,172
Emirates Telecommunications Group Co. PJSC	1,632,837	7,361,469
First Abu Dhabi Bank PJSC	1,405,287	4,384,408
		19,162,148
Total Common Stock
(Cost $3,006,571,584)		2,889,198,371

Preferred Stock 4.8% of net assets

Brazil 3.4%
Banco Bradesco S.A.	5,561,438	21,025,579
Centrais Eletricas Brasileiras S.A., B Shares	189,756	1,241,427
Companhia Energetica de Minas Gerais	2,288,269	4,392,255
Gerdau S.A.	2,592,000	9,019,720
Itau Unibanco Holding S.A.	7,017,053	30,122,969
Metalurgica Gerdau S.A.	2,913,530	4,668,319
Petroleo Brasileiro S.A.	6,198,747	24,734,423
Telefonica Brasil S.A.	755,953	6,592,317
		101,797,009

Colombia 0.1%
Bancolombia S.A.	575,420	4,100,081

Russia 1.3%
Surgutneftegas PJSC	17,437,205	8,735,011
Tatneft PJSC	161,132	1,164,917
Transneft PJSC	15,547	28,849,958
		38,749,886
Total Preferred Stock
(Cost $173,383,963)		144,646,976

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (b)	3,963,738	3,963,738
Total Other Investment Company
(Cost $3,963,738)		3,963,738

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/18/20	213	11,719,260	157,296
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2020 (Unaudited) (continued)

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,879,831,451	$—	$—	$2,879,831,451
Philippines	—	—	9,366,920	9,366,920
Preferred Stock[1]	144,646,976	—	—	144,646,976
Other Investment Company[1]	3,963,738	—	—	3,963,738
Futures Contracts[2]	157,296	—	—	157,296
Total	$3,028,599,461	$—	$9,366,920	$3,037,966,381
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,183,919,285)		$3,037,809,085
Deposit with broker for futures contracts		2,544,000
Foreign currency, at value (cost $3,543,290)		3,549,271
Receivables:
Investments sold		1,353
Dividends	+	5,061,597
Total assets		3,048,965,306
Liabilities
Payables:
Management fees		961,455
Foreign capital gains tax		1,407,788
Variation margin on futures contracts	+	264,120
Total liabilities		2,633,363
Net Assets
Total assets		3,048,965,306
Total liabilities	–	2,633,363
Net assets		$3,046,331,943
Net Assets by Source
Capital received from investors		3,281,118,042
Total distributable loss		(234,786,099)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,046,331,943		124,600,000		$24.45

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2020 through August 31, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $11,446,887)		$78,368,893
Securities on loan, net	+	10,734
Total investment income		78,379,627
Expenses
Management fees		4,911,965
Total expenses	–	4,911,965
Net investment income		73,467,662
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(53,524,859)
Net realized gains on in-kind redemptions		4,010,997
Net realized gains on futures contracts		1,990,243
Net realized losses on foreign currency transactions	+	(1,310,590)
Net realized losses		(48,834,209)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $1,407,788)		(123,906,166)
Net change in unrealized appreciation (depreciation) on futures contracts		735,400
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	156,727
Net change in unrealized appreciation (depreciation)	+	(123,014,039)
Net realized and unrealized losses		(171,848,248)
Decrease in net assets resulting from operations		($98,380,586)

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/20-8/31/20		3/1/19-2/29/20
Net investment income		$73,467,662	$92,667,381
Net realized gains (losses)		(48,834,209)	11,066,853
Net change in unrealized appreciation (depreciation)	+	(123,014,039)	(270,561,241)
Decrease in net assets resulting from operations		(98,380,586)	(166,827,007)
Distributions to Shareholders
Total distributions		($15,906,500)	($99,031,790)

Transactions in Fund Shares
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,500,000	$662,426,491	24,000,000	$683,687,511
Shares redeemed	+	(3,700,000)	(76,104,258)	(6,600,000)	(185,107,560)
Net transactions in fund shares		23,800,000	$586,322,233	17,400,000	$498,579,951
Shares Outstanding and Net Assets
		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		100,800,000	$2,574,296,796	83,400,000	$2,341,575,642
Total increase	+	23,800,000	472,035,147	17,400,000	232,721,154
End of period		124,600,000	$3,046,331,943	100,800,000	$2,574,296,796

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2020 are disclosed in the Portfolio Holdings.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2020, certain funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2020, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, semiannually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of August 31, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index ETF to the extent the fund is able to successfully recover taxes withheld in the future.
The Schwab Fundamental International Large Company Index ETF incurred professional fees amounting to $33,792 and made no reimbursements to the investment adviser during the period ended August 31, 2020.
As of August 31, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index ETF to the investment adviser was $48,248.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$4,704,371	($184,409)
Schwab Fundamental U.S. Large Company Index ETF	143,457,638	(14,090,890)
Schwab Fundamental U.S. Small Company Index ETF	39,909,040	(1,701,675)
Schwab Fundamental International Large Company Index ETF	93,789,978	(20,808,872)
Schwab Fundamental International Small Company Index ETF	70,281,613	(11,183,349)
Schwab Fundamental Emerging Markets Large Company Index ETF	28,682,700	350,672
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$523,376	3
Schwab Fundamental U.S. Large Company Index ETF	11,496,202	76
Schwab Fundamental U.S. Small Company Index ETF	6,231,072	90
Schwab Fundamental International Large Company Index ETF	23,803,711	279
Schwab Fundamental International Small Company Index ETF	10,168,571	119
Schwab Fundamental Emerging Markets Large Company Index ETF	13,750,539	274

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$17,354,587	$17,678,548
Schwab Fundamental U.S. Large Company Index ETF	389,858,212	394,717,122
Schwab Fundamental U.S. Small Company Index ETF	559,298,642	520,993,810
Schwab Fundamental International Large Company Index ETF	348,287,515	338,172,326
Schwab Fundamental International Small Company Index ETF	267,900,085	258,906,334
Schwab Fundamental Emerging Markets Large Company Index ETF	850,731,696	301,499,844

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended August 31, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$5,348,681	$38,295,532
Schwab Fundamental U.S. Large Company Index ETF	521,717,688	1,685,566,249
Schwab Fundamental U.S. Small Company Index ETF	549,074,583	966,648,026
Schwab Fundamental International Large Company Index ETF	319,059,540	661,677,153
Schwab Fundamental International Small Company Index ETF	50,684,512	161,694,175
Schwab Fundamental Emerging Markets Large Company Index ETF	124,150,338	35,983,758
For the period ended August 31, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2020 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$215,012,485	$4,514,886,710	$3,224,877,220	$4,450,080,402	$1,944,650,660	$3,264,685,558
Gross unrealized appreciation	$62,528,029	$917,749,636	$432,470,031	$449,104,099	$306,876,383	$224,651,983
Gross unrealized depreciation	(36,041,449)	(684,892,072)	(634,167,453)	(773,356,306)	(330,732,228)	(451,371,160)
Net unrealized appreciation (depreciation)	$26,486,580	$232,857,564	($201,697,422)	($324,252,207)	($23,855,845)	($226,719,177)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$6,307,497	$77,080,092	$159,483,892	$100,013,237	$55,412,483	$28,867,002
Total	$6,307,497	$77,080,092	$159,483,892	$100,013,237	$55,412,483	$28,867,002
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2020. The tax-basis components of distributions paid during the fiscal year ended February 29, 2020 were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Ordinary income	$6,831,860	$128,120,700	$50,954,980	$150,746,760	$57,727,940	$99,031,790

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Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of February 29, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended February 29, 2020, the funds did not incur any interest or penalties.

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended February 28, 2019 and February 29, 2020, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs,

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which are designed to provide enhanced services to the Funds and their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	100	None

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR76318-07
00249644

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)    (1)   Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer

Chief Executive Officer

Date:	October 19, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 19, 2020